UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund: BlackRock Funds

BlackRock All-Cap Energy & Resources Portfolio

BlackRock Emerging Markets Dividend Fund

BlackRock Energy & Resources Portfolio

BlackRock Flexible Equity Fund

BlackRock Global Opportunities Portfolio

BlackRock Health Sciences Opportunities Portfolio

BlackRock International Opportunities Portfolio

BlackRock Managed Volatility Portfolio

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Science & Technology Opportunities Portfolio

BlackRock Small Cap Growth Equity Portfolio

BlackRock U.S. Opportunities Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2016

Date of reporting period: 12/31/2015

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2015 (Unaudited)	BlackRock All-Cap Energy & Resources Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Energy Equipment & Services — 7.0%
Halliburton Co.	37,300	$1,269,692
Schlumberger Ltd.	90,241	6,294,310

		7,564,002
Oil, Gas & Consumable Fuels — 91.1%
Anadarko Petroleum Corp.	44,250	2,149,665
BG Group PLC	368,025	5,334,864
BP PLC	943,000	4,900,504
Cabot Oil & Gas Corp.	98,300	1,738,927
Cairn Energy PLC (a)	627,800	1,452,964
Carrizo Oil & Gas, Inc. (a)	31,200	922,896
Chevron Corp.	64,000	5,757,440
Cimarex Energy Co.	35,500	3,172,990
ConocoPhillips	137,600	6,424,544
Devon Energy Corp.	86,600	2,771,200
Enbridge, Inc.	131,700	4,378,261
Encana Corp.	218,800	1,111,631
Energen Corp.	22,900	938,671
EOG Resources, Inc.	69,640	4,929,815
EQT Corp.	32,000	1,668,160
Exxon Mobil Corp.	150,500	11,731,475
Hess Corp.	71,200	3,451,776
Kosmos Energy Ltd. (a)	181,214	942,313
Laredo Petroleum, Inc. (a)(b)	68,000	543,320
Marathon Oil Corp.	165,750	2,086,793
Noble Energy, Inc.	64,100	2,110,813
Occidental Petroleum Corp.	75,950	5,134,979
Oil Search Ltd.	419,287	2,040,813

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Phillips 66	54,600	$4,466,280
Pioneer Natural Resources Co.	27,300	3,422,874
Range Resources Corp.	33,300	819,513
Royal Dutch Shell PLC, Class A	465,000	10,531,924
TOTAL SA	79,531	3,565,505

		98,500,910
Total Long-Term Investments (Cost — $125,091,773) — 98.1%		106,064,912

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.23% (c)(d)	1,100,785	1,100,785
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.39% (c)(d)(e)	$ 591	590,965
Total Short-Term Securities (Cost — $1,691,750) — 1.6%		1,691,750
Total Investments (Cost — $126,783,523*) — 99.7%		107,756,662
Other Assets Less Liabilities — 0.3%		317,746

Net Assets — 100.0%		$108,074,408

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$127,084,721

Gross unrealized appreciation	$5,642,417
Gross unrealized depreciation	(24,970,476)

Net unrealized depreciation	$(19,328,059)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

Portfolio Abbreviations
ADR	American Depositary Receipts	NVDR	Non-Voting Depository Receipts
GDR	Global Depositary Receipts

BLACKROCK FUNDS	DECEMBER 31, 2015	1

Schedule of Investments (continued)	BlackRock All-Cap Energy & Resources Portfolio

(c)	During the period ended December 31, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2015	Net Activity	Shares/ Beneficial Interest Held at December 31, 2015	Income		Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	1,684,891	(584,106)	1,100,785	$ 1,420		$115
BlackRock Liquidity Series, LLC, Money Market Series	$1,057,122	$(466,157)	$ 590,965	$22,183	[1]	—

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Energy Equipment & Services	$7,564,002	—	—	$7,564,002
Oil, Gas & Consumable Fuels	70,674,336	$27,826,574	—	98,500,910
Short-Term Securities	1,100,785	590,965	—	1,691,750

Total	$79,339,123	$28,417,539	—	$107,756,662

2	BLACKROCK FUNDS	DECEMBER 31, 2015

Schedule of Investments (concluded)	BlackRock All-Cap Energy & Resources Portfolio

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$75,009	—	—	$75,009
Liabilities:
Collateral on securities loaned at value	—	$(590,965)	—	(590,965)

Total	$75,009	$(590,965)	—	$(515,956)

During the period ended December 31, 2015, there were no transfers between levels.

BLACKROCK FUNDS	DECEMBER 31, 2015	3

Schedule of Investments December 31, 2015 (Unaudited)	BlackRock Emerging Markets Dividend Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Brazil — 8.6%
BB Seguridade Participacoes SA	7,309	$44,949
CETIP SA — Mercados Organizados	4,908	46,521
Embraer SA — ADR	1,797	53,083
Itau Unibanco Holding SA — ADR	13,266	86,362
Kroton Educacional SA	18,365	44,238
Multiplan Empreendimentos Imobiliarios SA	3,444	33,080

		308,233
Chile — 2.1%
Banco de Chile — ADR	1,272	75,570
China — 26.9%
Anhui Conch Cement Co. Ltd., H Shares	11,000	29,404
Beijing Capital International Airport Co. Ltd., H Shares	42,000	45,110
China Construction Bank Corp., H Shares	117,000	79,811
China Merchants Holdings International Co. Ltd.	22,432	70,949
China Mobile Ltd.	11,000	123,817
China Mobile Ltd. — ADR	1,316	74,130
China Overseas Land & Investment Ltd.	8,000	27,851
China Vanke Co. Ltd., H Shares	19,500	57,954
CNOOC Ltd.	14,000	14,571
CNOOC Ltd. — ADR	370	38,621
Hengan International Group Co. Ltd.	14,500	136,128
Industrial & Commercial Bank of China Ltd., H Shares	313,000	187,618
Jiangsu Expressway Co. Ltd., H Shares	42,000	56,369
Zhejiang Expressway Co. Ltd., H Shares	16,000	19,117

		961,450
Czech Republic — 0.6%
Komercni Banka A/S	104	20,647
Greece — 0.7%
OPAP SA	2,924	25,659
Hungary — 1.6%
Richter Gedeon Nyrt	3,102	58,549
India — 1.7%
ITC Ltd. — GDR (a)	12,295	60,873
Indonesia — 2.0%
Bank Central Asia Tbk PT	20,501	19,642
Jardine Cycle & Carriage Ltd.	1,100	26,892
Media Nusantara Citra Tbk PT	178,124	23,715

		70,249
Kazakhstan — 0.2%
KCell JSC — GDR	1,459	5,894
Mexico — 11.1%
Bolsa Mexicana de Valores SAB de CV	38,917	51,620
Fomento Economico Mexicano SAB de CV — ADR	622	57,442
Grupo Aeroportuario del Pacifico SAB de CV, Class B	11,280	99,517
Grupo Aeroportuario del Sureste SAB de CV — ADR	617	86,793
Kimberly-Clark de Mexico SAB de CV, Class A	42,608	99,805

		395,177

Common Stocks	Shares	Value
Peru — 0.5%
Credicorp Ltd.	174	$16,934
Philippines — 1.0%
Alliance Global Group, Inc.	103,800	35,380
Poland — 0.5%
KGHM Polska Miedz SA	1,063	17,146
Russia — 6.3%
Lukoil PJSC — ADR	554	17,997
Magnit PJSC — GDR	1,369	55,061
MMC Norilsk Nickel PJSC — ADR	5,829	73,999
Novatek OAO — GDR	977	79,059

		226,116
South Africa — 2.7%
Mr Price Group Ltd.	4,062	52,532
Sanlam Ltd.	10,909	42,673

		95,205
South Korea — 7.7%
KT&G Corp.	576	51,186
LG Corp.	783	47,068
Samsung Life Insurance Co. Ltd.	549	51,304
SK Hynix, Inc.	1,444	37,303
SK Telecom Co. Ltd.	389	71,194
SK Telecom Co. Ltd. — ADR	741	14,931

		272,986
Taiwan — 10.8%
Cleanaway Co. Ltd.	4,000	21,155
Eclat Textile Co. Ltd.	2,000	27,482
Far EasTone Telecommunications Co. Ltd.	28,000	57,546
Lite-On Technology Corp.	21,080	20,329
Taiwan Semiconductor Manufacturing Co. Ltd.	11,000	47,457
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	7,300	166,075
Tripod Technology Corp.	12,000	20,383
Yageo Corp.	14,902	23,911

		384,338
Thailand — 6.7%
Advanced Info Service PCL — NVDR	8,500	35,762
Kasikornbank PCL — NVDR	8,300	34,500
PTT PCL — NVDR	11,500	77,469
Siam City Cement PCL — NVDR	2,884	25,496
Siam Commercial Bank PCL — NVDR	5,300	17,483
Thai Oil PCL — NVDR	26,700	48,666

		239,376
Turkey — 1.2%
Tupras Turkiye Petrol Rafinerileri A/S (a)	1,850	44,123
Total Common Stocks — 92.9%		3,313,905

BLACKROCK FUNDS	DECEMBER 31, 2015	1

Schedule of Investments (continued)	BlackRock Emerging Markets Dividend Fund

Participation Notes (a)	Shares	Value
China — 3.5%
Deutsche Bank AG (Db Heilan Home Co. Ltd., Class A), due 12/17/25	15,849	$ 35,343
Deutsche Bank AG (Kweichow Moutai Co., Ltd., Class A), due 6/10/16	800	26,881
Deutsche Bank AG (Shanghai International Airport Co., Ltd., Class A), due 1/19/17	13,500	61,371

		123,595
South Korea — 2.2%
Deutsche Bank AG (Hyundai Motor & Finance Co.), due 8/12/23	2,610	80,244
Total Participation Notes — 5.7%		203,839
Total Long-Term Investments (Cost — $3,732,883) — 98.6%		3,517,744

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.23% (b)(c)	83,001	$ 83,001
Total Short-Term Securities (Cost — $83,001) — 2.3%		83,001
Total Investments (Cost — $3,815,884*) — 100.9%		3,600,745
Liabilities in Excess of Other Assets — (0.9)%		(30,634)

Net Assets — 100.0%		$3,570,111

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$3,864,476

Gross unrealized appreciation	$146,586
Gross unrealized depreciation	(410,317)

Net unrealized depreciation	$(263,731)

(a)	Non-income producing security.

(b)	During the period ended December 31, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2015	Net Activity	Shares Held at December 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	27,717	55,284	83,001	$55

(c)	Current yield as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

2	BLACKROCK FUNDS	DECEMBER 31, 2015

Schedule of Investments (concluded)	BlackRock Emerging Markets Dividend Fund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Brazil	$308,233	—	—	$308,233
Chile	75,570	—	—	75,570
China	112,751	$848,699	—	961,450
Czech Republic	—	20,647	—	20,647
Greece	—	25,659	—	25,659
Hungary	—	58,549	—	58,549
India	60,873	—	—	60,873
Indonesia	—	70,249	—	70,249
Kazakhstan	5,894	—	—	5,894
Mexico	395,177	—	—	395,177
Peru	16,934	—	—	16,934
Philippines	—	35,380	—	35,380
Poland	—	17,146	—	17,146
Russia	226,116	—	—	226,116
South Africa	52,532	42,673	—	95,205
South Korea	14,931	258,055	—	272,986
Taiwan	166,075	218,263	—	384,338
Thailand	—	239,376	—	239,376
Turkey	—	44,123	—	44,123
Participation Notes:
China	—	123,595	—	123,595
South Korea	—	80,244	—	80,244
Short-Term Securities	83,001	—	—	83,001

Total	$1,518,087	$2,082,658	—	$3,600,745

The Fund may hold assets and in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$ 3,602	—	—	$ 3,602
Foreign currency at value	3,044	—	—	3,044

Total	$ 6,646	—	—	$ 6,646

During the period ended December 31, 2015, there were no transfers between levels.

BLACKROCK FUNDS	DECEMBER 31, 2015	3

Schedule of Investments December 31, 2015 (Unaudited)	BlackRock Energy & Resources Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Energy Equipment & Services — 10.2%
Cameron International Corp. (a)	157,000	$9,922,400
Helmerich & Payne, Inc.	161,500	8,648,325
Poseidon Concepts Corp. (a)	35,081	154
Superior Energy Services, Inc.	295,657	3,982,500

		22,553,379
Oil, Gas & Consumable Fuels — 88.3%
AltaGas Ltd.	425,400	9,499,790
Cabot Oil & Gas Corp.	513,280	9,079,923
Cairn Energy PLC (a)	4,723,900	10,932,871
Canadian Oil Sands Ltd.	305,100	1,823,500
Carrizo Oil & Gas, Inc. (a)	201,000	5,945,580
Cimarex Energy Co.	155,710	13,917,360
Concho Resources, Inc. (a)	93,800	8,710,268
Devon Energy Corp.	118,640	3,796,480
Enbridge, Inc.	415,300	13,806,316
Encana Corp.	974,900	4,953,058
Energen Corp.	109,600	4,492,504
EQT Corp.	224,944	11,726,331
Gulfport Energy Corp. (a)	197,735	4,858,349
Hess Corp.	208,900	10,127,472
HollyFrontier Corp.	117,500	4,687,075
Ithaca Energy, Inc. (a)	4,077,100	1,679,516
Kosmos Energy Ltd. (a)	1,251,488	6,507,738
Laredo Petroleum, Inc. (a)(b)	405,310	3,238,427
Longview Energy Co. (a)	85,400	145,180
Marathon Oil Corp.	730,700	9,199,513
Murphy Oil Corp.	212,200	4,763,890
Noble Energy, Inc.	168,570	5,551,010
Oil Search Ltd.	1,920,500	9,347,729
Painted Pony Petroleum Ltd. (a)	569,000	1,431,033
Pioneer Natural Resources Co.	60,927	7,639,027
Range Resources Corp.	288,240	7,093,586
RSP Permian, Inc. (a)	178,212	4,346,591
SM Energy Co.	129,880	2,553,441

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Southwestern Energy Co. (a)(b)	458,500	$3,259,935
Tesoro Corp.	79,750	8,403,258
TransGlobe Energy Corp.	709,000	1,286,110

		194,802,861
Total Common Stocks — 98.5%		217,356,240

Warrants
Oil, Gas & Consumable Fuels — 0.0%
Magnum Hunter Resources Corp. (Issued/Exercisable 10/15/13, 1 Share for 1 Warrant, Expires 4/15/16, Strike Price $8.50) (a)	235,700	2
Total Warrants — 0.0%		2
Total Long-Term Investments (Cost — $325,756,011) — 98.5%		217,356,242

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.23% (c)(d)	6,024,607	6,024,607
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.39% (c)(d)(e)	$ 6,355	6,355,478
Total Short-Term Securities (Cost — $12,380,085) — 5.6%		12,380,085
Total Investments (Cost — $338,136,096*) — 104.1%		229,736,327
Liabilities in Excess of Other Assets — (4.1)%		(8,993,947)

Net Assets — 100.0%		$220,742,380

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$342,329,245

Gross unrealized appreciation	$8,639,952
Gross unrealized depreciation	(121,232,870)

Net unrealized depreciation	$(112,592,918)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	During the period ended December 31, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2015	Net Activity	Shares/ Beneficial Interest Held at December 31, 2015	Income		Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	8,250,169	(2,225,562)	6,024,607	$ 2,517		$153
BlackRock Liquidity Series, LLC Money Market Series	—	$ 6,355,478	$6,355,478	$53,032	[1]	—

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

BLACKROCK FUNDS	DECEMBER 31, 2015	1

Schedule of Investments (concluded)	BlackRock Energy & Resources Portfolio

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Energy Equipment & Services	$22,553,225	$154	—	$22,553,379
Oil, Gas & Consumable Fuels	174,377,081	20,280,600	$145,180	194,802,861
Warrants	—	2	—	2
Short-Term Securities	6,024,607	6,355,478	—	12,380,085

Total	$202,954,913	$26,636,234	$145,180	$229,736,327

The Fund may hold liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, collateral on securities loaned of $6,355,478 are categorized as Level 2 within the disclosure hierarchy.

During the period ended December 31, 2015, there were no transfers between levels.

2	BLACKROCK FUNDS	DECEMBER 31, 2015

Consolidated Schedule of Investments December 31, 2015 (Unaudited)	BlackRock Flexible Equity Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.3%
Raytheon Co.	49,186	$6,125,133
Air Freight & Logistics — 1.3%
FedEx Corp.	41,077	6,120,062
Airlines — 2.1%
Southwest Airlines Co.	169,390	7,293,933
United Continental Holdings, Inc. (a)	53,485	3,064,691

		10,358,624
Auto Components — 2.3%
Goodyear Tire & Rubber Co.	90,100	2,943,567
Lear Corp.	65,870	8,090,812

		11,034,379
Banks — 12.1%
Bank of America Corp.	679,404	11,434,369
Citigroup, Inc.	229,971	11,900,999
JPMorgan Chase & Co.	250,754	16,557,287
SunTrust Banks, Inc.	166,739	7,143,099
U.S. Bancorp	271,157	11,570,269

		58,606,023
Beverages — 2.3%
Dr. Pepper Snapple Group, Inc.	74,880	6,978,816
Molson Coors Brewing Co., Class B	45,691	4,291,299

		11,270,115
Biotechnology — 2.9%
Amgen, Inc.	60,822	9,873,235
Gilead Sciences, Inc.	40,040	4,051,648

		13,924,883
Building Products — 0.5%
Owens Corning	56,100	2,638,383
Capital Markets — 1.8%
Freedom Pay, Inc. (a)	43,051	—
Goldman Sachs Group, Inc.	47,511	8,562,907

		8,562,907
Chemicals — 1.5%
Dow Chemical Co.	65,897	3,392,378
Eastman Chemical Co.	56,570	3,819,041

		7,211,419
Communications Equipment — 2.9%
Brocade Communications Systems, Inc.	338,245	3,105,089
Cisco Systems, Inc.	406,745	11,045,160

		14,150,249
Consumer Finance — 0.6%
SLM Corp. (a)	458,633	2,990,287
Containers & Packaging — 0.5%
Packaging Corp. of America	39,503	2,490,664
Electronic Equipment, Instruments & Components — 0.7%
CDW Corp.	75,740	3,184,110
Energy Equipment & Services — 2.2%
Atwood Oceanics, Inc. (b)	125,215	1,280,949

Common Stocks	Shares	Value
Energy Equipment & Services (continued)
Schlumberger Ltd.	115,820	$8,078,445
Weatherford International PLC (a)	130,343	1,093,578

		10,452,972
Food & Staples Retailing — 2.8%
CVS Health Corp.	131,580	12,864,577
Kroger Co.	15,190	635,398

		13,499,975
Food Products — 1.1%
Pilgrim’s Pride Corp.	40,405	892,546
Tyson Foods, Inc., Class A	87,369	4,659,389

		5,551,935
Health Care Equipment & Supplies — 0.1%
Medtronic PLC	7,050	542,286
Health Care Providers & Services — 13.3%
Aetna, Inc.	106,700	11,536,404
Centene Corp. (a)	85,664	5,637,548
Cigna Corp.	76,230	11,154,736
Express Scripts Holding Co. (a)	18,104	1,582,471
Humana, Inc.	27,410	4,892,959
Laboratory Corp. of America Holdings (a)	44,746	5,532,395
McKesson Corp.	22,187	4,375,942
UnitedHealth Group, Inc.	130,083	15,302,964
Universal Health Services, Inc., Class B	37,309	4,458,052

		64,473,471
Hotels, Restaurants & Leisure — 2.5%
Carnival Corp.	200,449	10,920,461
Las Vegas Sands Corp.	24,522	1,075,044

		11,995,505
Household Durables — 1.3%
DR Horton, Inc.	69,211	2,216,828
Lennar Corp., Class A	39,190	1,916,783
NVR, Inc. (a)	699	1,148,457
Toll Brothers, Inc. (a)	32,497	1,082,150

		6,364,218
Industrial Conglomerates — 0.4%
3M Co.	11,864	1,787,193
Insurance — 3.5%
American International Group, Inc.	179,575	11,128,263
Travelers Cos., Inc.	49,813	5,621,895

		16,750,158
Internet & Catalog Retail — 1.0%
Priceline Group, Inc. (a)	3,931	5,011,828
Internet Software & Services — 5.2%
Alphabet, Inc., Class A (a)	23,250	18,088,733
Facebook, Inc., Class A (a)	69,469	7,270,625

		25,359,358
IT Services — 4.3%
Amdocs Ltd.	74,303	4,054,715
Cognizant Technology Solutions Corp., Class A (a)	128,981	7,741,440
DST Systems, Inc.	19,630	2,238,998

Portfolio Abbreviations
ADR	American Depositary Receipts	CVR	Contingent Value Rights	USD	U.S. Dollar

BLACKROCK FUNDS	DECEMBER 31, 2015	1

Consolidated Schedule of Investments (continued)	BlackRock Flexible Equity Fund

Common Stocks	Shares	Value
IT Services (continued)
MasterCard, Inc., Class A	32,326	$3,147,259
Total System Services, Inc.	71,378	3,554,624

		20,737,036
Media — 3.9%
Comcast Corp., Class A	229,916	12,974,160
Omnicom Group, Inc.	46,691	3,532,641
Viacom, Inc., Class B	60,660	2,496,766

		19,003,567
Multi-Utilities — 0.8%
Public Service Enterprise Group, Inc.	104,729	4,051,965
Oil, Gas & Consumable Fuels — 3.2%
BP PLC — ADR	147,693	4,616,883
Exxon Mobil Corp.	3,759	293,014
Hess Corp.	14,312	693,846
PBF Energy, Inc., Class A	20,368	749,746
Suncor Energy, Inc.	201,717	5,204,299
Tesoro Corp.	15,782	1,662,949
Valero Energy Corp.	30,100	2,128,371

		15,349,108
Paper & Forest Products — 0.5%
Domtar Corp.	65,475	2,419,301
Pharmaceuticals — 3.2%
Allergan PLC (a)	10,400	3,250,000
Johnson & Johnson	17,584	1,806,228
Pfizer, Inc.	15,952	514,930
Teva Pharmaceutical Industries Ltd. — ADR	147,746	9,698,047

		15,269,205
Semiconductors & Semiconductor Equipment — 1.8%
Intel Corp.	85,862	2,957,946
Micron Technology, Inc. (a)	114,485	1,621,108
NVIDIA Corp.	123,910	4,084,074

		8,663,128
Software — 4.0%
Activision Blizzard, Inc.	175,760	6,803,670
Microsoft Corp.	164,787	9,142,383
Oracle Corp.	87,474	3,195,425

		19,141,478

Common Stocks	Shares	Value
Specialty Retail — 5.9%
Home Depot, Inc.	90,860	$12,016,235
Lowe’s Cos., Inc.	162,847	12,382,886
Ross Stores, Inc.	79,812	4,294,684

		28,693,805
Technology Hardware, Storage & Peripherals — 3.7%
Apple Inc.	106,638	11,224,716
EMC Corp.	59,576	1,529,912
Western Digital Corp.	85,892	5,157,815

		17,912,443
Textiles, Apparel & Luxury Goods — 0.2%
Fossil Group, Inc. (a)	22,371	817,884
Tobacco — 2.0%
Altria Group, Inc.	169,103	9,843,486
Total Common Stocks — 99.7%		482,358,543

Investment Companies — 0.4%
Utilities Select Sector SPDR Fund (b)	41,260	1,785,733
Total Long-Term Investments
(Cost — $464,299,836) — 100.1%		484,144,276

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.23% (c)(d)	937,629	937,629
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.39% (c)(d)(e)	$ 43	42,976
Total Short-Term Securities
(Cost — $980,605) — 0.2%		980,605
Total Investments (Cost — $465,280,441*) — 100.3%		485,124,881
Liabilities in Excess of Other Assets — (0.3)%		(1,571,488)

Net Assets — 100.0%		$483,553,393

Notes to Consolidated Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$465,534,071

Gross unrealized appreciation	$47,702,618
Gross unrealized depreciation	(28,111,808)

Net unrealized appreciation	$19,590,810

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	During the period ended December 31, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2015	Net Activity	Shares/Beneficial Interest Held at December 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	2,453,165	(1,515,536)	937,629	$764
BlackRock Liquidity Series, LLC, Money Market Series	—	$ 42,976	$ 42,976	$838	[1]

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2	BLACKROCK FUNDS	DECEMBER 31, 2015

Consolidated Schedule of Investments (concluded)	BlackRock Flexible Equity Fund

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$482,358,543	—	—	$482,358,543
Investment Companies	1,785,733	—	—	1,785,733
Short-Term Securities	937,629	$42,976	—	980,605

Total	$485,081,905	$42,976	—	$485,124,881

[1]	See above Schedule of Investments for values in each industry.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, collateral on securities loaned at value of $42,976 are categorized as Level 2 within the disclosure hierarchy.

During the period ended December 31, 2015, there were no transfers between levels.

BLACKROCK FUNDS	DECEMBER 31, 2015	3

Schedule of Investments December 31, 2015 (Unaudited)	BlackRock Mid-Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Airlines — 1.0%
Spirit Airlines, Inc. (a)	135,039	$5,381,304
Banks — 2.7%
First Republic Bank	126,402	8,350,116
SVB Financial Group (a)	51,711	6,148,438

		14,498,554
Beverages — 1.8%
Constellation Brands, Inc., Class A	67,675	9,639,627
Biotechnology — 3.4%
Cellectis SA — ADR (a)	93,586	2,903,974
United Therapeutics Corp. (a)	95,357	14,933,860

		17,837,834
Capital Markets — 1.4%
Affiliated Managers Group, Inc. (a)	45,982	7,346,084
Chemicals — 2.1%
Sherwin-Williams Co.	43,600	11,318,560
Diversified Financial Services — 1.2%
Moody’s Corp.	62,379	6,259,109
Electrical Equipment — 2.6%
Acuity Brands, Inc.	30,993	7,246,163
AMETEK, Inc.	119,657	6,412,419

		13,658,582
Health Care Equipment & Supplies — 4.2%
Cooper Cos., Inc.	49,585	6,654,307
DexCom, Inc. (a)	78,482	6,427,676
IDEXX Laboratories, Inc. (a)	128,163	9,345,646

		22,427,629
Health Care Technology — 5.7%
athenahealth, Inc. (a)	53,500	8,611,895
Cerner Corp. (a)	155,470	9,354,630
IMS Health Holdings, Inc. (a)	490,506	12,493,188

		30,459,713
Hotels, Restaurants & Leisure — 4.9%
Chipotle Mexican Grill, Inc. (a)	11,366	5,453,975
Domino’s Pizza, Inc.	107,344	11,942,020
Vail Resorts, Inc.	68,672	8,789,329

		26,185,324
Internet & Catalog Retail — 9.8%
HSN, Inc.	102,265	5,181,768
Liberty TripAdvisor Holdings, Inc., Class A (a)	410,587	12,457,210
Liberty Ventures, Series A (a)	402,752	18,168,143
Netflix, Inc. (a)	145,692	16,664,251

		52,471,372
Internet Software & Services — 8.7%
58.com, Inc. — ADR (a)	129,668	8,552,901
CoStar Group, Inc. (a)	67,770	14,007,381
LinkedIn Corp., Class A (a)	31,219	7,026,772
MercadoLibre, Inc.	65,821	7,525,973
Pandora Media, Inc. (a)	699,010	9,373,724

		46,486,751
IT Services — 12.2%
Alliance Data Systems Corp. (a)	42,168	11,662,404
Fiserv, Inc. (a)	151,915	13,894,146
FleetCor Technologies, Inc. (a)	82,860	11,843,180
Global Payments, Inc.	223,228	14,400,438
Vantiv, Inc., Class A (a)	279,868	13,271,341

		65,071,509

Common Stocks	Shares	Value
Life Sciences Tools & Services — 1.1%
Illumina, Inc. (a)	30,502	$5,854,706
Media — 9.7%
Charter Communications, Inc., Class A (a)	57,100	10,455,010
Lions Gate Entertainment Corp.	199,593	6,464,817
Live Nation Entertainment, Inc. (a)	367,861	9,038,345
Madison Square Garden Co., Class A (a)	74,877	12,115,099
MSG Networks, Inc., Class A (a)	128,878	2,680,662
Schibsted ASA	114,514	3,764,836
World Wrestling Entertainment, Inc. — Class A (b)	387,678	6,916,176

		51,434,945
Oil, Gas & Consumable Fuels — 0.4%
Concho Resources, Inc. (a)	25,517	2,369,509
Pharmaceuticals — 3.0%
Pacira Pharmaceuticals, Inc. (a)	95,495	7,333,061
Perrigo Co. PLC	61,185	8,853,469

		16,186,530
Professional Services — 3.1%
Equifax, Inc.	100,882	11,235,228
TriNet Group, Inc. (a)	266,255	5,152,034

		16,387,262
Semiconductors & Semiconductor Equipment — 2.7%
ARM Holdings PLC	162,118	7,334,218
NXP Semiconductors NV (a)	82,147	6,920,885

		14,255,103
Software — 7.0%
Activision Blizzard, Inc.	272,056	10,531,288
Mobileye NV (a)	149,612	6,325,595
SS&C Technologies Holdings, Inc.	149,494	10,205,955
Workday, Inc., Class A (a)	126,540	10,082,707

		37,145,545
Specialty Retail — 2.1%
Restoration Hardware Holdings, Inc. (a)	139,998	11,122,841
Textiles, Apparel & Luxury Goods — 1.4%
Carter’s, Inc.	86,043	7,660,408
Wireless Telecommunication Services — 3.2%
SBA Communications Corp., Class A (a)	161,418	16,960,189
Total Common Stocks — 95.4%		508,418,990

Preferred Stocks
Internet Software & Services — 2.9%
Uber Technologies, Inc., Series D (Acquired 6/06/14, cost $5,000,911) (a)(c)	322,368	15,722,597
Software — 1.0%
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $2,811,905) (a)(c)	458,712	5,220,143
Total Preferred Stocks — 3.9%		20,942,740

BLACKROCK FUNDS	DECEMBER 31, 2015	1

Schedule of Investments (continued)	BlackRock Mid-Cap Growth Equity Portfolio

Warrants	Shares	Value
Pharmaceuticals — 0.0%
Alexza Pharmaceuticals, Inc. (Issued/Exercisable 5/06/11, 1 Share for 1 Warrant, Expires 5/06/16, Strike Price USD 17.70) (a)	81,252	$1
Total Long-Term Investments
(Cost — $453,225,080) — 99.3%		529,361,731

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.23% (d)(e)	8,661,695	8,661,695

Short-Term Securities	Beneficial Interest (000)	Value
BlackRock Liquidity Series, LLC, Money Market Series, 0.39% (d)(e)(f)	$ 4,807	$4,807,400
Total Short-Term Securities
(Cost — $13,469,095) — 2.5%		13,469,095
Total Investments (Cost — $466,694,175*) — 101.8%		542,830,826
Liabilities in Excess of Other Assets — (1.8)%		(9,739,873)

Net Assets — 100.0%		$533,090,953

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$466,902,869

Gross unrealized appreciation	$90,199,352
Gross unrealized depreciation	(14,271,395)

Net unrealized appreciation	$75,927,957

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $20,942,740 and an original cost of $7,812,816 which was 3.9% of its net assets.

(d)	During the period ended December 31, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2015	Net Activity	Shares/ Beneficial Interest Held at December 31, 2015	Income		Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	17,366,817	(8,705,122)	8,661,695	$ 3,268		$224
BlackRock Liquidity Series, LLC, Money Market Series	$ 6,334,671	$(1,527,271)	$4,807,400	$41,960	[1]	—

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(e)	Current yield as of period end.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

2	BLACKROCK FUNDS	DECEMBER 31, 2015

Schedule of Investments (continued)	BlackRock Mid-Cap Growth Equity Portfolio

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Airlines	$5,381,304	—	—	$5,381,304
Banks	14,498,554	—	—	14,498,554
Beverages	9,639,627	—	—	9,639,627
Biotechnology	17,837,834	—	—	17,837,834
Capital Markets	7,346,084	—	—	7,346,084
Chemicals	11,318,560	—	—	11,318,560
Diversified Financial Services	6,259,109	—	—	6,259,109
Electrical Equipment	13,658,582	—	—	13,658,582
Health Care Equipment & Supplies	22,427,629	—	—	22,427,629
Health Care Technology	30,459,713	—	—	30,459,713
Hotels, Restaurants & Leisure	26,185,324	—	—	26,185,324
Internet & Catalog Retail	52,471,372	—	—	52,471,372
Internet Software & Services	46,486,751	—	—	46,486,751
IT Services	65,071,509	—	—	65,071,509
Life Sciences Tools & Services	5,854,706	—	—	5,854,706
Media	47,670,109	$3,764,836	—	51,434,945
Oil, Gas & Consumable Fuels	2,369,509	—	—	2,369,509
Pharmaceuticals	16,186,530	—	—	16,186,530
Professional Services	16,387,262	—	—	16,387,262
Semiconductors & Semiconductor Equipment	14,255,103	—	—	14,255,103
Software	37,145,545	—	—	37,145,545
Specialty Retail	11,122,841	—	—	11,122,841
Textiles, Apparel & Luxury Goods	7,660,408	—	—	7,660,408
Wireless Telecommunication Services	16,960,189	—	—	16,960,189
Preferred Stocks:
Internet Software & Services	—	—	$15,722,597	15,722,597
Software	—	—	5,220,143	5,220,143
Warrants	—	1	—	1
Short-Term Securities	8,661,695	4,807,400	—	13,469,095

Total	$513,315,849	$8,572,237	$20,942,740	$542,830,826

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$1,277	—	—	$1,277
Liabilities:
Collateral on securities loaned at value	—	$(4,807,400)	—	(4,807,400)

Total	$1,277	$(4,807,400)	—	$(4,806,123)

During the period ended December 31, 2015, there were no transfers between Level 1 and Level 2.

BLACKROCK FUNDS	DECEMBER 31, 2015	3

Schedule of Investments (concluded)	BlackRock Mid-Cap Growth Equity Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Securities
Assets:
Opening balance, as of September 30, 2015	$17,166,874
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)[1]	3,775,866
Purchases	—
Sales	—

Closing balance, as of December 31, 2015	$20,942,740

Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2015[1]	$ 3,775,866

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2015 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (“Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Assets:
Preferred Stocks	$20,942,740	Market Comparables	Revenue Multiple[1]	22.92x - 32.79x	30.33x
			Revenue Growth Rate[1]	94.00%
			Revenue Growth Rate[1]	373.00%

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

4	BLACKROCK FUNDS	DECEMBER 31, 2015

Schedule of Investments December 31, 2015 (Unaudited)	BlackRock Small Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 0.7%
Aerojet Rocketdyne Holdings, Inc. (a)	7,275	$113,927
Astronics Corp. (a)	2,711	110,365
DigitalGlobe, Inc. (a)	96,646	1,513,476
Ducommun, Inc. (a)	28,496	462,205
HEICO Corp. — Class A	8,601	423,169
Vectrus, Inc. (a)	143,152	2,990,445

		5,613,587
Air Freight & Logistics — 0.1%
Hub Group, Inc. — Class A (a)	28,092	925,631
Airlines — 0.7%
Hawaiian Holdings, Inc. (a)	38,429	1,357,697
JetBlue Airways Corp. (a)	171,024	3,873,694

		5,231,391
Auto Components — 2.1%
American Axle & Manufacturing Holdings, Inc. (a)	108,729	2,059,327
Cooper-Standard Holdings, Inc. (a)	35,889	2,784,628
Horizon Global Corp. (a)	50,677	525,520
Lear Corp.	1,994	244,923
Tenneco, Inc. (a)	77,712	3,567,758
Tower International, Inc. (a)	259,983	7,427,714

		16,609,870
Banks — 2.0%
Central Pacific Financial Corp.	225,996	4,976,432
Fidelity Southern Corp.	142,762	3,185,020
Seacoast Banking Corp. of Florida (a)	9,773	146,400
South State Corp.	5,720	411,554
Umpqua Holdings Corp.	384,321	6,110,704
Western Alliance Bancorp (a)	29,656	1,063,464

		15,893,574
Beverages — 0.3%
Primo Water Corp. (a)	246,269	1,970,152
Biotechnology — 12.4%
ACADIA Pharmaceuticals, Inc. (a)	74,817	2,667,226
Acceleron Pharma, Inc. (a)	4,156	202,647
Achillion Pharmaceuticals, Inc. (a)	35,797	386,250
Acorda Therapeutics, Inc. (a)	54,295	2,322,740
Adamas Pharmaceuticals, Inc. (a)	26,536	751,500
Aduro Biotech, Inc. (a)(b)	19,317	543,580
Alder Biopharmaceuticals, Inc. (a)	31,748	1,048,636
Alexion Pharmaceuticals, Inc. (a)	725	138,294
AMAG Pharmaceuticals, Inc. (a)	31,488	950,623
Amicus Therapeutics, Inc. (a)	43,244	419,467
Anacor Pharmaceuticals, Inc. (a)	44,815	5,062,751
Applied Genetic Technologies Corp. (a)	4,854	99,022
Ardelyx, Inc. (a)	49,969	905,438
Ariad Pharmaceuticals, Inc. (a)	55,146	344,663
Array BioPharma, Inc. (a)	109,907	463,808
BioSpecifics Technologies Corp. (a)	18,550	797,094
Cara Therapeutics, Inc. (a)	63,577	1,071,908
Catalyst Pharmaceuticals, Inc. (a)	242,322	593,689
Celldex Therapeutics, Inc. (a)	83,342	1,306,803
Cepheid, Inc. (a)	68,430	2,499,748
Cerulean Pharma, Inc. (a)	143,756	402,517
ChemoCentryx, Inc. (a)	64,212	520,117
Chiasma, Inc. (a)	29,446	576,258
Chimerix, Inc. (a)	25,231	225,817
China Biologic Products, Inc. (a)	5,621	800,768
Clovis Oncology, Inc. (a)	26,716	935,060
Concert Pharmaceuticals, Inc. (a)	50,770	963,107
Cytokinetics, Inc. (a)	84,719	886,161
Dyax Corp. (a)	155,120	5,835,614

Common Stocks	Shares	Value
Biotechnology (continued)
Dynavax Technologies Corp. (a)	62,678	$1,514,300
Eagle Pharmaceuticals, Inc. (a)	10,387	921,015
Emergent Biosolutions, Inc. (a)	39,356	1,574,634
Enanta Pharmaceuticals, Inc. (a)	32,586	1,075,990
Enzon Pharmaceuticals, Inc.	563,786	384,784
EPIRUS Biopharmaceuticals, Inc. (a)	10,120	31,271
Exact Sciences Corp. (a)	13,623	125,740
Exelixis, Inc. (a)	90,115	508,249
FibroGen, Inc. (a)	59,952	1,826,737
Five Prime Therapeutics, Inc. (a)	38,023	1,577,955
Flexion Therapeutics, Inc. (a)	13,210	254,557
Genomic Health, Inc. (a)	38,913	1,369,738
Halozyme Therapeutics, Inc. (a)	142,935	2,477,064
Heron Therapeutics, Inc. (a)	3,039	81,141
Ignyta, Inc. (a)	64,962	870,491
Immune Design Corp. (a)	45,125	906,110
ImmunoGen, Inc. (a)	23,750	322,288
Infinity Pharmaceuticals, Inc. (a)	125,818	987,671
Insmed, Inc. (a)	18,799	341,202
Insys Therapeutics, Inc. (a)	12,490	357,589
Ionis Pharmaceuticals, Inc. (a)	4,815	298,193
Ironwood Pharmaceuticals, Inc. (a)	59,396	688,400
Kite Pharma, Inc. (a)	22,614	1,393,475
Ligand Pharmaceuticals, Inc., Class B (a)	23,333	2,529,764
Lion Biotechnologies, Inc. (a)	44,126	340,653
Loxo Oncology, Inc. (a)	15,766	448,543
MacroGenics, Inc. (a)	5,853	181,267
Merrimack Pharmaceuticals, Inc. (a)	160,465	1,267,673
MiMedx Group, Inc. (a)	178,300	1,670,671
Momenta Pharmaceuticals, Inc. (a)	105,442	1,564,759
Myriad Genetics, Inc. (a)	80,650	3,480,854
Neurocrine Biosciences, Inc. (a)	82,065	4,642,417
NewLink Genetics Corp. (a)	2,979	108,406
Novavax, Inc. (a)	165,832	1,391,330
Ocata Therapeutics, Inc. (a)	33,948	285,842
OncoGenex Pharmaceuticals, Inc. (a)	131,143	158,683
Oncothyreon, Inc. (a)	177,093	393,146
Ophthotech Corp. (a)	14,028	1,101,619
OPKO Health, Inc. (a)	52,096	523,565
Orexigen Therapeutics, Inc. (a)	100,268	172,461
PDL BioPharma, Inc.	162,383	574,836
Peregrine Pharmaceuticals, Inc. (a)	373,184	436,625
Pfenex, Inc. (a)	36,009	445,791
Portola Pharmaceuticals, Inc. (a)	34,572	1,778,729
Progenics Pharmaceuticals, Inc. (a)	50,249	308,026
Prothena Corp. PLC (a)	18,059	1,229,998
PTC Therapeutics, Inc. (a)	56,500	1,830,600
Radius Health, Inc. (a)	35,107	2,160,485
Raptor Pharmaceutical Corp. (a)	205,171	1,066,889
Repligen Corp. (a)	58,484	1,654,512
Retrophin, Inc. (a)	55,084	1,062,570
Rigel Pharmaceuticals, Inc. (a)	297,809	902,361
Sangamo Biosciences, Inc. (a)	147,659	1,348,127
Sarepta Therapeutics, Inc. (a)	32,608	1,258,017
Strongbridge Biopharma PLC (a)	24,942	189,559
TESARO, Inc. (a)	7,118	372,414
Tobira Therapeutics, Inc. (a)(b)	6,903	69,375
Tonix Pharmaceuticals Holding Corp. (a)	34,948	268,051
Trevena, Inc. (a)	92,991	976,405
Ultragenyx Pharmaceutical, Inc. (a)	29,048	3,258,605
United Therapeutics Corp. (a)	3,075	481,576
Verastem, Inc. (a)	91,121	169,485
vTv Therapeutics, Inc., Class A (a)	38,077	259,304
Xencor, Inc. (a)	60,475	884,145

BLACKROCK FUNDS	DECEMBER 31, 2015	1

Schedule of Investments (continued)	BlackRock Small Cap Growth Equity Portfolio

Common Stocks	Shares	Value
Biotechnology (continued)
ZIOPHARM Oncology, Inc. (a)(b)	79,480	$660,479

		97,518,517
Building Products — 1.6%
Apogee Enterprises, Inc.	26,734	1,163,196
Continental Building Products, Inc. (a)	298,335	5,208,929
Gibraltar Industries, Inc (a)	44,150	1,123,176
Insteel Industries, Inc.	4,379	91,609
Masonite International Corp. (a)	24,434	1,496,094
NCI Building Systems, Inc. (a)	29,674	368,254
Universal Forest Products, Inc.	44,940	3,072,548

		12,523,806
Capital Markets — 0.5%
BGC Partners, Inc., Class A	101,001	990,820
Financial Engines, Inc.	11,059	372,357
Investment Technology Group, Inc.	54,269	923,658
Westwood Holdings Group, Inc.	25,006	1,302,563

		3,589,398
Chemicals — 1.6%
A. Schulman, Inc.	18,821	576,675
Advanced Emissions Solutions, Inc. (a)	59,321	423,552
AgroFresh Solutions, Inc. (a)	76,346	483,270
Chemtura Corp. (a)	23,608	643,790
Ferro Corp. (a)	31,920	354,950
Innophos Holdings, Inc.	12,334	357,439
Innospec, Inc.	39,935	2,168,870
Koppers Holdings, Inc. (a)	28,637	522,625
OMNOVA Solutions, Inc. (a)	11,206	68,693
PolyOne Corp.	21,701	689,224
Sensient Technologies Corp.	53,164	3,339,762
Stepan Co.	13,734	682,442
Trinseo SA (a)(b)	79,129	2,231,438

		12,542,730
Commercial Services & Supplies — 2.3%
ABM Industries, Inc.	10,026	285,440
ARC Document Solutions, Inc. (a)	340,191	1,503,644
Herman Miller, Inc.	189,069	5,426,280
Interface, Inc.	284,097	5,437,617
Knoll, Inc.	248,582	4,673,342
Quad Graphics, Inc.	54,313	505,111

		17,831,434
Communications Equipment — 1.9%
Aviat Networks, Inc. (a)	192,015	147,429
Calix, Inc. (a)	313,832	2,469,858
Ciena Corp. (a)	47,792	988,816
Infinera Corp. (a)	24,281	439,972
Ixia (a)	233,141	2,897,943
Lumentum Holdings, Inc. (a)	92,880	2,045,218
NETGEAR, Inc. (a)	41,631	1,744,755
ShoreTel, Inc. (a)	455,835	4,034,140

		14,768,131
Construction & Engineering — 1.3%
Comfort Systems USA, Inc.	202,975	5,768,549
Dycom Industries, Inc. (a)	57,868	4,048,445

		9,816,994
Construction Materials — 0.4%
Headwaters, Inc. (a)	47,304	798,018
Summit Materials, Inc., Class A (a)	42,134	844,365
U.S. Concrete, Inc. (a)	20,952	1,103,332

		2,745,715

Common Stocks	Shares	Value
Consumer Finance — 0.3%
Consumer Portfolio Services, Inc. (a)	186,779	$969,383
Emergent Capital, Inc. (a)	333,578	1,230,903
Enova International, Inc. (a)	18,258	120,685

		2,320,971
Containers & Packaging — 0.3%
Graphic Packaging Holding Co.	193,380	2,481,065
Distributors — 0.7%
Core-Mark Holding Co., Inc.	71,352	5,846,583
Diversified Consumer Services — 0.5%
Bright Horizons Family Solutions, Inc. (a)	7,442	497,126
Collectors Universe, Inc.	71,477	1,107,893
Houghton Mifflin Harcourt Co. (a)	77,498	1,687,906
K12, Inc. (a)	87,187	767,246
LifeLock, Inc. (a)	8,081	115,962

		4,176,133
Diversified Telecommunication Services — 1.0%
IDT Corp, Class B	32,601	380,128
Inteliquent, Inc.	428,274	7,610,429
Leap Wireless International, Inc. (a)	11,529	29,053

		8,019,610
Electrical Equipment — 0.2%
Encore Wire Corp.	7,365	273,168
Energy Focus, Inc. (a)	8,830	121,413
General Cable Corp.	16,736	224,764
LSI Industries, Inc.	49,378	601,918
Sl Industries, Inc. (a)	400	12,752

		1,234,015
Electronic Equipment, Instruments & Components — 2.0%
Benchmark Electronics, Inc. (a)	49,063	1,014,132
Electro Rent Corp.	45,006	414,055
ePlus, Inc. (a)	21,551	2,009,846
Fabrinet (a)	20,213	481,474
InvenSense, Inc. (a)	9,413	96,295
Littelfuse, Inc.	5,110	546,821
Multi-Fineline Electronix, Inc. (a)	99,657	2,060,907
Newport Corp. (a)	13,021	206,643
OSI Systems, Inc. (a)	50,817	4,505,435
RealD, Inc. (a)	319,539	3,371,136
Tech Data Corp. (a)	20,396	1,353,886

		16,060,630
Energy Equipment & Services — 0.3%
Archrock, Inc.	118,779	893,218
Aspen Aerogels, Inc. (a)	66,784	405,379
Exterran Corp. (a)	53,169	853,362
Matrix Service Co. (a)	10,714	220,066
PHI, Inc. (a)	15,397	252,665

		2,624,690
Food & Staples Retailing — 0.4%
SUPERVALU, Inc. (a)	513,644	3,482,506
Food Products — 0.8%
Cal-Maine Foods, Inc. (b)	64,826	3,004,037
Omega Protein Corp. (a)	31,214	692,951
Pilgrim’s Pride Corp.	96,117	2,123,225
Seaboard Corp. (a)	92	266,316

		6,086,529
Health Care Equipment & Supplies — 5.8%
ABIOMED, Inc. (a)	5,970	538,972

2	BLACKROCK FUNDS	DECEMBER 31, 2015

Schedule of Investments (continued)	BlackRock Small Cap Growth Equity Portfolio

Common Stocks	Shares	Value
Health Care Equipment & Supplies (continued)
AngioDynamics, Inc. (a)	36,522	$443,377
Anika Therapeutics, Inc. (a)	11,294	430,979
Atrion Corp.	248	94,538
ICU Medical, Inc. (a)	83,965	9,469,573
iRadimed Corp. (a)	5,427	152,119
Livanova PLC (a)	13,864	823,106
Masimo Corp. (a)	305,438	12,678,731
Merit Medical Systems, Inc. (a)	156,986	2,918,370
Natus Medical, Inc. (a)	27,339	1,313,639
NuVasive, Inc. (a)	122,622	6,635,076
NxStage Medical, Inc. (a)	17,111	374,902
OraSure Technologies, Inc. (a)	32,230	207,561
Orthofix International NV (a)	17,225	675,392
RTI Surgical, Inc. (a)	626,522	2,487,292
SeaSpine Holdings Corp. (a)	90,555	1,555,735
Sientra, Inc. (a)	20,560	121,715
Steris PLC	17,273	1,301,348
SurModics, Inc. (a)	66,237	1,342,624
Symmetry Surgical, Inc. (a)	166,379	1,530,687

		45,095,736
Health Care Providers & Services — 4.8%
Air Methods Corp. (a)	2,380	99,793
Alliance HealthCare Services, Inc. (a)	25,521	234,283
AMN Healthcare Services, Inc. (a)	256,889	7,976,403
Amsurg Corp. (a)	1,188	90,288
BioTelemetry, Inc. (a)	44,043	514,422
Capital Senior Living Corp. (a)	9,702	202,384
Cross Country Healthcare, Inc. (a)	5,728	93,882
Five Star Quality Care, Inc. (a)	158,552	504,195
LHC Group, Inc. (a)	4,724	213,950
Molina Healthcare, Inc. (a)	115,313	6,933,771
National Research Corp., Class A	16,376	262,671
Surgical Care Affiliates, Inc. (a)	198,667	7,908,933
Team Health Holdings, Inc. (a)	243,029	10,666,543
WellCare Health Plans, Inc. (a)	25,934	2,028,298

		37,729,816
Hotels, Restaurants & Leisure — 5.7%
Bloomin’ Brands, Inc.	19,379	327,311
Boyd Gaming Corp. (a)	122,708	2,438,208
Bravo Brio Restaurant Group, Inc. (a)	48,789	439,101
Carrols Restaurant Group, Inc. (a)	40,945	480,694
Century Casinos, Inc. (a)	55,688	433,253
Cheesecake Factory, Inc.	57,818	2,665,988
Cracker Barrel Old Country Store, Inc. (b)	70,091	8,889,642
Dave & Buster’s Entertainment, Inc. (a)	33,500	1,398,290
Eldorado Resorts, Inc. (a)	77,871	856,581
Isle of Capri Casinos, Inc. (a)	162,494	2,263,541
J Alexander’s Holdings, Inc. (a)	110,627	1,208,047
Jack in the Box, Inc.	197,010	15,112,637
Marriott Vacations Worldwide Corp.	35,695	2,032,830
SeaWorld Entertainment, Inc.	22,729	447,534
Vail Resorts, Inc.	45,241	5,790,396

		44,784,053
Household Durables — 0.7%
Installed Building Products, Inc. (a)	16,183	401,824
La-Z-Boy, Inc.	75,219	1,836,848
LGI Homes, Inc. (a)	7,092	172,548
TopBuild Corp. (a)	22,670	697,556
Zagg, Inc. (a)	203,455	2,225,798

		5,334,574
Household Products — 0.0%
Central Garden & Pet Co., Class A (a)	21,688	294,957

Common Stocks	Shares	Value
Independent Power and Renewable Electricity Producers — 0.1%
Talen Energy Corp. (a)	63,167	$393,530
TerraForm Global, Inc., Class A	67,919	379,667
Vivint Solar, Inc. (a)	11,794	112,751

		885,948
Insurance — 0.8%
American Equity Investment Life Holding Co.	38,414	923,088
Fidelity & Guaranty Life	93,365	2,368,670
National General Holdings Corp.	51,159	1,118,336
State National Cos., Inc.	32,354	317,393
Universal Insurance Holdings, Inc. (b)	73,900	1,713,002

		6,440,489
Internet & Catalog Retail — 0.3%
1-800-Flowers.com, Inc., Class A (a)	73,199	532,889
Liberty TripAdvisor Holdings, Inc., Class A (a)	63,238	1,918,641

		2,451,530
Internet Software & Services — 4.5%
Apigee Corp. (a)	16,788	134,808
Appfolio, Inc., Class A (a)	17,697	258,376
Bankrate, Inc. (a)	52,596	699,527
Carbonite, Inc. (a)	17,463	171,137
Constant Contact, Inc. (a)	30,398	888,838
Envestnet, Inc. (a)	26,693	796,786
Intralinks Holdings, Inc. (a)	116,491	1,056,573
Limelight Networks, Inc. (a)	473,316	691,041
LogMeIn, Inc. (a)	191,621	12,857,769
NIC, Inc.	125,216	2,464,251
QuinStreet, Inc. (a)	894,610	3,837,877
SciQuest, Inc. (a)	341,491	4,429,138
United Online, Inc. (a)	40,672	479,523
Web.com Group, Inc. (a)	200,842	4,018,848
XO Group, Inc. (a)	171,014	2,746,485

		35,530,977
IT Services — 3.2%
Blackhawk Network Holdings, Inc. (a)	7,721	341,345
Computer Task Group, Inc.	23,253	153,935
CSG Systems International, Inc.	8,165	293,777
Datalink Corp. (a)	153,996	1,047,173
Euronet Worldwide, Inc. (a)	70,866	5,132,824
Everi Holdings, Inc. (a)	378,649	1,662,269
ExlService Holdings, Inc. (a)	8,355	375,390
Heartland Payment Systems, Inc.	27,322	2,590,672
Higher One Holdings, Inc. (a)	67,494	218,681
Lionbridge Technologies, Inc. (a)	296,388	1,455,265
Luxoft Holding, Inc. (a)	3,040	234,475
Net1 UEPS Technologies, Inc. (a)	141,362	1,909,801
Science Applications International Corp.	161,187	7,379,141
Sykes Enterprises, Inc. (a)	24,877	765,714
Syntel, Inc. (a)	3,105	140,501
Travelport Worldwide Ltd.	62,301	803,683
Virtusa Corp. (a)	5,456	225,551

		24,730,197
Leisure Products — 1.0%
Brunswick Corp.	113,945	5,755,362
Nautilus, Inc. (a)	129,673	2,168,133

		7,923,495
Life Sciences Tools & Services — 1.4%
Cambrex Corp. (a)	67,872	3,196,092
Harvard Bioscience, Inc. (a)	214,387	743,923
INC Research Holdings, Inc., Class A (a)	143,546	6,963,416

BLACKROCK FUNDS	DECEMBER 31, 2015	3

Schedule of Investments (continued)	BlackRock Small Cap Growth Equity Portfolio

Common Stocks	Shares	Value
Life Sciences Tools & Services (continued)
PAREXEL International Corp. (a)	2,140	$145,777
PRA Health Sciences, Inc. (a)	2,038	92,260

		11,141,468
Machinery — 3.0%
Blount International, Inc. (a)	44,765	439,145
Briggs & Stratton Corp.	80,731	1,396,646
Commercial Vehicle Group, Inc. (a)	116,515	321,581
Global Brass & Copper Holdings, Inc.	231,303	4,926,754
Greenbrier Cos., Inc.	109,462	3,570,650
Hyster-Yale Materials Handling, Inc.	32,176	1,687,631
John Bean Technologies Corp.	28,107	1,400,572
Luxfer Holdings PLC — ADR	443,741	4,366,411
Meritor, Inc. (a)	15,212	127,020
Milacron Holdings Corp. (a)	12,686	158,702
Rexnord Corp. (a)	10,000	181,200
SPX Corp.	199,720	1,863,388
Wabash National Corp. (a)	283,973	3,359,401

		23,799,101
Marine — 0.2%
Matson, Inc.	39,509	1,684,269
Media — 0.7%
Crown Media Holdings, Inc., Class A (a)	197,551	1,108,261
Entercom Communications Corp., Class A (a)	53,122	596,560
Gray Television, Inc. (a)	83,723	1,364,685
Harte-Hanks, Inc.	420,378	1,362,025
IMAX Corp. (a)	15,012	533,526
New Media Investment Group, Inc.	6,517	126,821
Tribune Publishing Co.	14,412	132,879

		5,224,757
Metals & Mining — 0.5%
Ferroglobe PLC	24,898	267,654
Worthington Industries, Inc.	113,066	3,407,809

		3,675,463
Multiline Retail — 0.9%
Big Lots, Inc.	10,068	388,021
Burlington Stores, Inc. (a)	158,905	6,817,025

		7,205,046
Oil, Gas & Consumable Fuels — 1.4%
Abraxas Petroleum Corp. (a)	87,448	92,695
Alon USA Energy, Inc.	14,577	216,323
Ardmore Shipping Corp.	17,173	218,441
Carrizo Oil & Gas, Inc. (a)	7,799	230,694
Cheniere Energy Partners LP Holdings LLC	17,084	297,262
DHT Holdings, Inc.	328,008	2,653,585
Evolution Petroleum Corp.	112,396	540,625
Gener8 Maritime, Inc. (a)	202,412	1,912,793
Matador Resources Co. (a)	6,079	120,182
Nordic American Tankers Ltd (b)	21,337	331,577
Oasis Petroleum, Inc. (a)	32,488	239,437
PDC Energy, Inc. (a)	7,613	406,382
Scorpio Tankers, Inc.	232,601	1,865,460
Triangle Petroleum Corp. (a)(b)	382,281	294,356
VAALCO Energy, Inc. (a)	151,270	242,032
Western Refining, Inc.	38,543	1,372,902

		11,034,746
Paper & Forest Products — 0.6%
Boise Cascade Co. (a)	44,706	1,141,344
Clearwater Paper Corp. (a)	70,149	3,193,884

		4,335,228

Common Stocks	Shares	Value
Personal Products — 0.2%
USANA Health Sciences, Inc. (a)	10,529	$1,345,080
Pharmaceuticals — 3.5%
ANI Pharmaceuticals, Inc. (a)	11,311	510,409
Catalent, Inc. (a)	23,166	579,845
Flex Pharma, Inc. (a)	15,414	191,904
Juniper Pharmaceuticals, Inc. (a)	83,892	864,088
Lannett Co., Inc. (a)(b)	44,053	1,767,406
Marinus Pharmaceuticals, Inc. (a)	25,226	192,727
Pacira Pharmaceuticals, Inc. (a)	7,095	544,825
Pernix Therapeutics Holdings, Inc. (a)	80,569	237,679
Phibro Animal Health Corp., Class A	17,377	523,569
Prestige Brands Holdings, Inc. (a)	230,051	11,843,025
Relypsa, Inc. (a)	2,969	84,141
Sagent Pharmaceuticals, Inc. (a)	21,688	345,056
Sciclone Pharmaceuticals, Inc. (a)	582,223	5,356,452
Sucampo Pharmaceuticals, Inc., Class A (a)	208,223	3,600,176
TherapeuticsMD, Inc. (a)	60,616	628,588
Theravance, Inc. (a)	28,910	304,711

		27,574,601
Professional Services — 2.3%
Insperity, Inc.	48,043	2,313,270
Kforce, Inc.	332,231	8,398,800
RPX Corp. (a)	676,119	7,437,309
Volt Information Sciences, Inc. (a)	24,688	200,960

		18,350,339
Real Estate Investment Trusts (REITs) — 2.6%
Chatham Lodging Trust	113,696	2,328,494
Colony Capital, Inc., Class A	12,775	248,857
CoreSite Realty Corp.	10,078	571,624
CubeSmart	5,531	169,359
DiamondRock Hospitality Co.	151,806	1,464,928
DuPont Fabros Technology, Inc.	38,071	1,210,277
EPR Properties	23,879	1,395,728
FelCor Lodging Trust, Inc.	61,423	448,388
Hersha Hospitality Trust	66,363	1,444,059
InfraREIT, Inc. (a)	160,476	2,968,806
Lexington Realty Trust	210,464	1,683,712
New Residential Investment Corp.	28,255	343,581
Pebblebrook Hotel Trust	4,908	137,522
PS Business Parks, Inc.	9,663	844,836
RLJ Lodging Trust	211,719	4,579,482
Ryman Hospitality Properties, Inc.	4,222	218,024

		20,057,677
Real Estate Management & Development — 0.6%
AV Homes, Inc. (a)	13,371	171,283
Marcus & Millichap, Inc. (a)	131,690	3,837,447
Re/Max Holdings, Inc., Class A	12,349	460,618

		4,469,348
Road & Rail — 0.6%
ArcBest Corp.	8,768	187,548
Roadrunner Transportation Systems, Inc. (a)	25,867	243,926
Swift Transportation Co. (a)	333,979	4,615,590

		5,047,064
Semiconductors & Semiconductor Equipment — 4.4%
Advanced Energy Industries, Inc. (a)	7,501	211,753
Ambarella, Inc. (a)(b)	29,641	1,652,189
Axcelis Technologies, Inc. (a)	36,216	93,799
Cascade Microtech, Inc. (a)	44,407	721,614
Cirrus Logic, Inc. (a)	63,848	1,885,431

4	BLACKROCK FUNDS	DECEMBER 31, 2015

Schedule of Investments (continued)	BlackRock Small Cap Growth Equity Portfolio

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Integrated Device Technology, Inc. (a)	322,738	$8,504,146
MaxLinear, Inc., Class A (a)	148,328	2,184,871
Microsemi Corp. (a)	148,635	4,844,015
Monolithic Power Systems, Inc.	30,824	1,963,797
NeoPhotonics Corp. (a)	46,934	509,703
Sigma Designs, Inc. (a)	12,873	81,357
Synaptics, Inc. (a)	23,636	1,898,916
Tessera Technologies, Inc.	340,863	10,229,299

		34,780,890
Software — 7.8%
A10 Networks, Inc. (a)	30,524	200,237
Aspen Technology, Inc. (a)	180,156	6,802,691
AVG Technologies NV (a)	102,382	2,052,759
Barracuda Networks, Inc. (a)	11,258	210,299
Exa Corp. (a)	58,107	674,622
Fair Isaac Corp.	6,168	580,902
FleetMatics Group PLC (a)	46,822	2,378,089
Gigamon, Inc. (a)	103,003	2,736,790
Imperva, Inc. (a)	35,226	2,230,158
Infoblox, Inc. (a)	206,438	3,796,395
Manhattan Associates, Inc. (a)	238,160	15,759,047
Mentor Graphics Corp.	35,590	655,568
MicroStrategy, Inc., Class A (a)	14,688	2,633,412
Monotype Imaging Holdings, Inc.	92,782	2,193,366
Pegasystems, Inc.	101,270	2,784,925
Progress Software Corp. (a)	21,031	504,744
Proofpoint, Inc. (a)	4,383	284,939
Qlik Technologies, Inc. (a)	154,455	4,890,045
Silver Spring Networks, Inc. (a)	6,782	97,729
Synchronoss Technologies, Inc. (a)	28,050	988,202
Take-Two Interactive Software, Inc. (a)	98,103	3,417,909
TiVo, Inc. (a)	95,142	821,075
Tyler Technologies, Inc. (a)	3,774	657,884
Verint Systems, Inc. (a)	67,799	2,749,927
Viggle, Inc. (a)	1,095	194
Zix Corp. (a)	156,404	794,532

		60,896,440
Specialty Retail — 2.7%
Aaron’s, Inc.	104,931	2,349,405
American Eagle Outfitters, Inc.	267,720	4,149,660
Asbury Automotive Group, Inc. (a)	3,520	237,389
Barnes & Noble, Inc.	220,067	1,916,784
Chico’s FAS, Inc.	322,087	3,436,668
Citi Trends, Inc.	30,817	654,861
Express, Inc. (a)	155,037	2,679,039
Group 1 Automotive, Inc.	28,058	2,123,991
Haverty Furniture Cos., Inc.	40,190	861,674
MarineMax, Inc. (a)	7,084	130,487
Sears Hometown and Outlet Stores, Inc. (a)	55,996	447,968
Select Comfort Corp. (a)	37,918	811,824
Sonic Automotive, Inc., Class A	16,692	379,910
Stage Stores, Inc.	60,537	551,492
TravelCenters of America LLC (a)	9,799	92,111

		20,823,263
Technology Hardware, Storage & Peripherals — 0.3%
Avid Technology, Inc. (a)	20,044	146,121
Electronics for Imaging, Inc. (a)	23,302	1,089,135
Nimble Storage, Inc. (a)	62,648	576,362
Super Micro Computer, Inc. (a)	10,461	256,399

		2,068,017

Common Stocks	Shares	Value
Textiles, Apparel & Luxury Goods — 1.8%
Columbia Sportswear Co.	6,016	$293,340
Culp, Inc.	162,805	4,146,643
Deckers Outdoor Corp. (a)	86,228	4,069,962
Oxford Industries, Inc.	27,725	1,769,410
Skechers U.S.A., Inc., Class A (a)	116,731	3,526,444

		13,805,799
Thrifts & Mortgage Finance — 1.4%
Anchor BanCorp Wisconsin, Inc. (a)	7,018	305,423
EverBank Financial Corp.	433,564	6,928,353
Flagstar Bancorp, Inc. (a)	105,393	2,435,632
HomeStreet, Inc. (a)	10,338	224,438
LendingTree, Inc. (a)	1,664	148,562
MGIC Investment Corp. (a)	65,858	581,526

		10,623,934
Tobacco — 0.9%
Vector Group Ltd.	301,180	7,104,836
Trading Companies & Distributors — 0.1%
CAI International, Inc. (a)	50,924	513,314
Neff Corp., Class A (a)	48,442	371,066

		884,380
Water Utilities — 0.1%
California Water Service Group	27,727	645,207
Total Common Stocks — 99.3%		777,692,387

Preferred Stocks
Household Durables — 0.1%
AliphCom, Series 6 (Acquired 6/03/14, cost $749,991) (a)(c)	6,198	14,193
AliphCom, Series 8 (Acquired 8/31/15, cost $130,001) (a)(c)	166,537	596,202

		610,395
Software — 0.7%
Illumio Inc., Series C (Acquired 3/10/15, cost $750,000) (a)(c)	233,365	747,235
MongoDB Series C (Acquired 12/19/13, cost $1,517,990) (a)(c)	60,511	1,122,479
MongoDB Series D (Acquired 12/19/13, cost $472,222) (a)(c)	18,824	349,185
MongoDB Series E (Acquired 12/19/13, cost $16,682) (a)(c)	665	12,336
Palantir Technologies, Inc., Series I (Acquired 2/06/14, cost $1,999,998) (a)(c)	326,264	3,712,884

		5,944,119
Total Preferred Stocks — 0.8%		6,554,514

Rights
Pharmaceuticals — 0.0%
Durata Therapeutics, Inc. — CVR (a)	7,330	1,173
Furiex Pharmaceuticals, Inc. — CVR (a)	6,467	—
Total Rights — 0.0%		1,173

BLACKROCK FUNDS	DECEMBER 31, 2015	5

Schedule of Investments (continued)	BlackRock Small Cap Growth Equity Portfolio

Warrants	Shares	Value
Pharmaceuticals — 0.0%
Alexza Pharmaceuticals, Inc. (Issued/Exercisable 5/06/11, 1 Share for 1 Warrant, Expires 5/06/16, Strike Price USD 17.70) (a)	1,000,249	$10
Total Long-Term Investments (Cost — $771,110,436) — 100.1%		784,248,084

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.23% (d)(e)	8,161,551	$ 8,161,551
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.39% (d)(e)(f)	$17,257	17,257,498
Total Short-Term Securities (Cost — $25,419,049) — 3.3%		25,419,049
Total Investments (Cost — $796,529,485*) — 103.4%		$809,667,133
Liabilities in Excess of Other Assets — (3.4)%		(26,377,041)

Net Assets — 100.0%		$783,290,092

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$802,681,361

Gross unrealized appreciation	$86,671,433
Gross unrealized depreciation	(79,685,661)

Net unrealized appreciation	$6,985,772

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $6,554,514 and an original cost of $5,636,884 which was 0.8% of its net assets.

(d)	During the period ended December 31, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at September 30, 2015	Net Activity	Shares/Beneficial Interest Held at December 31, 2015	Income		Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	8,821,194	(659,643)	8,161,551	$3,346		$244
BlackRock Liquidity Series, LLC, Money Market Series	$4,670,188	$12,587,310	$17,257,498	$234,316	[1]	—

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(e)	Current yield as of period end.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
73	Russell 2000 Mini Index	March 2016	USD 8,259,950	$29,740

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

6	BLACKROCK FUNDS	DECEMBER 31, 2015

Schedule of Investments (continued)	BlackRock Small Cap Growth Equity Portfolio

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$5,613,587	—	—	$5,613,587
Air Freight & Logistics	925,631	—	—	925,631
Airlines	5,231,391	—	—	5,231,391
Auto Components	16,609,870	—	—	16,609,870
Banks	15,893,574	—	—	15,893,574
Beverages	1,970,152	—	—	1,970,152
Biotechnology	97,518,517	—	—	97,518,517
Building Products	12,523,806	—	—	12,523,806
Capital Markets	3,589,398	—	—	3,589,398
Chemicals	12,542,730	—	—	12,542,730
Commercial Services & Supplies	17,831,434	—	—	17,831,434
Communications Equipment	14,768,131	—	—	14,768,131
Construction & Engineering	9,816,994	—	—	9,816,994
Construction Materials	2,745,715	—	—	2,745,715
Consumer Finance	2,320,971	—	—	2,320,971
Containers & Packaging	2,481,065	—	—	2,481,065
Distributors	5,846,583	—	—	5,846,583
Diversified Consumer Services	4,176,133	—	—	4,176,133
Diversified Telecommunication Services	7,990,557	—	$29,053	8,019,610
Electrical Equipment	1,234,015	—	—	1,234,015
Electronic Equipment, Instruments & Components	16,060,630	—	—	16,060,630
Energy Equipment & Services	2,624,690	—	—	2,624,690
Food & Staples Retailing	3,482,506	—	—	3,482,506
Food Products	6,086,529	—	—	6,086,529
Health Care Equipment & Supplies	45,095,736	—	—	45,095,736
Health Care Providers & Services	37,729,816	—	—	37,729,816
Hotels, Restaurants & Leisure	44,784,053	—	—	44,784,053
Household Durables	5,334,574	—	—	5,334,574
Household Products	294,957	—	—	294,957
Independent Power and Renewable Electricity Producers	885,948	—	—	885,948
Insurance	6,440,489	—	—	6,440,489
Internet & Catalog Retail	2,451,530	—	—	2,451,530
Internet Software & Services	35,530,977	—	—	35,530,977
IT Services	24,730,197	—	—	24,730,197
Leisure Products	7,923,495	—	—	7,923,495
Life Sciences Tools & Services	11,141,468	—	—	11,141,468
Machinery	23,799,101	—	—	23,799,101
Marine	1,684,269	—	—	1,684,269
Media	5,224,757	—	—	5,224,757
Metals & Mining	3,675,463	—	—	3,675,463

BLACKROCK FUNDS	DECEMBER 31, 2015	7

Schedule of Investments (concluded)	BlackRock Small Cap Growth Equity Portfolio

	Level 1	Level 2	Level 3	Total
Multiline Retail	$7,205,046	—	—	$7,205,046
Oil, Gas & Consumable Fuels	11,034,746	—	—	11,034,746
Paper & Forest Products	4,335,228	—	—	4,335,228
Personal Products	1,345,080	—	—	1,345,080
Pharmaceuticals	27,574,601	—	—	27,574,601
Professional Services	18,350,339	—	—	18,350,339
Real Estate Investment Trusts (REITs)	20,057,677	—	—	20,057,677
Real Estate Management & Development	4,469,348	—	—	4,469,348
Road & Rail	5,047,064	—	—	5,047,064
Semiconductors & Semiconductor Equipment	34,780,890	—	—	34,780,890
Software	60,896,246	$194	—	60,896,440
Specialty Retail	20,823,263	—	—	20,823,263
Technology Hardware, Storage & Peripherals	2,068,017	—	—	2,068,017
Textiles, Apparel & Luxury Goods	13,805,799	—	—	13,805,799
Thrifts & Mortgage Finance	10,623,934	—	—	10,623,934
Tobacco	7,104,836	—	—	7,104,836
Trading Companies & Distributors	884,380	—	—	884,380
Water Utilities	645,207	—	—	645,207
Preferred Stocks:
Household Durables	—	—	$610,395	610,395
Software	—	—	5,944,119	5,944,119
Rights	—	—	1,173	1,173
Warrants	—	10	—	10
Short-Term Securities	8,161,551	17,257,498	—	25,419,049

Total	$785,824,691	$17,257,702	$6,584,740	$809,667,133

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$29,740	—	—	$29,740
[1] Derivative financial instruments are financial futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$411,200	—	—	$411,200
Liabilities:
Bank overdraft	—	$(5,430)	—	(5,430)
Collateral on securities loaned at value	—	(17,257,498)	—	(17,257,498)

Total	$411,200	$(17,262,928)	—	$(16,851,728)

During the period ended December 31, 2015, there were no transfers between levels.

8	BLACKROCK FUNDS	DECEMBER 31, 2015

Schedule of Investments December 31, 2015 (Unaudited)	BlackRock Global Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 0.1%
Ensogo Ltd.	122,284	$187,127
Belgium — 1.5%
Anheuser-Busch InBev NV	36,133	4,496,676
Canada — 1.4%
Element Financial Corp.	82,490	995,579
Encana Corp.	278,451	1,414,693
Royal Bank of Canada	37,310	1,999,376

		4,409,648
China — 3.1%
Alibaba Group Holding Ltd. — ADR (a)(b)	43,044	3,498,186
China Construction Bank Corp., H Shares	4,215,000	2,875,254
CRRC Corp. Ltd., H Shares	1,243,000	1,526,978
JD.com, Inc. — ADR (a)	49,900	1,610,024

		9,510,442
France — 2.3%
Amundi SA (a)	22,181	1,040,868
Société Générale SA	32,076	1,478,139
Unibail-Rodamco SE	10,569	2,683,813
Vivendi SA	91,006	1,954,551

		7,157,371
Germany — 0.9%
Daimler AG, Registered Shares	26,322	2,199,320
Scout24 AG (a)	12,416	440,166

		2,639,486
Hong Kong — 1.1%
AIA Group Ltd.	536,700	3,206,827
India — 1.6%
Bharti Infratel Ltd.	305,895	1,973,606
HDFC Bank Ltd.	139,588	2,797,592

		4,771,198
Indonesia — 0.5%
Matahari Department Store Tbk PT	1,183,760	1,498,562
Ireland — 1.3%
Green REIT PLC	1,403,333	2,428,692
Shire PLC — ADR	7,615	1,561,075

		3,989,767
Israel — 0.5%
Teva Pharmaceutical Industries Ltd. — ADR	23,400	1,535,976
Italy — 0.6%
Eni SpA	127,100	1,888,487
Japan — 4.9%
Alps Electric Co. Ltd.	52,800	1,431,832
FANUC Corp.	10,300	1,774,586
Mitsubishi Estate Co. Ltd.	120,000	2,495,200
Nintendo Co. Ltd.	13,800	1,897,640

Common Stocks	Shares	Value
Japan (continued)
Panasonic Corp.	134,700	$1,365,523
SMC Corp.	5,900	1,532,430
SoftBank Group Corp.	42,900	2,165,180
Sumitomo Mitsui Financial Group, Inc.	59,300	2,238,044

		14,900,435
Mexico — 0.6%
Fomento Economico Mexicano SAB de CV — ADR	21,262	1,963,546
Netherlands — 1.2%
InterXion Holding NV (a)	42,319	1,275,918
Koninklijke Philips NV	88,061	2,247,705

		3,523,623
New Zealand — 0.5%
Xero Ltd. (a)	105,100	1,419,929
Nigeria — 0.2%
Lekoil Ltd. (a)	2,787,800	765,450
Norway — 0.6%
Statoil ASA	129,635	1,807,990
Peru — 0.4%
Credicorp Ltd.	13,545	1,318,199
Portugal — 0.7%
Galp Energia SGPS SA	187,600	2,189,055
South Africa — 0.9%
Naspers Ltd., N Shares	19,779	2,703,479
Spain — 1.8%
Cellnex Telecom SAU	296,536	5,544,351
Sweden — 0.7%
Nordea Bank AB	199,799	2,192,147
Switzerland — 2.1%
Adecco SA, Registered Shares	26,577	1,819,003
Roche Holding AG	8,739	2,421,650
UBS Group AG, Registered Shares	108,958	2,113,728

		6,354,381
Taiwan — 1.3%
Catcher Technology Co. Ltd.	97,000	808,633
Largan Precision Co. Ltd.	19,306	1,321,009
Taiwan Semiconductor Manufacturing Co. Ltd.	416,000	1,794,724

		3,924,366
United Kingdom — 13.6%
AstraZeneca PLC	47,675	3,220,340
Atlassian Corp. PLC, Class A (a)	24,100	724,928
BAE Systems PLC	353,983	2,606,221
BG Group PLC	97,211	1,409,164
Crest Nicholson Holdings PLC	203,634	1,668,505
Delphi Automotive PLC	36,288	3,110,970

Portfolio Abbreviations
ADR	American Depositary Receipts	GBP	British Pound	REIT	Real Estate Investment Trust
AUD	Australian Dollar	HKD	Hong Kong Dollar	SEK	Swedish Krona
CAD	Canadian Dollar	JPY	Japanese Yen	SGD	Singapore Dollar
CHF	Swiss Franc	MXN	Mexican Peso	USD	U.S. Dollar
DKK	Danish Krone	NOK	Norwegian Krone	ZAR	South African Rand
ETF	Exchange-Traded Fund	NZD	New Zealand Dollar
EUR	Euro	OTC	Over-the-counter

BLACKROCK FUNDS	DECEMBER 31, 2015	1

Schedule of Investments (continued)	BlackRock Global Opportunities Portfolio

Common Stocks	Shares	Value
United Kingdom (continued)
Diageo PLC	109,109	$2,979,540
GlaxoSmithKline PLC	89,748	1,812,547
Kennedy Wilson Europe Real Estate PLC	86,434	1,537,127
Lloyds Banking Group PLC	2,772,898	2,983,643
Metro Bank PLC (Acquired 1/15/14, cost $1,748,929) (a)(c)	82,275	1,590,119
Nomad Foods Ltd. (a)	244,790	2,888,522
Prudential PLC	93,172	2,099,130
SABMiller PLC	44,589	2,667,510
Unilever PLC	70,838	3,038,413
Vodafone Group PLC — ADR	83,702	2,700,227
Worldpay Group PLC (a)	988,375	4,477,580

		41,514,486
United States — 50.1%
Adobe Systems, Inc. (a)	24,931	2,342,018
Allergan PLC (a)	4,900	1,531,250
Alphabet, Inc., Class A (a)	2,315	1,801,093
Alphabet, Inc., Class C (a)	7,937	6,023,231
Altria Group, Inc.	47,916	2,789,190
Amazon.com, Inc. (a)	3,179	2,148,654
American Airlines Group, Inc.	47,256	2,001,292
Amgen, Inc.	15,435	2,505,564
Apple Inc.	22,284	2,345,614
Aramark	76,173	2,456,579
Assured Guaranty Ltd.	79,343	2,097,035
Autodesk, Inc. (a)	35,992	2,192,993
BankUnited, Inc.	66,501	2,398,026
Becton Dickinson & Co.	9,899	1,525,337
Best Buy Co., Inc.	47,999	1,461,570
Boston Scientific Corp. (a)	167,811	3,094,435
Bristol-Myers Squibb Co.	46,490	3,198,047
Carnival Corp.	19,421	1,058,056
Celgene Corp. (a)	22,488	2,693,163
Charles River Laboratories International, Inc. (a)	2,909	233,855
Cigna Corp.	10,700	1,565,731
Citigroup, Inc.	106,439	5,508,218
Comcast Corp., Class A	52,469	2,960,826
Concho Resources, Inc. (a)	22,948	2,130,951
Crown Holdings, Inc. (a)	50,384	2,554,469
Discover Financial Services	34,724	1,861,901
Eastman Chemical Co.	28,795	1,943,950
Eli Lilly & Co.	26,280	2,214,353
Energy Transfer Partners LP (a)	47,200	1,592,056
EOG Resources, Inc.	32,312	2,287,366
Facebook, Inc., Class A (a)	37,749	3,950,810
FirstEnergy Corp.	91,179	2,893,110
Hain Celestial Group, Inc. (a)	31,685	1,279,757
Hartford Financial Services Group, Inc.	70,879	3,080,401
Hortonworks, Inc. (a)	138,934	3,042,655
Humana, Inc.	9,507	1,697,095
Kennedy-Wilson Holdings, Inc.	136,732	3,292,507
Lam Research Corp.	20,546	1,631,763
LendingClub Corp. (a)	95,906	1,059,761
Lowe’s Cos., Inc.	33,569	2,552,587
Macquarie Infrastructure Corp.	23,684	1,719,458
MasterCard, Inc., Class A	40,346	3,928,087
McDonald’s Corp.	56,323	6,653,999
Medtronic PLC	42,115	3,239,486
Merck & Co., Inc.	32,180	1,699,748
Micron Technology, Inc. (a)	75,271	1,065,837
Mobileye NV (a)	18,501	782,222
Mondelez International, Inc., Class A	62,436	2,799,630
Monsanto Co.	16,355	1,611,295
New Relic, Inc. (a)	82,410	3,002,196
Pioneer Natural Resources Co.	12,777	1,601,980

Common Stocks	Shares	Value
United States (continued)
Platform Specialty Products Corp. (a)	141,574	$1,816,394
PPL Corp.	59,696	2,037,424
Priceline Group, Inc. (a)	1,400	1,784,930
Public Service Enterprise Group, Inc.	69,039	2,671,119
Roper Technologies, Inc.	16,989	3,224,342
Samsonite International SA	484,500	1,456,616
Sensata Technologies Holding NV (a)	49,267	2,269,238
Sherwin-Williams Co.	6,746	1,751,262
St. Jude Medical, Inc.	25,890	1,599,225
Strategic Growth Bancorp (Acquired 3/10/14, cost $1,691,208) (a)(c)	135,840	1,222,560
TransUnion (a)	65,624	1,809,254
Union Pacific Corp.	22,664	1,772,325
UnitedHealth Group, Inc.	22,224	2,614,431
Walt Disney Co.	22,284	2,341,603
WisdomTree Investments, Inc. (b)	73,229	1,148,231

		152,620,161
Total Common Stocks — 94.5%		288,033,165

Preferred Stocks
India — 0.9%
Jasper Infotech Private Ltd., Series F (Acquired 5/07/14, cost $576,742, 0.00%) (a)(c)	81	2,010,644
Jasper Infotech Private Ltd., Series G (Acquired 10/29/14, cost $227,633, 0.00%) (a)(c)	27	670,215

		2,680,859
United States — 1.8%
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $942,242, 0.00%) (a)(c)	153,710	1,749,220
Uber Technologies, Inc., Series D (Acquired 6/06/14, cost $1,176,386, 0.00%) (a)(c)	75,832	3,698,493

		5,447,713
Total Preferred Stocks — 2.7%		8,128,572
Total Long-Term Investments (Cost — $266,009,318) — 97.2%		296,161,737

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.23% (d)(e)	13,228,896	13,228,896

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.39% (d)(e)(f)	$ 11	10,532
Total Short-Term Securities (Cost — $13,239,427) — 4.3%		13,239,428
Total Investments (Cost $279,248,745*) — 101.5%		309,401,165
Liabilities in Excess of Other Assets — (1.5)%		(4,642,673)

Net Assets — 100.0%		$304,758,492

2	BLACKROCK FUNDS	DECEMBER 31, 2015

Schedule of Investments (continued)	BlackRock Global Opportunities Portfolio

Notes to Schedule of Investments

*	As of December 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$281,824,209

Gross unrealized appreciation	$40,625,541
Gross unrealized depreciation	(13,048,585)

Net unrealized appreciation	$27,576,956

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $10,9471,251 and an original cost of $6,363,139, which was 3.6% of its net assets.

(d)	Current yield as of period end.

(e)	During the period ended December 31, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2015	Net Activity	Shares/ Beneficial Interest Held at December 31, 2015	Income		Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	3,352,047	9,876,849	13,228,896	$2,672		$247
BlackRock Liquidity Series, LLC, Money Market Series	—	$ 10,532	$ 10,532	$ 62	[1]	—

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	2,739,853	USD	1,983,022	Goldman Sachs International	1/13/16	$ 12,190
CAD	440,000	USD	330,771	Goldman Sachs International	1/13/16	(12,774)
CAD	105,000	USD	81,280	Morgan Stanley & Co. International PLC	1/13/16	(5,395)
CAD	3,273,000	USD	2,530,194	Morgan Stanley & Co. International PLC	1/13/16	(164,730)
CAD	1,466,000	USD	1,068,681	The Bank of New York Mellon	1/13/16	(9,173)
CHF	122,485	USD	122,261	Morgan Stanley & Co. International PLC	1/13/16	97
CHF	143,634	USD	145,245	Northern Trust Corp.	1/13/16	(1,760)
CHF	2,347,677	USD	2,320,175	Standard Chartered Bank	1/13/16	25,076
CHF	171,993	USD	181,373	State Street Bank and Trust Co.	1/13/16	(9,558)
CHF	2,445,479	USD	2,564,900	State Street Bank and Trust Co.	1/13/16	(121,948)
DKK	9,870,061	USD	1,509,386	Goldman Sachs International	1/13/16	(71,549)
DKK	1,442,292	USD	220,576	Morgan Stanley & Co. International PLC	1/13/16	(10,467)
EUR	1,196,700	USD	1,359,120	Credit Suisse International	1/13/16	(58,175)
EUR	100,899	USD	107,677	Goldman Sachs International	1/13/16	2,012
EUR	323,310	USD	361,463	Goldman Sachs International	1/13/16	(9,990)
EUR	451,519	USD	512,053	Goldman Sachs International	1/13/16	(21,201)
EUR	187,013	USD	212,737	Morgan Stanley & Co. International PLC	1/13/16	(9,433)
EUR	2,309,920	USD	2,506,895	Morgan Stanley & Co. International PLC	1/13/16	4,245
EUR	17,842	USD	19,683	Royal Bank of Scotland PLC	1/13/16	(286)
EUR	78,062	USD	83,942	Royal Bank of Scotland PLC	1/13/16	921
EUR	131,380	USD	144,126	Royal Bank of Scotland PLC	1/13/16	(1,301)
EUR	726,176	USD	780,871	Royal Bank of Scotland PLC	1/13/16	8,563
EUR	1,568,225	USD	1,715,687	Royal Bank of Scotland PLC	1/13/16	(10,852)

BLACKROCK FUNDS	DECEMBER 31, 2015	3

Schedule of Investments (continued)	BlackRock Global Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	336,104	USD	382,948	State Street Bank and Trust Co.	1/13/16	$ (17,565)
EUR	967,760	USD	1,102,638	State Street Bank and Trust Co.	1/13/16	(50,576)
GBP	581,000	USD	897,364	Goldman Sachs International	1/13/16	(40,821)
GBP	54,000	USD	82,033	State Street Bank and Trust Co.	1/13/16	(2,423)
JPY	136,072,000	USD	1,126,296	Goldman Sachs International	1/13/16	6,114
JPY	144,571,000	USD	1,175,930	Goldman Sachs International	1/13/16	27,210
SEK	305,028	USD	35,147	Morgan Stanley & Co. International PLC	1/13/16	1,002
SEK	4,722,728	USD	575,750	Morgan Stanley & Co. International PLC	1/13/16	(16,057)
SGD	1,795,603	USD	1,295,799	Morgan Stanley & Co. International PLC	1/13/16	(30,009)
USD	2,278,488	CHF	2,160,705	Morgan Stanley & Co. International PLC	1/13/16	120,016
USD	71,320	EUR	66,989	Morgan Stanley & Co. International PLC	1/13/16	(1,505)
USD	91,602	EUR	80,351	Morgan Stanley & Co. International PLC	1/13/16	4,252
USD	147,075	EUR	135,477	Morgan Stanley & Co. International PLC	1/13/16	(203)
USD	155,037	EUR	142,811	Morgan Stanley & Co. International PLC	1/13/16	(214)
USD	305,822	EUR	284,307	Morgan Stanley & Co. International PLC	1/13/16	(3,251)
USD	3,107,472	EUR	2,725,675	Morgan Stanley & Co. International PLC	1/13/16	144,360
USD	775,735	EUR	724,024	Royal Bank of Scotland PLC	1/13/16	(11,360)
USD	870,843	EUR	804,000	State Street Bank and Trust Co.	1/13/16	(3,195)
USD	1,054,500	GBP	692,000	Goldman Sachs International	1/13/16	34,315
USD	80,390	GBP	53,000	Morgan Stanley & Co. International PLC	1/13/16	2,255
USD	381,612	GBP	247,072	Morgan Stanley & Co. International PLC	1/13/16	17,364
USD	672,068	GBP	446,000	Morgan Stanley & Co. International PLC	1/13/16	14,551
USD	395,313	GBP	262,000	Royal Bank of Scotland PLC	1/13/16	9,058
USD	2,785,835	GBP	1,831,000	State Street Bank and Trust Co.	1/13/16	86,473
USD	12,625,711	GBP	8,172,975	State Street Bank and Trust Co.	1/13/16	576,657
USD	89,843	JPY	11,064,000	Royal Bank of Scotland PLC	1/13/16	(2,234)
USD	1,649,542	NOK	13,367,000	Morgan Stanley & Co. International PLC	1/13/16	139,633
USD	32,502	NZD	49,000	Morgan Stanley & Co. International PLC	1/13/16	(978)
USD	994,056	NZD	1,470,482	Morgan Stanley & Co. International PLC	1/13/16	(10,764)
ZAR	900	USD	67	BNP Paribas S.A.	1/13/16	(9)
Total						$526,608

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

4	BLACKROCK FUNDS	DECEMBER 31, 2015

Schedule of Investments (continued)	BlackRock Global Opportunities Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	$187,127	—	—	$187,127
Belgium	—	$4,496,676	—	4,496,676
Canada	4,409,648	—	—	4,409,648
China	5,108,210	4,402,232	—	9,510,442
France	1,040,868	6,116,503	—	7,157,371
Germany	—	2,639,486	—	2,639,486
Hong Kong	—	3,206,827	—	3,206,827
India	—	4,771,198	—	4,771,198
Indonesia	—	1,498,562	—	1,498,562
Ireland	1,561,075	2,428,692	—	3,989,767
Israel	1,535,976	—	—	1,535,976
Italy	—	1,888,487	—	1,888,487
Japan	—	14,900,435	—	14,900,435
Mexico	1,963,546	—	—	1,963,546
Netherlands	1,275,918	2,247,705	—	3,523,623
New Zealand	—	1,419,929	—	1,419,929
Nigeria	765,450	—	—	765,450
Norway	—	1,807,990	—	1,807,990
Peru	1,318,199	—	—	1,318,199
Portugal	—	2,189,055	—	2,189,055
South Africa	—	2,703,479	—	2,703,479
Spain	—	5,544,351	—	5,544,351
Sweden	—	2,192,147	—	2,192,147
Switzerland	—	6,354,381	—	6,354,381
Taiwan	—	3,924,366	—	3,924,366
United Kingdom	13,902,227	26,022,140	$1,590,119	41,514,486
United States	149,940,985	1,456,616	1,222,560	152,620,161
Preferred Stocks:
India	—	—	2,680,859	2,680,859
United States	—	—	5,447,713	5,447,713
Short-Term Securities	13,228,896	10,532	—	13,239,428

Total	$196,238,125	$102,221,789	$ 10,941,251	$309,401,165

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Forward foreign currency exchange contracts	—	$1,236,364	—	$1,236,364
Liabilities:
Forward foreign currency exchange contracts	—	(709,756)	—	(709,756)

Total	—	$526,608	—	$526,608

[1] Derivative financial instruments are forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Foreign currency at value	$31,109	—	—	$31,109
Liabilities:
Collateral on securities loaned at value	—	$(10,532)	—	(10,532)

Total	$31,109	$(10,532)	—	$20,577

BLACKROCK FUNDS	DECEMBER 31, 2015	5

Schedule of Investments (concluded)	BlackRock Global Opportunities Portfolio

Transfers between Level 1 and Level 2 were as follows:

	Transfers Into Level 1	Transfers Out of Level 1[1]		Transfers Into Level 2[1]	Transfers Out of Level 2
Assets:
Long-Term Investments:
United States	—		$(1,447,062)	$1,447,062	—

[1]	External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Total
Assets:
Opening Balance, as of September 30, 2015	$3,053,077	$6,521,833	$9,574,910
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)[1]	(240,398)	1,606,739	1,366,341
Purchases	—	—	—
Sales	—	—	—

Closing Balance, as of December 31, 2015	$2,812,679	$8,128,572	$10,941,251

Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2015[1]	$ (240,398)	$1,606,739	$1,366,341

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2015, is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Assets:
Common Stocks	$2,812,679	Market Comparables	Tangible Book Value Multiple[1]	1.55x - 2.10x	1.86x
Preferred Stocks	8,128,572	Market Comparables	Revenue Multiple[1]	22.92x - 32.79x	29.62x
			Revenue Growth Rate[1]	373.00%
			Revenue Growth Rate[1]	94.00%
		Probability-Weighted Expected Return Model	Discount Rate[2]	25.00%
			IPO Exit Probability[1]	70.00%
			Merger & Acquisition Probability[1]	25.00%
			Revenue Growth Rate[1]	86.00%
			Revenue Multiple[1]	1.85x - 3.20x
			Time to Exit[1]	1-3 years

Total	$10,941,251

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

[2]	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

6	BLACKROCK FUNDS	DECEMBER 31, 2015

Schedule of Investments December 31, 2015 (Unaudited)	BlackRock Health Sciences Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Biotechnology — 29.4%
AbbVie, Inc.	615,506	$36,462,575
ACADIA Pharmaceuticals, Inc. (a)	188,200	6,709,330
Acceleron Pharma, Inc. (a)	441,800	21,542,168
Actelion Ltd., Registered Shares	129,700	18,020,991
Alder Biopharmaceuticals, Inc. (a)	451,700	14,919,651
Alexion Pharmaceuticals, Inc. (a)	786,517	150,028,118
Alkermes PLC (a)	531,100	42,158,718
Alnylam Pharmaceuticals, Inc. (a)	96,652	9,098,819
Amgen, Inc.	1,314,746	213,422,718
Anacor Pharmaceuticals, Inc. (a)	686,300	77,531,311
Aquinox Pharmaceuticals, Inc. (a)	259,300	3,236,064
Axovant Sciences Ltd. (a)	217,400	3,919,722
Baxalta, Inc.	1,661,100	64,832,733
Biogen, Inc. (a)	336,812	103,182,356
BioMarin Pharmaceutical, Inc. (a)	261,200	27,363,312
Celgene Corp. (a)	2,153,338	257,883,759
CytomX Therapeutics, Inc. (Acquired 10/09/15, cost $4,655,674) (a)(b)	498,194	9,877,443
Dyax Corp. (a)	1,269,237	47,748,696
Genomic Health, Inc. (a)	409,800	14,424,960
Gilead Sciences, Inc.	1,476,056	149,362,107
Incyte Corp. (a)	648,900	70,373,205
Infinity Pharmaceuticals, Inc. (a)	339,500	2,665,075
Inotek Pharmaceuticals Corp. (a)	531,034	6,016,615
Intercept Pharmaceuticals, Inc. (a)	111,600	16,667,460
Ionis Pharmaceuticals, Inc. (a)	1,026,067	63,544,329
Medivation, Inc. (a)	1,007,400	48,697,716
Neurocrine Biosciences, Inc. (a)	870,038	49,218,050
Otonomy, Inc. (a)	171,200	4,750,800
ProNAi Therapeutics, Inc. (Acquired 4/15/14, cost $3,632,975) (a)(b)	732,629	10,467,803
PTC Therapeutics, Inc. (a)	376,200	12,188,880
Regeneron Pharmaceuticals, Inc. (a)	175,822	95,448,489
REGENXBIO Inc. (Acquired 9/18/15, cost $6,057,871) (a)(b)	633,013	9,982,615
Sage Therapeutics, Inc. (a)	107,687	6,278,152
Seattle Genetics, Inc. (a)(c)	214,418	9,623,080
Seres Therapeutics, Inc. (a)(c)	300,300	10,537,527
Seres Therapeutics, Inc. (Acquired 11/24/14, cost $3,672,922) (a)	301,970	10,596,127
Ultragenyx Pharmaceutical, Inc. (a)	353,139	39,615,133
Vertex Pharmaceuticals, Inc. (a)	631,770	79,495,619

		1,817,892,226
Electronic Equipment, Instruments & Components — 0.5%
FEI Co.	385,900	30,790,961
Health Care Equipment & Supplies — 17.2%
Abbott Laboratories	2,930,900	131,626,719
Baxter International, Inc.	825,700	31,500,455
Becton Dickinson & Co.	653,692	100,727,400
Boston Scientific Corp. (a)	10,433,600	192,395,584
CONMED Corp.	245,200	10,801,060
Cooper Cos., Inc.	378,200	50,754,440
CR Bard, Inc.	223,100	42,264,064
Edwards Lifesciences Corp. (a)	823,364	65,029,289
Masimo Corp. (a)	293,350	12,176,959
Medtronic PLC	3,418,123	262,922,021
St. Jude Medical, Inc.	1,713,500	105,842,895
Stryker Corp.	642,600	59,723,244

		1,065,764,130
Health Care Providers & Services — 16.5%
Aetna, Inc.	643,923	69,620,955
Amedisys, Inc. (a)	735,000	28,900,200
AmerisourceBergen Corp.	377,200	39,119,412

Common Stocks	Shares	Value
Health Care Providers & Services (continued)
Anthem, Inc.	597,000	$83,245,680
Cardinal Health, Inc.	727,880	64,977,848
Cigna Corp.	772,000	112,966,760
Express Scripts Holding Co. (a)	635,747	55,570,645
HCA Holdings, Inc. (a)	221,648	14,990,054
HealthEquity, Inc. (a)	335,600	8,413,492
Humana, Inc.	560,300	100,019,153
McKesson Corp.	452,100	89,167,683
Teladoc, Inc. (a)	386,400	6,939,744
UnitedHealth Group, Inc.	2,298,453	270,390,011
Universal Health Services, Inc., Class B	563,000	67,272,870
WellCare Health Plans, Inc. (a)	137,400	10,746,054

		1,022,340,561
Health Care Technology — 0.4%
Cerner Corp. (a)	348,300	20,957,211
Life Sciences Tools & Services — 2.9%
Agilent Technologies, Inc.	1,093,800	45,731,778
Bio-Rad Laboratories, Inc., Class A (a)	90,300	12,520,998
Charles River Laboratories International, Inc. (a)	400,127	32,166,210
Thermo Fisher Scientific, Inc.	600,500	85,180,925

		175,599,911
Pharmaceuticals — 28.1%
Allergan PLC (a)	561,451	175,453,437
AstraZeneca PLC	1,444,700	97,586,257
Bristol-Myers Squibb Co.	2,894,120	199,086,515
Chugai Pharmaceutical Co. Ltd.	483,000	16,835,748
Dermira, Inc. (a)	297,600	10,299,936
Eli Lilly & Co.	2,774,800	233,804,648
GlaxoSmithKline PLC	2,049,700	41,395,668
GlaxoSmithKline PLC — ADR	316,500	12,770,775
Intra-Cellular Therapies, Inc. (a)	1,091,754	58,725,448
Jazz Pharmaceuticals PLC (a)	223,300	31,387,048
Johnson & Johnson	1,036,600	106,479,552
Mallinckrodt PLC (a)	478,727	35,727,396
Merck & Co., Inc.	1,962,500	103,659,250
Merck KGaA	295,700	28,630,078
Mylan NV (a)	1,638,900	88,615,323
Nektar Therapeutics (a)	2,070,600	34,889,610
Perrigo Co. PLC	203,700	29,475,390
Pfizer, Inc.	2,372,340	76,579,135
Phibro Animal Health Corp., Class A	384,800	11,594,024
Roche Holding AG	232,600	64,455,417
Sanofi — ADR	620,100	26,447,265
Shire PLC — ADR	352,400	72,242,000
Teva Pharmaceutical Industries Ltd. — ADR	1,798,600	118,060,104
UCB SA	265,400	23,955,952
Zoetis, Inc.	836,900	40,104,248

		1,738,260,224
Total Common Stocks — 95.0%		5,871,605,224

Preferred Stocks	Shares	Value
Biotechnology — 1.7%
Acerta Pharma BV, Series B (Acquired 5/6/15, cost $38,092,727, 0.00%) (a)(b)	3,312,411	67,705,681
Afferent Pharmaceuticals, Inc., Series C (Acquired 6/30/15, cost $8,391,856, 0.00%) (a)(b)	3,420,640	8,391,856
Corvus Pharmaceuticals, Inc. (Acquired 9/11/15, cost $5,604,000, 0.00%) (a)(b)	400,000	5,604,000

BLACKROCK FUNDS	DECEMBER 31, 2015	7

Schedule of Investments (continued)	BlackRock Health Sciences Opportunities Portfolio

Preferred Stocks	Shares	Value
Biotechnology (concluded)
Intellia Therapeutics, Inc. (Acquired 8/19/15, cost $4,657,716, 0.00%) (a)(b)	887,184	$4,657,716
Ovid Therapeutics Inc. (Acquired 8/07/15, cost $9,342,296, 0.00%) (a)(b)	1,499,566	9,342,296
Syndax Pharmaceuticals, Inc. (Acquired 8/19/15, cost $9,349,076, 0.00%) (a)(b)	835,261	9,349,076

		105,050,625
Total Preferred Stocks — 1.7%		105,050,625
Total Long-Term Investments (Cost — $4,487,191,928) — 96.7%		5,976,655,849

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.23% (d)(e)	189,447,734	$189,447,734
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.39% (d)(e)(f)	$ 8,815	8,815,275
Total Short-Term Securities (Cost — $198,263,009) — 3.2%		198,263,009
Total Investments (Cost — $4,685,454,937*) — 99.9%		6,174,918,858
Other Assets Less Liabilities — 0.1%		7,418,800

Net Assets — 100.0%		$6,182,337,658

Notes to Schedule of Investments

*	As of December 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$4,695,811,226

Gross unrealized appreciation	$1,532,114,694
Gross unrealized depreciation	(53,007,062)

Net unrealized appreciation	$1,479,107,632

(a)	Non-income producing security.

(b)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $135,378,486 and an original cost of $89,784,191, which was 2.2% of its net assets.

(c)	Security, or a portion of security, is on loan.

(d)	Current yield as of period end.

(e)	During the period ended December 31, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2015	Net Activity	Shares/ Beneficial Interest Held at December 31, 2015	Income		Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	270,734,455	(81,286,721)	189,447,734	$87,045		$5,470
BlackRock Liquidity Series, LLC, Money Market Series	$9,479,975	$(664,700)	$8,815,275	$83,799	[1]	—

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	30,096,635	USD	29,721,273	BNP Paribas S.A.	1/13/16	$344,259
CHF	30,020,454	USD	29,526,825	Credit Suisse International	1/13/16	462,605
EUR	35,962,713	USD	38,346,840	BNP Paribas S.A.	1/13/16	748,628
EUR	23,902,709	USD	25,485,906	Goldman Sachs International	1/13/16	498,996
GBP	31,029,451	USD	47,204,077	Credit Suisse International	1/13/16	(1,458,738)

8	BLACKROCK FUNDS	DECEMBER 31, 2015

Schedule of Investments (continued)	BlackRock Health Sciences Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	35,975,549	USD	54,663,584	Goldman Sachs International	1/13/16	$(1,626,433)
USD	810,616	CHF	795,323	Citibank N.A.	1/13/16	16,115
USD	1,015,937	CHF	1,008,860	Citibank N.A.	1/13/16	8,120
USD	58,799,174	CHF	55,826,000	Goldman Sachs International	1/13/16	3,030,867
USD	2,530,274	CHF	2,486,907	State Street Bank and Trust Co.	1/13/16	45,937
USD	804,369	EUR	749,769	Citibank N.A.	1/13/16	(10,713)
USD	623,996	EUR	563,557	Credit Suisse International	1/13/16	11,347
USD	2,849,758	EUR	2,501,030	Goldman Sachs International	1/13/16	130,860
USD	3,164,833	EUR	2,777,549	Goldman Sachs International	1/13/16	145,328
USD	1,176,378	EUR	1,065,155	Morgan Stanley & Co. International PLC	1/13/16	18,436
USD	2,249,932	EUR	2,108,378	Royal Bank of Scotland PLC	1/13/16	(42,109)
USD	2,736,814	EUR	2,409,986	State Street Bank and Trust Co.	1/13/16	116,892
USD	54,294,781	EUR	47,690,000	UBS AG	1/13/16	2,450,448
USD	2,970,989	GBP	1,927,000	Goldman Sachs International	1/13/16	130,099
USD	4,040,779	GBP	2,618,000	Goldman Sachs International	1/13/16	181,178
USD	1,617,797	GBP	1,054,000	Morgan Stanley & Co. International PLC	1/13/16	63,932
USD	3,911,555	GBP	2,567,000	Morgan Stanley & Co. International PLC	1/13/16	127,141
USD	82,685,670	GBP	53,570,000	Royal Bank of Scotland PLC	1/13/16	3,709,803
USD	663,272	GBP	436,000	State Street Bank and Trust Co.	1/13/16	20,496
USD	2,709,989	GBP	1,764,000	State Street Bank and Trust Co.	1/13/16	109,402
USD	4,699,327	GBP	3,069,000	State Street Bank and Trust Co.	1/13/16	174,840
Total						$ 9,407,736

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK FUNDS	DECEMBER 31, 2015	9

Schedule of Investments (continued)	BlackRock Health Sciences Opportunities Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks:
Biotechnology	$1,758,947,247	$58,944,979	—	$1,817,892,226
Electronic Equipment, Instruments & Components	30,790,961	—	—	30,790,961
Health Care Equipment & Supplies	1,065,764,130	—	—	1,065,764,130
Health Care Providers & Services	1,022,340,561	—	—	1,022,340,561
Health Care Technology	20,957,211	—	—	20,957,211
Life Sciences Tools & Services	175,599,911	—	—	175,599,911
Pharmaceuticals	1,465,401,104	272,859,120	—	1,738,260,224
Preferred Stocks:
Biotechnology	—	—	$105,050,625	105,050,625
Short-Term Securities	189,447,734	8,815,275	—	198,263,009

Total	$5,729,248,859	$340,619,374	$105,050,625	$6,174,918,858

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Forward foreign currency exchange contracts	—	$12,545,729	—	$12,545,729
Liabilities:
Forward foreign currency exchange contracts	—	(3,137,993)	—	(3,137,993)

Total	—	$9,407,736	—	$9,407,736

[1]    Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash	$12,031,358	—	—	$12,031,358
Foreign currency at value	567,681	—	—	567,681
Liabilities:
Collateral on securities loaned at value	—	$(8,815,275)	—	(8,815,275)

Total	$12,599,039	$(8,815,275)	—	$3,783,764

During the period ended December 31, 2015, there were no transfers between levels.

10	BLACKROCK FUNDS	DECEMBER 31, 2015

Schedule of Investments (concluded)	BlackRock Health Sciences Opportunities Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Total
Assets:
Opening Balance, as of September 30, 2015	—	$ 82,530,621	$ 82,530,621
Transfers into Level 3	—	—	—
Transfers out of Level 3[1]	$(7,092,950)	—	(7,092,950)
Other[2]	7,092,950	(7,092,950)	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)[3]	—	29,612,954	29,612,954
Purchases	—	—	—
Sales	—	—	—

Closing Balance, as of December 31, 2015	—	$105,050,625	$105,050,625

Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2015[3]	—	$ 29,612,954	$ 29,612,954

[1]

As of December 31, 2015, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning period value $7,092,950 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[2]	Certain Level 3 investments were re-classified between Common Stocks and Preferred Stocks.

[3]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2015, is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $28,953,088.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Preferred Stocks	$76,097,537	Discounted Cash Flow	Discount Rate[1]	1.87%
		Cost[2]	N/A	—

[1]	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

[2]

The Fund fair values certain of its Level 3 investments using acquisition cost, although the transaction may not have occurred during the current reporting period. These investments are generally privately held investments. There may not be a secondary market, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Global Valuation Committee, or its delegate. Valuations are reviewed utilizing available market information to determine if the carrying value should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment and the fact that comparable public companies are not identical to the investments being fair valued by the Fund.

BLACKROCK FUNDS	DECEMBER 31, 2015	11

Schedule of Investments December 31, 2015 (Unaudited)	BlackRock International Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 1.0%
Commonwealth Bank of Australia	150,600	$9,310,743
Belgium — 1.7%
Anheuser-Busch InBev NV	127,779	15,901,829
Canada — 3.7%
Canadian Pacific Railway Ltd.	35,000	4,470,297
Element Financial Corp.	720,900	8,700,607
Encana Corp.	861,100	4,374,888
Gildan Activewear, Inc.	321,900	9,151,945
Royal Bank of Canada	146,500	7,850,672

		34,548,409
China — 4.0%
Alibaba Group Holding Ltd. — ADR (a)	91,758	7,457,173
China Construction Bank Corp., H Shares	27,433,000	18,713,369
CRRC Corp. Ltd., H Shares	4,513,000	5,544,049
Tencent Holdings Ltd.	288,900	5,656,658

		37,371,249
France — 5.9%
Amundi SA (a)	71,100	3,336,447
AXA SA	286,900	7,839,175
BNP Paribas SA	243,087	13,753,286
Dassault Aviation SA	1,338	1,667,102
Orange SA	821,800	13,745,278
Sanofi	73,700	6,280,878
Unibail-Rodamco SE	36,700	9,319,325

		55,941,491
Germany — 3.1%
Continental AG	38,708	9,363,900
SAP SE	169,400	13,442,501
Scout24 AG (a)	34,300	1,215,987
Wacker Chemie AG	63,700	5,326,025

		29,348,413
Hong Kong — 1.8%
AIA Group Ltd.	2,888,300	17,257,833
India — 3.0%
Bharti Infratel Ltd.	1,138,886	7,347,986
HDFC Bank Ltd.	684,855	13,725,712
Tata Motors Ltd. — ADR (a)	236,646	6,973,958

		28,047,656
Indonesia — 0.7%
Matahari Department Store Tbk PT	5,623,171	7,118,565
Ireland — 4.1%
Green REIT PLC	5,265,855	9,113,402
Kingspan Group PLC	262,279	7,075,069
Ryanair Holdings PLC — ADR	127,314	11,007,568
Shire PLC — ADR	55,200	11,316,000

		38,512,039
Israel — 1.3%
Teva Pharmaceutical Industries Ltd. — ADR	180,900	11,874,276
Italy — 3.9%
Banca Generali SpA	202,200	6,360,439
Eni SpA	716,800	10,650,414
Telecom Italia SpA (a)	6,545,000	8,294,618
UniCredit SpA	2,044,900	11,305,681

		36,611,152
Japan — 8.0%
FANUC Corp.	28,100	4,841,345
Mitsubishi Estate Co. Ltd.	613,000	12,746,313
Nintendo Co. Ltd.	21,500	2,956,468

Common Stocks	Shares	Value
Japan (continued)
ORIX Corp.	654,000	$9,174,615
Panasonic Corp.	407,900	4,135,092
SMC Corp.	36,600	9,506,261
Sumitomo Mitsui Financial Group, Inc.	417,800	15,768,210
Toyota Motor Corp.	266,800	16,429,283

		75,557,587
Mexico — 1.0%
Fomento Economico Mexicano SAB de CV — ADR	99,800	9,216,530
Netherlands — 2.7%
Aalberts Industries NV	273,405	9,420,423
ASML Holding NV	67,400	5,988,623
Koninklijke Philips NV	386,700	9,870,288

		25,279,334
New Zealand — 1.2%
Xero Ltd. (a)	812,500	10,977,095
Nigeria — 0.3%
Lekoil Ltd. (a)	11,614,700	3,189,065
Norway — 0.9%
Statoil ASA	614,300	8,567,504
Peru — 0.6%
Credicorp Ltd.	58,432	5,686,602
Portugal — 0.8%
Galp Energia SGPS SA	667,200	7,785,381
South Africa — 0.8%
Naspers Ltd., N Shares	52,197	7,134,512
Spain — 2.1%
Cellnex Telecom SAU	1,074,614	20,092,123
Sweden — 1.4%
Nordea Bank AB	1,195,600	13,117,835
Switzerland — 8.4%
Adecco SA, Registered Shares	148,800	10,184,280
Nestle SA, Registered Shares	279,700	20,763,600
Novartis AG, Registered Shares	155,100	13,341,590
Roche Holding AG	75,514	20,925,565
UBS Group AG, Registered Shares	696,700	13,515,612

		78,730,647
Taiwan — 1.3%
Hermes Microvision, Inc.	112,510	4,046,732
Largan Precision Co. Ltd.	29,000	1,984,319
Taiwan Semiconductor Manufacturing Co. Ltd.	1,404,000	6,057,195

		12,088,246
United Kingdom — 25.2%
ARM Holdings PLC	373,600	5,694,456
AstraZeneca PLC	349,900	23,634,963
BAE Systems PLC	2,266,600	16,687,981
BG Group PLC	488,100	7,075,462
Crest Nicholson Holdings PLC	604,122	4,949,961
Diageo PLC	396,400	10,824,862
GlaxoSmithKline PLC	344,500	6,957,510
Imperial Tobacco Group PLC	237,800	12,560,115
Kennedy Wilson Europe Real Estate PLC	763,998	13,586,801
Liberty Global PLC, Class A (a)	314,100	13,305,276
Lloyds Banking Group PLC	11,858,300	12,759,549
Metro Bank PLC, (Acquired 1/15/14, cost $9,137,436) (a)(b)	429,853	8,307,717
Nomad Foods Ltd. (a)	1,192,193	14,067,877
Prudential PLC	442,000	9,958,095
Rio Tinto PLC	210,200	6,120,067

12	BLACKROCK FUNDS	DECEMBER 31, 2015

Schedule of Investments (continued)	BlackRock International Opportunities Portfolio

Common Stocks	Shares	Value
United Kingdom (continued)
SABMiller PLC	346,500	$20,729,154
Sophos Group PLC	1,484,100	5,752,950
Unilever PLC	240,100	10,298,470
Vodafone Group PLC	3,504,500	11,364,346
Whitbread PLC	97,583	6,325,029
Worldpay Group PLC (a)	3,627,600	16,433,914

		237,394,555
United States — 2.8%
Las Vegas Sands Corp.	102,500	4,493,600
Mobileye NV (a)	67,800	2,866,584
Samsonite International SA	4,022,400	12,093,073
Sensata Technologies Holding NV (a)	145,800	6,715,548

		26,168,805
Total Common Stocks — 91.7%		862,829,476

Investment Companies
Japan — 1.1%
Deutsche X-Trackers MSCI Japan Hedged Equity ETF	268,100	10,211,929

Preferred Stocks	Shares	Value
China — 0.3%
Xiaoju Kuaizhi Inc., Series A-17 (Acquired 7/28/15, cost $2,770,046, 0.00%) (a)(b)	101,000	$3,088,580
India — 2.7%
Jasper Infotech Private Ltd., Series F (Acquired 5/07/14, cost $5,332,969, 0.00%) (a)(b)	749	18,592,250
Jasper Infotech Private Ltd., Series G (Acquired 10/29/14, cost $2,090,847, 0.00%) (a)(b)	248	6,156,046

		24,748,296
Total Preferred Stocks — 3.0%		27,836,876
Total Long-Term Investments (Cost — $838,082,503) — 95.8%		900,878,281

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.23% (c)(d)	37,954,470	37,954,470
Total Short-Term Securities (Cost — $37,954,470) — 4.0%		37,954,470
Total Investments (Cost — $876,036,973*) — 99.8%		938,832,751
Other Assets Less Liabilities — 0.2%		2,011,437

Net Assets — 100.0%		$940,844,188

Notes to Schedule of Investments

As of December 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$885,653,628

Gross unrealized appreciation	$106,512,597
Gross unrealized depreciation	(53,333,474)

Net unrealized appreciation	$53,179,123

(a)	Non-income producing security.

(b)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $36,144,593 and an original cost of $19,331,298, which was 3.8% of its net assets.

(c)	During the period ended December 31, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2015	Net Activity	Shares Held at December 31, 2015	Income		Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	15,801,600	22,152,870	37,954,470	$12,711		$1,058
BlackRock Liquidity Series, LLC, Money Market Series	—	—	—	$233	[1]	—

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	23,229,000	USD	16,983,767	Citibank N.A.	1/13/16	$ (67,977)
CAD	1,694,000	USD	1,289,570	Royal Bank of Scotland PLC	1/13/16	(65,282)
CAD	3,854,942	USD	3,000,903	Royal Bank of Scotland PLC	1/13/16	(214,858)
CAD	10,178,000	USD	7,605,130	Standard Chartered Bank	1/13/16	(249,282)

BLACKROCK FUNDS	DECEMBER 31, 2015	13

Schedule of Investments (continued)	BlackRock International Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
DKK	82,084,250	USD	12,550,207	Royal Bank of Scotland PLC	1/13/16	$ (592,444)
EUR	1,354,199	USD	1,499,099	BNP Paribas S.A.	1/13/16	(26,934)
EUR	2,968,407	USD	3,269,571	Citibank N.A.	1/13/16	(42,583)
EUR	947,830	USD	1,059,672	Credit Suisse International	1/13/16	(29,275)
EUR	5,332,588	USD	6,056,348	Credit Suisse International	1/13/16	(259,232)
EUR	950,039	USD	1,077,407	Goldman Sachs International	1/13/16	(44,609)
EUR	1,216,248	USD	1,329,710	Goldman Sachs International	1/13/16	(7,513)
EUR	1,557,255	USD	1,670,988	Goldman Sachs International	1/13/16	21,921
EUR	6,715,826	USD	7,235,427	Goldman Sachs International	1/13/16	65,423
EUR	1,057,768	USD	1,169,916	Morgan Stanley & Co. International PLC	1/13/16	(20,005)
EUR	2,165,539	USD	2,380,883	Morgan Stanley & Co. International PLC	1/13/16	(26,702)
EUR	773,437	USD	840,391	Royal Bank of Scotland PLC	1/13/16	422
EUR	20,170,803	USD	21,461,150	Royal Bank of Scotland PLC	1/13/16	466,755
EUR	460,751	USD	524,967	State Street Bank and Trust Co.	1/13/16	(24,079)
GBP	1,817,000	USD	2,765,096	Northern Trust Corp.	1/13/16	(86,374)
JPY	6,229,930,880	USD	52,550,414	Goldman Sachs International	1/13/16	(704,054)
JPY	658,108,000	USD	5,461,431	HSBC Bank PLC	1/13/16	15,436
JPY	90,548,000	USD	737,525	Morgan Stanley & Co. International PLC	1/13/16	16,028
MXN	25,631,000	USD	1,559,117	Citibank N.A.	1/13/16	(73,362)
SEK	62,606,000	USD	7,617,602	Morgan Stanley & Co. International PLC	1/13/16	(198,136)
SGD	13,607,000	USD	9,858,667	HSBC Bank PLC	1/13/16	(266,566)
USD	2,864,449	EUR	2,593,623	Morgan Stanley & Co. International PLC	1/13/16	44,892
USD	5,825,659	EUR	5,490,913	Royal Bank of Scotland PLC	1/13/16	(143,574)
USD	3,465,500	EUR	3,199,500	State Street Bank and Trust Co.	1/13/16	(12,713)
USD	39,186,321	EUR	34,386,655	State Street Bank and Trust Co.	1/13/16	1,804,203
USD	2,659,066	GBP	1,757,000	Credit Suisse International	1/13/16	68,800
USD	7,532,035	GBP	4,997,000	Goldman Sachs International	1/13/16	165,180
USD	65,502,264	GBP	42,305,324	Goldman Sachs International	1/13/16	3,133,407
USD	5,281,602	GBP	3,455,000	HSBC Bank PLC	1/13/16	188,049
USD	4,570,170	GBP	3,034,000	Morgan Stanley & Co. International PLC	1/13/16	97,279
USD	729,567	GBP	485,000	Royal Bank of Scotland PLC	1/13/16	14,553
USD	4,472,165	GBP	2,973,000	Royal Bank of Scotland PLC	1/13/16	89,203
USD	6,068,781	GBP	3,929,000	State Street Bank and Trust Co.	1/13/16	276,431
USD	6,348,099	NOK	51,528,000	Morgan Stanley & Co. International PLC	1/13/16	527,600
USD	7,786,074	NZD	11,411,351	State Street Bank and Trust Co.	1/13/16	(11,610)
Total						$3,828,418

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation

14	BLACKROCK FUNDS	DECEMBER 31, 2015

Schedule of Investments (continued)	BlackRock International Opportunities Portfolio

Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	—	$9,310,743	—	$9,310,743
Belgium	—	15,901,829	—	15,901,829
Canada	$34,548,409	—	—	34,548,409
China	7,457,173	29,914,076	—	37,371,249
France	5,003,549	50,937,942	—	55,941,491
Germany	—	29,348,413	—	29,348,413
Hong Kong	—	17,257,833	—	17,257,833
India	6,973,958	21,073,698	—	28,047,656
Indonesia	—	7,118,565	—	7,118,565
Ireland	22,323,568	16,188,471	—	38,512,039
Israel	11,874,276	—	—	11,874,276
Italy	—	36,611,152	—	36,611,152
Japan	—	75,557,587	—	75,557,587
Mexico	9,216,530	—	—	9,216,530
Netherlands	—	25,279,334	—	25,279,334
New Zealand	—	10,977,095	—	10,977,095
Nigeria	3,189,065	—	—	3,189,065
Norway	—	8,567,504	—	8,567,504
Peru	5,686,602	—	—	5,686,602
Portugal	—	7,785,381	—	7,785,381
South Africa	—	7,134,512	—	7,134,512
Spain	—	20,092,123	—	20,092,123
Sweden	—	13,117,835	—	13,117,835
Switzerland	—	78,730,647	—	78,730,647
Taiwan	—	12,088,246	—	12,088,246
United Kingdom	43,807,067	185,279,771	$8,307,717	237,394,555
United States	14,075,732	12,093,073	—	26,168,805
Investment Companies:
Japan	10,211,929	—	—	10,211,929
Preferred Stocks:
China	—	—	3,088,580	3,088,580
India	—	—	24,748,296	24,748,296
Short-Term Securities	37,954,470	—	—	37,954,470

Total	$212,322,328	$690,365,830	$36,144,593	$938,832,751

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Forward foreign currency exchange contracts	—	$6,995,582	—	$6,995,582
Liabilities:
Forward foreign currency exchange contracts	—	(3,167,164)	—	(3,167,164)

Total	—	$3,828,418	—	$3,828,418

[1]	Derivative financial instruments are forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, foreign currency at value of $634,435 was categorized as Level 1 within the disclosure hierarchy.

BLACKROCK FUNDS	DECEMBER 31, 2015	15

Schedule of Investments (concluded)	BlackRock International Opportunities Portfolio

Transfers between Level 1 and Level 2 were as follows:

	Transfers Into Level 1	Transfers Out of Level 1[1]	Transfers Into Level 2[1]	Transfers Out of Level 2
Assets:
Long-Term Investments:
United Kindgom	—	$(16,742,090)	$16,742,090	—

[1]	External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Total

Assets:
Opening Balance, as of September 30, 2015	$9,194,648	$21,172,822	$30,367,470
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)[1]	(886,931)	6,664,054	5,777,123
Purchases	—	—	—
Sales	—	—	—

Closing Balance, as of December 31, 2015	$8,307,717	$27,836,876	$36,144,593

Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2015[1]	$ (886,931)	$ 6,664,054	$ 5,777,123

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2015, is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized

Assets:
Common Stocks	$8,307,717	Market Comparables	Tangible Book Value Multiple[1]	2.10x
Preferred Stocks	27,836,876	Market Comparables	Revenue Multiple[1]	6.03x
			Revenue Growth Rate[1]	670.00%
		Probability-Weighted Expected Return Model	Discount Rate[2]	25.00%
			IPO Exit Probability[1]	70.00%
			Merger & Acquisition Probability[1]	25.00%
			Revenue Growth Rate[1]	86.00%
			Revenue Multiple[1]	1.85x - 3.20x
			Time to Exit[1]	1-3 years

Total	$36,144,593

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

[2]	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

16	BLACKROCK FUNDS	DECEMBER 31, 2015

Schedule of Investments December 31, 2015 (Unaudited)	BlackRock Science & Technology Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Consumer Finance — 0.4%
LendingClub Corp. (a)(b)	122,004	$1,348,144
Diversified Telecommunication Services — 1.9%
Cellnex Telecom SAU	121,251	2,267,037
Cogent Communications Holdings, Inc.	51,100	1,772,659
Com Hem Holding AB	196,500	1,780,519

		5,820,215
Electronic Equipment, Instruments & Components — 1.3%
CDW Corp.	43,100	1,811,924
Japan Aviation Electronics Industry Ltd.	81,000	1,161,912
Tongda Group Holdings Ltd.	6,470,000	1,135,712

		4,109,548
Household Durables — 1.1%
Sony Corp.	134,700	3,310,494
Internet & Catalog Retail — 5.9%
Amazon.com, Inc. (a)(b)	14,600	9,867,994
Ctrip.com International Ltd. — ADR (a)	58,300	2,701,039
Ensogo Ltd.	94,425	144,495
JD.com, Inc. — ADR (a)	60,500	1,952,033
Netflix, Inc. (a)(b)	28,490	3,258,686

		17,924,247
Internet Software & Services — 22.0%
58.com, Inc. — ADR (a)(b)	48,300	3,185,869
Alibaba Group Holding Ltd. — ADR (a)	53,700	4,364,199
Alphabet, Inc., Class A (a)(b)	24,583	19,125,820
comScore, Inc. (a)	37,100	1,526,665
Cvent, Inc. (a)	39,200	1,368,472
Dena Co. Ltd.	101,400	1,585,525
eBay, Inc. (a)	50,500	1,387,740
Facebook, Inc., Class A (a)(b)	109,500	11,460,270
Hortonworks, Inc. (a)	175,888	3,851,947
Instructure, Inc. (a)	77,600	1,615,632
LinkedIn Corp., Class A (a)(b)	9,500	2,138,260
NetEase, Inc. — ADR (b)	16,100	2,917,964
New Relic, Inc. (a)(b)	93,016	3,388,573
Pandora Media, Inc. (a)	72,900	977,589
Scout24 AG (a)	46,590	1,651,686
Tencent Holdings Ltd.	350,100	6,854,953

		67,401,164
IT Services — 14.0%
Alliance Data Systems Corp. (a)	10,500	2,903,985
Euronet Worldwide, Inc. (a)	62,875	4,554,036
Fidelity National Information Services, Inc. (b)	35,738	2,165,723
First Data Corp. Class A (a)	71,200	1,140,624
Global Payments, Inc.	34,400	2,219,144
HCL Technologies Ltd.	137,400	1,772,040
InterXion Holding NV (a)	51,100	1,540,665
Luxoft Holding, Inc. (a)	32,500	2,506,725
MasterCard, Inc., Class A (b)	58,200	5,666,352
My EG Services BHD	1,546,800	1,548,674
PayPal Holdings, Inc. (a)(b)	50,600	1,831,720
Sabre Corp.	114,900	3,213,753
Visa, Inc., Class A	97,200	7,537,860
Worldpay Group PLC (a)(b)	968,600	4,387,995

		42,989,296
Media — 4.3%
Eros International PLC (a)(c)	110,000	1,006,500
Naspers Ltd., N Shares (b)	25,438	3,476,976
REA Group Ltd.	55,300	2,200,270

Common Stocks	Shares	Value
Media (continued)
Rentrak Corp. (a)	28,400	$1,349,852
Sky PLC	103,200	1,691,742
Stroeer SE	36,500	2,291,697
Walt Disney Co. (b)	12,000	1,260,960

		13,277,997
Professional Services — 1.7%
Experian PLC	97,200	1,717,963
TechnoPro Holdings, Inc.	67,700	1,975,831
TransUnion (a)	53,400	1,472,238

		5,166,032
Semiconductors & Semiconductor Equipment — 9.0%
ARM Holdings PLC	89,100	1,358,073
ASML Holding NV	15,700	1,394,976
Avago Technologies Ltd. (b)	19,199	2,786,735
BE Semiconductor Industries NV	67,300	1,352,482
Broadcom Corp., Class A	42,200	2,440,004
Cavium, Inc. (a)(b)	27,100	1,780,741
Hermes Microvision, Inc.	25,206	906,603
Lam Research Corp.	28,300	2,247,586
M/A-COM Technology Solutions Holdings, Inc. (a)	49,100	2,007,699
Microsemi Corp. (a)	47,500	1,548,025
NVIDIA Corp. (b)	51,200	1,687,552
NXP Semiconductors NV (a)(b)	29,665	2,499,276
Silicon Motion Technology Corp. — ADR	56,500	1,771,840
Taiwan Semiconductor Manufacturing Co. Ltd. (b)	875,000	3,774,961

		27,556,553
Software — 20.0%
Activision Blizzard, Inc. (b)	109,200	4,227,132
Adobe Systems, Inc. (a)(b)	43,600	4,095,784
Atlassian Corp. PLC, Class A (a)	71,000	2,135,680
Autodesk, Inc. (a)(b)	57,700	3,515,661
CyberArk Software Ltd. (a)	37,800	1,706,292
Globant SA (a)(b)	70,576	2,647,306
Imperva, Inc. (a)(b)	31,200	1,975,272
Microsoft Corp. (b)	169,300	9,392,764
Nintendo Co. Ltd. (b)	21,600	2,970,219
Oracle Corp.	126,600	4,624,698
Proofpoint, Inc. (a)	52,610	3,420,176
RingCentral, Inc., Class A (a)	84,800	1,999,584
Salesforce.com, Inc. (a)(b)	39,200	3,073,280
ServiceNow, Inc. (a)(b)	37,380	3,235,613
Sophos Group PLC	505,600	1,959,903
Tableau Software, Inc., Class A (a)(b)	21,850	2,058,707
Take-Two Interactive Software, Inc. (a)	45,400	1,581,736
UbiSoft Entertainment (a)	89,500	2,590,243
Xero Ltd. (a)	158,560	2,142,188
Zendesk, Inc. (a)(b)	71,700	1,895,748

		61,247,986
Technology Hardware, Storage & Peripherals — 6.0%
Apple Inc. (b)	148,159	15,595,216
Catcher Technology Co. Ltd.	166,000	1,383,846
Quanta Computer, Inc.	813,000	1,304,252

		18,283,314

BLACKROCK FUNDS	DECEMBER 31, 2015	17

Schedule of Investments (continued)	BlackRock Science & Technology Opportunities Portfolio

Common Stocks	Shares	Value
Wireless Telecommunication Services — 0.8%
Bharti Infratel Ltd.	356,245	$2,298,459
Total Common Stocks — 88.4%		270,733,449

Preferred Stocks	Shares	Value
Internet & Catalog Retail — 1.5%
Jasper Infotech Private Ltd., Series F (Acquired 5/07/14, cost $1,018,150, 0.00%) (a)(d)	143	3,549,655
Jasper Infotech Private Ltd., Series G (Acquired 10/29/14, cost $396,249, 0.00%) (a)(d)	47	1,166,670

		4,716,325
Internet Software & Services — 2.8%
Uber Technologies, Inc., Series D (Acquired 6/06/14, cost $2,000,004, 0.00%) (a)(d)	128,924	6,287,907
Xiaoju Kuaizhi Inc., Series A-17 (Acquired 7/28/15, cost $1,080,592, 0.00%) (a)(d)	39,400	1,204,852
Zuora, Inc. (Acquired 1/16/15, cost $1,006,816, 0.00%) (a)(d)	265,000	992,294

		8,485,053
Software — 1.6%
Illumio, Inc., Series C (Acquired 3/11/15, cost $499,995, 0.00%) (a)(d)	155,575	498,151
MongoDB, Series C (Acquired 12/19/13, cost $1,512,773, 0.00%) (a)(d)	60,303	1,118,621
MongoDB, Series D (Acquired 12/19/13, cost $470,592, 0.00%) (a)(d)	18,759	347,979
MongoDB, Series E (Acquired 12/19/13, cost $16,632, 0.00%) (a)(d)	663	12,299
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $1,500,011, 0.00%) (a)(d)	244,700	2,784,686

		4,761,736
Total Preferred Stocks — 5.9%		17,963,114

		Value
Total Long-Term Investments (Cost — $208,365,590) — 94.3%		$288,696,563

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.23% (e)(f)	11,613,947	11,613,947
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.39% (e)(f)(g)	$ 1,067	$ 1,066,550
Total Short-Term Securities (Cost — $12,680,497) — 4.2%		12,680,497
Total Investments Before Options Written (Cost — $221,046,087) — 98.5%		301,377,060

Options Written
(Premiums Received — $804,281) — (0.2)%		(478,400)
Total Investments Net of Options Written (Cost — $220,241,806*)		300,898,660
Other Assets Less Liabilities — 1.7%		5,160,038

Net Assets — 100.0%		$306,058,698

Notes to Schedule of Investments

*	As of December 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$221,751,847

Gross unrealized appreciation	$84,926,062
Gross unrealized depreciation	(5,300,849)

Net unrealized appreciation	$79,625,213

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

(c)	Security, or a portion of security, is on loan.

(d)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $17,963,114 and an original cost $9,501,814, which was 5.9% of its net assets.

(e)	During the period ended December 31, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2015	Net Activity	Shares/ Beneficial Interest Held at December 31, 2015	Income		Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	7,951,514	3,662,433	11,613,947	$ 2,626		$189
BlackRock Liquidity Series, LLC, Money Market Series	—	$1,066,550	$ 1,066,550	$14,955	[1]	—

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

18	BLACKROCK FUNDS	DECEMBER 31, 2015

Schedule of Investments (continued)	BlackRock Science & Technology Opportunities Portfolio

(f)	Current yield as of period end.

(g)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

      Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

SEK	19,424,000	USD	2,364,327	Goldman Sachs International	1/13/16	$ (62,380)
USD	296,606	GBP	191,574	Barclays Bank PLC	1/13/16	14,177
USD	1,678,646	GBP	1,104,000	Commonwealth Bank of Australia	1/13/16	51,068
USD	6,670,042	GBP	4,308,000	Goldman Sachs International	1/13/16	318,949
USD	443,813	HKD	3,439,000	Commonwealth Bank of Australia	1/13/16	24
USD	6,467,620	HKD	50,119,000	HSBC Bank PLC	1/13/16	(41)
USD	155,008	HKD	1,201,000	Morgan Stanley & Co. International PLC	1/13/16	23
USD	661,442	HKD	5,125,000	State Street Bank and Trust Co.	1/13/16	81
USD	1,736,835	NZD	2,549,030	Goldman Sachs International	1/13/16	(4,986)
USD	78,821	SEK	685,107	BNP Paribas S.A.	1/13/16	(2,371)
USD	874,290	SEK	7,641,773	Royal Bank of Scotland PLC	1/13/16	(31,340)
USD	541,562	SEK	4,684,657	State Street Bank and Trust Co.	1/13/16	(13,620)
USD	688,282	ZAR	9,110,043	Barclays Bank PLC	1/13/16	100,645
USD	1,079,831	ZAR	16,318,000	Morgan Stanley & Co. International PLC	1/13/16	27,249
USD	2,184,706	ZAR	28,902,000	TD Securities, Inc.	1/13/16	320,401

Total						$717,879

      Exchange-Traded Options Written

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value

Activision Blizzard, Inc.	Call	01/08/16	USD	40.00	180	$(2,520)
LinkedIn Corp.	Call	01/08/16	USD	250.00	22	(154)
MasterCard, Inc.	Call	01/08/16	USD	100.00	58	(928)
NetEase, Inc. — ADR	Call	01/08/16	USD	177.50	53	(30,740)
Netflix, Inc.	Call	01/08/16	USD	125.00	59	(826)
PayPal Holdings, Inc.	Call	01/08/16	USD	37.00	166	(5,395)
Salesforce.com, Inc.	Call	01/08/16	USD	82.00	79	(1,264)
Walt Disney Co.	Call	01/08/16	USD	117.00	39	(507)
Imperva, Inc.	Call	01/12/16	USD	73.00	31	(381)
Adobe Systems, Inc.	Call	01/15/16	USD	95.00	87	(10,701)
Amazon.com, Inc.	Call	01/15/16	USD	695.00	34	(18,955)
Autodesk, Inc.	Call	01/15/16	USD	65.00	122	(2,318)
Avago Technologies Ltd.	Call	01/15/16	USD	130.00	27	(42,255)
Cavium, Inc.	Call	01/15/16	USD	65.00	90	(20,475)
Facebook, Inc.	Call	01/15/16	USD	115.00	256	(1,408)
Globant SA	Call	01/15/16	USD	40.00	232	(11,600)
LendingClub Corp.	Call	01/15/16	USD	14.00	141	(2,115)
MasterCard, Inc.	Call	01/15/16	USD	101.00	58	(1,421)
Microsoft Corp.	Call	01/15/16	USD	55.00	138	(15,387)

BLACKROCK FUNDS	DECEMBER 31, 2015	19

Schedule of Investments (continued)	BlackRock Science & Technology Opportunities Portfolio

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value

Microsoft Corp.	Call	01/15/16	USD	53.60	139	$(30,162)
New Relic, Inc.	Call	01/15/16	USD	40.00	23	(1,035)
NVIDIA Corp.	Call	01/15/16	USD	34.00	168	(8,568)
NXP Semiconductors NV	Call	01/15/16	USD	85.00	50	(10,375)
Salesforce.com, Inc.	Call	01/15/16	USD	80.00	58	(5,394)
ServiceNow, Inc.	Call	01/15/16	USD	86.00	130	(31,962)
Zendesk, Inc.	Call	01/15/16	USD	25.00	141	(24,675)
Microsoft Corp.	Call	01/22/16	USD	56.00	250	(19,250)
Netflix, Inc.	Call	01/29/16	USD	142.00	155	(18,910)
Activision Blizzard, Inc.	Call	02/05/16	USD	40.50	180	(17,550)
58.com, Inc. — ADR	Call	02/16/16	USD	70.00	97	(21,219)
Alphabet, Inc.	Put	01/08/16	USD	750.00	11	(1,595)
Apple Inc.	Put	01/08/16	USD	112.00	100	(67,750)
Microsoft Corp.	Put	01/08/16	USD	53.00	105	(683)
Tableau Software, Inc., Class A	Put	01/08/16	USD	89.50	61	(5,185)
Fidelity National Information Services, Inc.	Put	01/15/16	USD	58.75	71	(2,631)
Apple Inc.	Put	01/22/16	USD	105.00	78	(19,851)

Total						$(456,145)

      OTC Options Written

Description	Put/ Call	Counterparty	Expiration Date	Strike Price	Contracts	Value

New Relic, Inc.	Call	Citibank N.A.	1/06/16	USD 38.51	16,550	$(931)
Worldpay Group PLC	Call	Morgan Stanley & Co. International PLC	1/12/16	GBP 3.09	24,500	(1,387)
Worldpay Group PLC	Call	UBS AG	1/12/16	GBP 3.09	24,500	(1,276)
Worldpay Group PLC	Call	Morgan Stanley & Co. International PLC	1/27/16	GBP 2.97	24,500	(4,739)
Worldpay Group PLC	Call	Morgan Stanley & Co. International PLC	2/02/16	GBP 3.11	9,000	(781)
Naspers Ltd., N Shares	Put	Citibank N.A.	1/08/16	ZAR 1,987.20	4,200	(802)
Nintendo Co. Ltd.	Put	Morgan Stanley & Co. International PLC	1/22/16	JPY 16,137.18	3,200	(9,605)
Taiwan Semiconductor Manufacturing Co. Ltd.	Put	Bank of America N.A.	1/26/16	USD 134.90	104,000	(2,734)

Total						$(22,255)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

20	BLACKROCK FUNDS	DECEMBER 31, 2015

Schedule of Investments (continued)	BlackRock Science & Technology Opportunities Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks:
Consumer Finance	$1,348,144	—	—	$1,348,144
Diversified Telecommunication Services	1,772,659	$4,047,556	—	5,820,215
Electronic Equipment, Instruments & Components	1,811,924	2,297,624	—	4,109,548
Household Durables	—	3,310,494	—	3,310,494
Internet & Catalog Retail	17,924,247	—	—	17,924,247
Internet Software & Services	57,309,000	10,092,164	—	67,401,164
IT Services	39,668,582	3,320,714	—	42,989,296
Media	3,617,312	9,660,685	—	13,277,997
Professional Services	1,472,238	3,693,794	—	5,166,032
Semiconductors & Semiconductor Equipment	18,769,458	8,787,095	—	27,556,553
Software	51,585,433	9,662,553	—	61,247,986
Technology Hardware, Storage & Peripherals	15,595,216	2,688,098	—	18,283,314
Wireless Telecommunication Services	—	2,298,459	—	2,298,459
Preferred Stocks:
Internet & Catalog Retail	—	—	$4,716,325	4,716,325
Internet Software & Services	—	—	8,485,053	8,485,053
Software	—	—	4,761,736	4,761,736
Short-Term Securities	11,613,947	1,066,550	—	12,680,497

Total	$222,488,160	$60,925,786	$17,963,114	$301,377,060

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Forward foreign currency exchange contracts	—	$832,617	—	$832,617
Liabilities:
Equity contracts	$(369,790)	(108,610)	—	(478,400)
Forward foreign currency exchange contracts	—	(114,738)	—	(114,738)

Total	$(369,790)	$609,269	—	$239,479

[1]     Derivative financial instruments are forward foreign currency exchange contracts and options written. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash pledged as collateral for options written	$4,497,754	—	—	$4,497,754
Foreign currency at value	20,551	—	—	20,551
Liabilities:
Collateral on securities loaned at value	—	$(1,066,550)	—	(1,066,550)

Total	$4,518,305	$(1,066,550)	—	$3,451,755

Transfers between Level 1 and Level 2 were as follows:

	Transfers Into Level 1	Transfers Out of Level 1[1]	Transfers Into Level 2[1]	Transfers Out of Level 2

Assets:
Long-Term Investments:
Software	—	$ (1,730,807)	$ 1,730,807	—

[1] External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

BLACKROCK FUNDS	DECEMBER 31, 2015	21

Schedule of Investments (concluded)	BlackRock Science & Technology Opportunities Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Stocks

Assets:
Opening Balance, as of September 30, 2015	$15,132,245
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)[1]	2,830,869
Purchases	—
Sales	—

Closing Balance, as of December 31, 2015	$17,963,114

Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2015[1]	$2,830,869

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2015, is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs

Assets:
Preferred Stocks	$17,963,114	Market Comparables	Revenue Multiple[1]	6.03x - 6.50x	6.29x
			Revenue Multiple[1]	22.92x - 32.79x	29.76x
			Revenue Growth Rate[1]	54.34% - 94.00%	80.24%
			Revenue Growth Rate[1]	373.00%
			Revenue Growth Rate[1]	670.00%
		Probability-Weighted Expected Return Model	Discount Rate[2]	25.00%
			IPO Exit Probability[1]	70% - 80%	70.80%
			Revenue Growth Rate[1]	72.60% - 86.00%	83.67%
			Revenue Growth Rate[1]	766.00%
			Merger & Acquisition Probability[1]	15.00% - 25.00%	21.66%
			Time to Exit[2]	1-3 years
			Revenue Multiple[1]	55.00x - 92.50x
			Revenue Multiple[1]	1.85x - 4.75x	2.80x

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

[2]	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

22	BLACKROCK FUNDS	DECEMBER 31, 2015

Schedule of Investments December 31, 2015 (Unaudited)	BlackRock U.S. Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.1%
L-3 Communications Holdings, Inc.	65,200	$7,792,052
Triumph Group, Inc.	177,900	7,071,525

		14,863,577
Airlines — 1.9%
American Airlines Group, Inc.	285,870	12,106,595
Southwest Airlines Co.	347,100	14,946,126

		27,052,721
Auto Components — 3.9%
Delphi Automotive PLC	214,170	18,360,794
Lear Corp.	149,647	18,381,141
Visteon Corp. (a)	153,055	17,524,798

		54,266,733
Automobiles — 0.4%
Tesla Motors, Inc. (a)	26,410	6,338,664
Banks — 4.0%
BankUnited, Inc.	460,679	16,612,085
SunTrust Banks, Inc.	349,927	14,990,873
SVB Financial Group (a)	106,800	12,698,520
Western Alliance Bancorp (a)	326,020	11,691,077

		55,992,555
Beverages — 0.8%
Molson Coors Brewing Co., Class B	120,463	11,313,885
Biotechnology — 2.3%
Anacor Pharmaceuticals, Inc. (a)	55,000	6,213,350
Baxalta, Inc.	312,200	12,185,166
BioMarin Pharmaceutical, Inc. (a)	45,486	4,765,113
Incyte Corp. (a)	80,341	8,712,981

		31,876,610
Capital Markets — 0.6%
WisdomTree Investments, Inc. (b)	528,954	8,293,999
Chemicals — 2.5%
Eastman Chemical Co.	178,118	12,024,746
Sherwin-Williams Co.	43,200	11,214,720
Valspar Corp.	138,433	11,483,017

		34,722,483
Consumer Finance — 1.2%
Discover Financial Services	199,200	10,681,104
LendingClub Corp. (a)	537,525	5,939,651

		16,620,755
Containers & Packaging — 1.5%
Crown Holdings, Inc. (a)	414,339	21,006,987
Diversified Telecommunication Services — 0.8%
Cogent Communications Holdings, Inc.	309,500	10,736,555
Electric Utilities — 3.2%
FirstEnergy Corp.	496,200	15,744,426
PPL Corp.	263,608	8,996,941
Xcel Energy, Inc.	569,822	20,462,308

		45,203,675
Electrical Equipment — 1.9%
Acuity Brands, Inc.	59,468	13,903,618
Sensata Technologies Holding NV (a)	260,889	12,016,547

		25,920,165
Electronic Equipment, Instruments & Components — 1.7%
Amphenol Corp., Class A (a)	177,881	9,290,725

Common Stocks	Shares	Value
Electronic Equipment, Instruments & Components (continued)
CDW Corp.	331,967	$13,955,893

		23,246,618
Energy Equipment & Services — 1.0%
National Oilwell Varco, Inc.	240,100	8,040,949
U.S. Silica Holdings, Inc.	310,700	5,819,411

		13,860,360
Food & Staples Retailing — 1.0%
Sprouts Farmers Market, Inc. (a)	512,500	13,627,375
Food Products — 2.0%
Hain Celestial Group, Inc. (a)	158,795	6,413,730
Nomad Foods Ltd. (a)	482,300	5,691,140
Pinnacle Foods, Inc.	381,102	16,181,591

		28,286,461
Health Care Equipment & Supplies — 2.7%
Boston Scientific Corp. (a)	793,020	14,623,289
Cooper Cos., Inc.	62,282	8,358,244
Edwards Lifesciences Corp. (a)	86,866	6,860,677
St. Jude Medical, Inc.	120,595	7,449,153

		37,291,363
Health Care Providers & Services — 2.4%
Amedisys, Inc. (a)	102,900	4,046,028
Cigna Corp.	72,658	10,632,045
Humana, Inc.	51,382	9,172,201
Universal Health Services, Inc., Class B	86,826	10,374,839

		34,225,113
Hotels, Restaurants & Leisure — 2.4%
Aramark	333,551	10,757,020
Carnival Corp.	220,200	11,996,496
ClubCorp Holdings, Inc.	602,612	11,009,721

		33,763,237
Household Durables — 1.9%
Jarden Corp. (a)	314,418	17,959,556
Toll Brothers, Inc. (a)	238,827	7,952,939

		25,912,495
Industrial Conglomerates — 1.2%
Roper Technologies, Inc.	88,925	16,877,076
Insurance — 3.8%
Assured Guaranty Ltd.	732,783	19,367,455
Hartford Financial Services Group, Inc.	479,680	20,846,893
Reinsurance Group of America, Inc.	150,004	12,832,842

		53,047,190
Internet & Catalog Retail — 0.8%
Liberty Interactive Corp. QVC Group, Class A (a)	390,118	10,658,024
Internet Software & Services — 3.1%
comScore, Inc. (a)	212,202	8,732,112
Hortonworks, Inc. (a)	654,710	14,338,149
New Relic, Inc. (a)	379,563	13,827,480
Pandora Media, Inc. (a)	441,000	5,913,810

		42,811,551
IT Services — 4.3%
Alliance Data Systems Corp. (a)	56,725	15,688,433
Euronet Worldwide, Inc. (a)	257,542	18,653,767
Fidelity National Information Services, Inc.	167,885	10,173,831
First Data Corp. Class A	412,400	6,606,648

BLACKROCK FUNDS	DECEMBER 31, 2015	23

Schedule of Investments (continued)	BlackRock U.S. Opportunities Portfolio

Common Stocks	Shares	Value
IT Services (continued)
Sabre Corp.	313,900	$8,779,783

		59,902,462
Leisure Products — 0.3%
Performance Sports Group Ltd. (a)	462,673	4,455,541
Life Sciences Tools & Services — 0.1%
Charles River Laboratories International, Inc. (a)	14,568	1,171,122
Machinery — 3.2%
Snap-on, Inc.	151,243	25,927,588
Stanley Black & Decker, Inc.	174,255	18,598,236

		44,525,824
Media — 1.5%
E.W. Scripps Co., Class A	169,000	3,211,000
IMAX Corp. (a)	245,400	8,721,516
Nexstar Broadcasting Group, Inc., Class A	149,588	8,780,816

		20,713,332
Multi-Utilities — 1.6%
CMS Energy Corp.	234,487	8,460,291
Public Service Enterprise Group, Inc.	373,700	14,458,453

		22,918,744
Oil, Gas & Consumable Fuels — 4.0%
Concho Resources, Inc. (a)	199,662	18,540,613
Diamondback Energy, Inc. (a)	137,200	9,178,680
Energen Corp.	126,600	5,189,334
Gaslog Partners LP (a)	543,960	7,735,111
Pioneer Natural Resources Co.	116,000	14,544,080

		55,187,818
Pharmaceuticals — 2.6%
Jazz Pharmaceuticals PLC (a)	40,100	5,636,456
Mallinckrodt PLC (a)	95,959	7,161,420
Mylan NV (a)	130,461	7,054,026
Perrigo Co. PLC	48,300	6,989,010
Zoetis, Inc.	201,900	9,675,048

		36,515,960
Professional Services — 2.5%
Equifax, Inc.	224,540	25,007,020
TransUnion (a)	349,303	9,630,284

		34,637,304
Real Estate Investment Trusts (REITs) — 11.1%
Boston Properties, Inc.	123,200	15,712,928
Brixmor Property Group, Inc.	622,112	16,062,932
Care Capital Properties, Inc.	245,425	7,502,642
Federal Realty Investment Trust	60,600	8,853,660
Host Hotels & Resorts, Inc.	654,900	10,046,166
National Retail Properties, Inc.	206,200	8,258,310
Pebblebrook Hotel Trust	297,500	8,335,950
Physicians Realty Trust	722,900	12,188,094
RLJ Lodging Trust	499,198	10,797,653
STAG Industrial, Inc.	779,635	14,384,266
Ventas, Inc.	276,100	15,580,323
VEREIT, Inc.	1,768,293	14,004,881
Weyerhaeuser Co.	462,650	13,870,247

		155,598,052
Real Estate Management & Development — 1.3%
Kennedy-Wilson Holdings, Inc.	781,315	18,814,065
Road & Rail — 0.6%
Kansas City Southern	117,596	8,780,893
Semiconductors & Semiconductor Equipment — 3.8%
Avago Technologies Ltd.	123,941	17,990,036

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Cavium, Inc. (a)	114,800	$7,543,508
Lam Research Corp.	102,000	8,100,840
M/A-COM Technology Solutions Holdings, Inc. (a)	151,189	6,182,118
NXP Semiconductors NV (a)	150,351	12,667,072

		52,483,574
Software — 3.0%
Atlassian Corp. PLC, Class A (a)	119,400	3,591,552
Autodesk, Inc. (a)	199,616	12,162,603
Mobileye NV (a)	97,678	4,129,826
ServiceNow, Inc. (a)	134,736	11,662,748
Tableau Software, Inc., Class A (a)	105,265	9,918,068

		41,464,797
Specialty Retail — 1.3%
Best Buy Co., Inc.	254,794	7,758,477
Cabela’s, Inc. (a)	216,952	10,138,167

		17,896,644
Textiles, Apparel & Luxury Goods — 2.1%
PVH Corp.	140,999	10,384,576
Sequential Brands Group, Inc. (a)(c)	2,321,200	18,360,692

		28,745,268
Thrifts & Mortgage Finance — 1.0%
Essent Group Ltd. (a)	400,421	8,765,216
Strategic Growth Bancorp (Acquired 3/10/14, cost $7,599,729) (a)(d)	610,420	5,493,780

		14,258,996
Trading Companies & Distributors — 0.6%
United Rentals, Inc. (a)	116,178	8,427,552
Transportation Infrastructure — 0.7%
Macquarie Infrastructure Corp.	134,868	9,791,417
Wireless Telecommunication Services — 1.0%
SBA Communications Corp., Class A (a)	132,777	13,950,879
Total Common Stocks — 96.7%		1,348,056,471

Preferred Stocks
Biotechnology — 0.5%
Acerta Pharma BV, Series B (Acquired 5/6/15, cost $4,034,005, 0.00%) (a)(d)	350,783	7,170,005
Internet Software & Services — 1.5%
Uber Technologies, Inc., Series D (Acquired 6/06/14, cost $5,217,970, 0.00%) (a)(d)	336,360	16,405,017
Zuora, Inc. (Acquired 1/16/15, cost $3,742,312, 0.00%) (a)(d)	985,000	3,688,333

		20,093,350
Software — 1.1%
MongoDB, Series C (Acquired 12/19/13, cost $7,974,599, 0.00%) (a)(d)	317,888	5,896,822
MongoDB, Series D (Acquired 12/19/13, cost $2,480,798, 0.00%) (a)(d)	98,891	1,834,428
MongoDB, Series E (Acquired 12/19/13, cost $87,676, 0.00%) (a)(d)	3,495	64,832
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $4,300,011, 0.00%) (a)(d)	701,470	7,982,729

		15,778,811
Total Preferred Stocks — 3.1%		43,042,166
Total Long-Term Investments (Cost — $1,107,692,075) — 99.8%		1,391,098,637

24	BLACKROCK FUNDS	DECEMBER 31, 2015

Schedule of Investments (continued)	BlackRock U.S. Opportunities Portfolio

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.23% (e)(f)	7,244,614	$ 7,244,614

	Beneficial Interest (000)	Value
BlackRock Liquidity Series, LLC, Money Market Series, 0.39% (e)(f)(g)	$ 37	$ 36,889
Total Short-Term Securities (Cost — $7,281,503) — 0.5%		7,281,503
Total Investments (Cost — $1,114,973,578*) — 100.3%		1,398,380,140
Liabilities in Excess of Other Assets — (0.3)%		(3,792,238)

Net Assets — 100.0%		$1,394,587,902

Notes to Schedule of Investments

*	As of December 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,114,353,188

Gross unrealized appreciation	$332,911,120
Gross unrealized depreciation	(48,884,168)

Net unrealized appreciation	$284,026,952

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	During the period ended December 31, 2015, investments in issuers (whereby the Fund held 5% or more of the companies’ outstanding securities) that were considered to be an affiliate for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2015	Shares Purchased	Shares Sold	Shares Held at December 31, 2015	Value at December 31, 2015	Realized Gain
Sequential Brands Group, Inc.	2,321,200	—	—	2,321,200	$18,360,692	—

(d)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $48,535,947 and an original cost of $35,437,099, which was 3.5% of its net assets.

(e)	During the period ended December 31, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2015	Net Activity	Shares/ Beneficial Interest Held at December 31, 2015	Income		Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	53,002,659	(45,758,045)	7,244,614	$ 14,987		$1,137
BlackRock Liquidity Series, LLC, Money Market Series	$ 7,417,169	$ (7,380,280)	$ 36,889	$101,103	[1]	—

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(f)	Current yield as of period end.

(g)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

BLACKROCK FUNDS	DECEMBER 31, 2015	25

Schedule of Investments (continued)	BlackRock U.S. Opportunities Portfolio

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$ 14,863,577	—	—	$ 14,863,577
Airlines	27,052,721	—	—	27,052,721
Auto Components	54,266,733	—	—	54,266,733
Automobiles	6,338,664	—	—	6,338,664
Banks	55,992,555	—	—	55,992,555
Beverages	11,313,885	—	—	11,313,885
Biotechnology	31,876,610	—	—	31,876,610
Capital Markets	8,293,999	—	—	8,293,999
Chemicals	34,722,483	—	—	34,722,483
Consumer Finance	16,620,755	—	—	16,620,755
Containers & Packaging	21,006,987	—	—	21,006,987
Diversified Telecommunication Services	10,736,555	—	—	10,736,555
Electric Utilities	45,203,675	—	—	45,203,675
Electrical Equipment	25,920,165	—	—	25,920,165
Electronic Equipment, Instruments & Components	23,246,618	—	—	23,246,618
Energy Equipment & Services	13,860,360	—	—	13,860,360
Food & Staples Retailing	13,627,375	—	—	13,627,375
Food Products	28,286,461	—	—	28,286,461
Health Care Equipment & Supplies	37,291,363	—	—	37,291,363
Health Care Providers & Services	34,225,113	—	—	34,225,113
Hotels, Restaurants & Leisure	33,763,237	—	—	33,763,237
Household Durables	25,912,495	—	—	25,912,495
Industrial Conglomerates	16,877,076	—	—	16,877,076
Insurance	53,047,190	—	—	53,047,190
Internet & Catalog Retail	10,658,024	—	—	10,658,024
Internet Software & Services	42,811,551	—	—	42,811,551
IT Services	59,902,462	—	—	59,902,462
Leisure Products	4,455,541	—	—	4,455,541
Life Sciences Tools & Services	1,171,122	—	—	1,171,122
Machinery	44,525,824	—	—	44,525,824
Media	20,713,332	—	—	20,713,332
Multi-Utilities	22,918,744	—	—	22,918,744
Oil, Gas & Consumable Fuels	55,187,818	—	—	55,187,818
Pharmaceuticals	36,515,960	—	—	36,515,960
Professional Services	34,637,304	—	—	34,637,304
Real Estate Investment Trusts (REITs)	155,598,052	—	—	155,598,052
Real Estate Management & Development	18,814,065	—	—	18,814,065
Road & Rail	8,780,893	—	—	8,780,893
Semiconductors & Semiconductor Equipment	52,483,574	—	—	52,483,574
Software	41,464,797	—	—	41,464,797
Specialty Retail	17,896,644	—	—	17,896,644
Textiles, Apparel & Luxury Goods	28,745,268	—	—	28,745,268
Thrifts & Mortgage Finance	8,765,216	—	$ 5,493,780	14,258,996
Trading Companies & Distributors	8,427,552	—	—	8,427,552
Transportation Infrastructure	9,791,417	—	—	9,791,417
Wireless Telecommunication Services	13,950,879	—	—	13,950,879

26	BLACKROCK FUNDS	DECEMBER 31, 2015

Schedule of Investments (concluded)	BlackRock U.S. Opportunities Portfolio

	Level 1	Level 2	Level 3	Total
Preferred Stocks:
Biotechnology	—	—	$7,170,005	$7,170,005
Internet Software & Services	—	—	20,093,350	20,093,350
Software	—	—	15,778,811	15,778,811
Short-Term Securities	$7,244,614	$36,889	—	7,281,503

Total	$1,349,807,305	$36,889	$48,535,946	$1,398,380,140

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, collateral on securities loaned at value of $36,889 is categorized as Level 2 within the disclosure hierarchy.

During the period ended December 31, 2015, there were no transfers between levels.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Total
Assets:
Opening Balance, as of September 30, 2015	$5,811,198	$36,011,847	$41,823,045
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)[1]	(317,418)	7,030,319	6,712,901
Purchases	—	—	—
Sales	—	—	—

Closing Balance, as of December 31, 2015	$5,493,780	$43,042,166	$48,535,946

Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2015[1]	$(317,418)	$7,030,319	$6,712,901

[1]     Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2015, is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Assets:
Common Stocks	$5,493,780	Market Comparables	Tangible Book Value Multiple[1]	1.55x
Preferred Stocks	43,042,166	Market Comparables	Revenue Multiple[1]	22.92x - 32.79x	29.56X
			Revenue Growth Rate[1]	373.00%
			Revenue Growth Rate[1]	54.34% - 94.00%	74.40x
			Revenue Multiple[1]	6.50x
		Discounted Cash Flow	Discount Rate[2]	1.87%
		Probability-Weighted Expected Return Model	Discount Rate[2]	25.00%
			IPO Exit Probability[1]	70.00%
			Merger & Acquisition Probability[1]	25.00%
			Revenue Growth Rate[1]	72.60%
			Revenue Multiple[1]	3.40x - 4.75x
			Time to Exit[1]	1-2 years

Total	$48,535,946

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

[2]	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

BLACKROCK FUNDS	DECEMBER 31, 2015	27

Schedule of Investments December 31, 2015 (Unaudited)	(Percentages shown are based on Net Assets)

Asset-Backed Securities — 0.0%		Par (000)	Value
Knollwood CDO Ltd., Series 2004-1A, Class C, 3.48%, 1/10/39 (a)(b)	USD	142	$ 1

Common Stocks		Shares
Aerospace & Defense — 0.3%
Airbus Group SE		13,846	933,051
BAE Systems PLC		135	994
Cobham PLC		235	981
Safran SA		6,956	477,899
Thales SA		2,299	172,080
Ultra Electronics Holdings PLC		22	641
Zodiac Aerospace		4,650	110,719

			1,696,365
Air Freight & Logistics — 0.1%
Bollore SA		19,491	90,821
Deutsche Post AG, Registered Shares		23,172	647,842
TNT Express NV		10,626	89,884
Yamato Holdings Co. Ltd.		3,600	76,277

			904,824
Airlines — 0.1%
ANA Holdings, Inc.		8,000	23,081
Deutsche Lufthansa AG, Registered Shares (c)		4,949	77,952
International Consolidated Airlines Group SA (c)		17,740	159,008
Japan Airlines Co. Ltd.		5,100	182,544

			442,585
Auto Components — 0.6%
Aisin Seiki Co. Ltd.		3,400	146,331
Bridgestone Corp.		16,500	565,973
Cie Generale des Etablissements Michelin		4,286	407,955
Continental AG		2,488	601,875
Denso Corp.		14,400	688,111
NGK Spark Plug Co. Ltd.		900	23,696
NOK Corp.		3,600	84,099
Sumitomo Electric Industries Ltd.		45,900	648,146
Toyota Industries Corp.		6,200	331,535
Valeo SA		1,840	283,683
Yokohama Rubber Co. Ltd.		600	9,215

			3,790,619
Automobiles — 1.7%
Bayerische Motoren Werke AG		7,701	811,316
Bayerische Motoren Werke AG, Preference Shares		1,235	103,327

Common Stocks	Shares	Value
Automobiles (continued)
Daimler AG, Registered Shares	23,079	$1,928,353
Fiat Chrysler Automobiles NV (c)	20,790	288,730
Fuji Heavy Industries Ltd.	14,200	584,987
Honda Motor Co. Ltd.	39,600	1,265,677
Isuzu Motors Ltd.	2,900	31,241
Mazda Motor Corp.	3,600	74,285
Nissan Motor Co. Ltd.	57,700	604,162
Peugeot SA (c)	9,778	171,399
Porsche Automobil Holding SE, Preference Shares	3,374	181,581
Renault SA	4,398	440,222
Suzuki Motor Corp.	11,400	346,376
Toyota Motor Corp.	65,500	4,033,426
Volkswagen AG	784	120,475

		10,985,557
Banks — 2.5%
Banca Monte dei Paschi di Siena SpA (c)	63,226	83,700
Banco Bilbao Vizcaya Argentaria SA	150,780	1,101,723
Banco de Sabadell SA	108,250	191,852
Banco Popolare SC (c)	8,523	117,450
Banco Popular Espanol SA	36,994	121,892
Banco Santander SA	339,051	1,667,927
Bank of Kyoto Ltd.	32,000	296,757
Bankia SA	101,298	117,883
Bankinter SA	14,584	103,420
BNP Paribas SA	24,468	1,384,341
CaixaBank SA	55,308	192,507
Commerzbank AG (c)	25,116	259,163
Credit Agricole SA	23,831	280,829
Erste Group Bank AG (c)	4,915	153,791
Gunma Bank Ltd.	62,000	360,483
Hachijuni Bank Ltd.	69,000	422,279
ING Groep NV — CVA	88,123	1,192,314
Intesa Sanpaolo SpA	308,251	1,018,311
Iyo Bank Ltd.	30,700	298,272
Joyo Bank Ltd.	74,000	349,935
KBC Groep NV	5,480	342,645
M&T Bank Corp.	69	8,323
Mitsubishi UFJ Financial Group, Inc.	243,800	1,510,158
Mizuho Financial Group, Inc.	773,800	1,547,600
Natixis SA	22,105	125,051
Raiffeisen Bank International AG (c)	1,497	21,939
Resona Holdings, Inc.	58,500	284,090
Shizuoka Bank Ltd.	20,000	193,961
Société Générale SA	16,839	775,981

Portfolio Abbreviations
AUD	Australian Dollar	HUF	Hungarian Forint	PLN	Polish Zloty
BRL	Brazilian Real	ILS	Israeli Shekel	RON	Romanian New Leu
CAD	Canadian Dollar	INR	Indian Rupee	RUB	Russia Ruble
CDO	Collateralized Debt Obligation	JPY	Japanese Yen	S&P	Standard & Poor’s
CHF	Swiss Franc	KRW	Korean Won	SEK	Swedish Krona
CLP	Chilean Peso	MXN	Mexican Peso	SGD	Singapore Dollar
COP	Colombian Peso	MYR	Malaysian Ringgit	THB	Thai Baht
CZK	Czech Koruna	NOK	Norwegian Krone	TRY	Turkish Lira
DKK	Danish Krone	NZD	New Zealand Dollar	TWD	Taiwan New Dollar
EUR	Euro	PHP	Philippine Peso	USD	U.S. Dollar
GBP	British Pound	REIT	Real Estate Investment Trust	ZAR	South African Rand
IDR	Indonesian Rupiah

BLACKROCK MANAGED VOLATILITY PORTFOLIO	DECEMBER 31, 2015	1

Schedule of Investments (continued)

Common Stocks	Shares	Value
Banks (continued)
Sumitomo Mitsui Financial Group, Inc.	22,500	$849,174
UniCredit SpA	110,071	608,552
Unione di Banche Italiane SpA	20,810	139,042

		16,121,345
Beverages — 0.7%
Anheuser-Busch InBev NV	18,559	2,309,629
Asahi Group Holdings Ltd.	5,300	165,913
Heineken Holding NV	2,258	173,837
Heineken NV	5,253	447,647
Kirin Holdings Co. Ltd.	54,200	735,881
Pernod Ricard SA	4,781	545,249
Remy Cointreau SA	462	33,091
Suntory Beverage & Food Ltd.	4,400	192,615

		4,603,862
Biotechnology — 0.0%
Grifols SA	3,387	156,554
Building Products — 0.2%
Asahi Glass Co. Ltd.	81,000	464,037
Compagnie de Saint-Gobain	11,033	478,121
Daikin Industries Ltd.	2,300	167,490
Wienerberger AG	405	7,506

		1,117,154
Capital Markets — 0.3%
Daiwa Securities Group, Inc.	53,000	324,026
Deutsche Bank AG, Registered Shares	32,780	796,056
Mediobanca SpA	12,511	119,932
Nomura Holdings, Inc.	94,400	525,813
SBI Holdings, Inc.	21,300	229,846

		1,995,673
Chemicals — 1.1%
Air Liquide SA	8,243	925,419
Akzo Nobel NV	5,710	381,537
Arkema SA	1,511	105,768
Asahi Kasei Corp.	31,000	209,625
BASF SE	22,092	1,682,935
Evonik Industries AG	3,231	106,872
FUCHS PETROLUB SE, Preference Shares	1,573	74,067
K+S AG, Registered Shares	4,621	117,795
Koninklijke DSM NV	4,202	210,712
LANXESS AG	2,175	100,088
Linde AG	4,956	715,940
Mitsubishi Chemical Holdings Corp.	23,900	151,639
Nitto Denko Corp.	1,700	124,110
OCI NV (c)	1,905	47,038
Shin-Etsu Chemical Co. Ltd.	10,400	565,405
Solvay SA	1,498	159,881
Sumitomo Chemical Co. Ltd.	186,000	1,068,216
Symrise AG	2,766	183,106
Taiyo Nippon Sanso Corp.	4,100	37,079
Toray Industries, Inc.	33,000	306,653
Umicore SA	2,144	89,912

		7,363,797
Commercial Services & Supplies — 0.2%
Babcock International Group PLC	115	1,721
Berendsen PLC	110	1,744
Dai Nippon Printing Co. Ltd.	24,000	237,327
Edenred	5,065	95,744
G4S PLC	872	2,897
HomeServe PLC	430	2,635
Rentokil Initial PLC	1,564	3,670
Societe BIC SA	632	103,999

Common Stocks	Shares	Value
Commercial Services & Supplies (continued)
Toppan Printing Co. Ltd.	61,000	$562,003

		1,011,740
Communications Equipment — 0.0%
Alcatel-Lucent (c)	63,908	252,484
Construction & Engineering — 0.7%
ACS Actividades de Construccion y Servicios SA	4,642	135,814
Boskalis Westminster NV	1,994	81,340
Bouygues SA	4,426	175,495
Ferrovial SA	10,240	231,567
Kajima Corp.	78,000	464,213
Obayashi Corp.	129,000	1,190,309
Shimizu Corp.	128,000	1,043,742
Taisei Corp.	38,000	250,305
Vinci SA	10,897	698,444

		4,271,229
Construction Materials — 0.1%
HeidelbergCement AG	3,197	260,549
Imerys SA	796	55,602

		316,151
Containers & Packaging — 0.0%
Toyo Seikan Group Holdings Ltd.	4,400	81,616
Diversified Consumer Services — 0.0%
Benesse Holdings, Inc.	8,100	233,264
Diversified Financial Services — 0.2%
Deutsche Boerse AG	4,390	385,888
Eurazeo SA	872	60,141
EXOR SpA	2,171	98,535
Groupe Bruxelles Lambert SA	1,764	150,942
ORIX Corp.	30,100	422,257
Wendel SA	636	75,636

		1,193,399
Diversified Telecommunication Services — 0.7%
Deutsche Telekom AG, Registered Shares	74,731	1,342,224
Iliad SA	571	136,115
Koninklijke KPN NV	73,109	276,526
Nippon Telegraph & Telephone Corp.	22,200	883,518
Proximus SADP	3,517	114,447
Telecom Italia SpA (c)	268,162	339,847
Telecom Italia SpA, Non-Convertible Savings Shares	139,610	143,286
Telefonica Deutschland Holding AG	13,356	70,449
Telefonica SA	106,874	1,185,659

		4,492,071
Electric Utilities — 0.4%
Chubu Electric Power Co., Inc.	11,200	153,370
Electricite de France SA	5,480	80,707
Endesa SA	4,040	81,163
Enel SpA (c)	160,147	671,549
Iberdrola SA	104,895	743,602
Kansai Electric Power Co., Inc. (c)	21,500	257,781
Kyushu Electric Power Co, Inc. (c)	10,500	114,441
Terna Rete Elettrica Nazionale SpA (c)	32,020	164,676
Tohoku Electric Power Co., Inc.	22,700	283,780
Tokyo Electric Power Co., Inc. (c)	30,600	176,203

		2,727,272
Electrical Equipment — 0.3%
Alstom SA (c)	4,937	150,801
Fuji Electric Co. Ltd.	36,000	150,979
Legrand SA	6,004	339,620

2	BLACKROCK MANAGED VOLATILITY PORTFOLIO	DECEMBER 31, 2015

Schedule of Investments (continued)

Common Stocks	Shares	Value
Electrical Equipment (continued)
Mitsubishi Electric Corp.	35,000	$367,390
Nidec Corp.	1,900	137,780
OSRAM Licht AG	2,005	83,767
Prysmian SpA	4,340	94,826
Schneider Electric SE	13,244	752,315

		2,077,478
Electronic Equipment, Instruments & Components — 0.6%
Alps Electric Co. Ltd.	5,400	146,437
Halma PLC	444	5,654
Hitachi Ltd.	178,000	1,008,615
Hoya Corp.	8,700	355,765
Ingenico Group SA	1,220	153,990
Keyence Corp.	1,000	549,605
Kyocera Corp.	21,000	975,251
Murata Manufacturing Co. Ltd.	3,500	503,584
Shimadzu Corp.	4,000	66,960
TDK Corp.	3,200	204,941

		3,970,802
Energy Equipment & Services — 0.1%
Saipem SpA (c)	6,040	48,820
Technip SA	2,416	120,149
Tenaris SA	11,380	134,755

		303,724
Food & Staples Retailing — 0.4%
Aeon Co. Ltd.	44,300	682,557
Carrefour SA	12,906	372,464
Casino Guichard Perrachon SA	1,387	63,720
Colruyt SA	1,516	77,988
Delhaize Group	2,385	232,125
Distribuidora Internacional de Alimentacion SA	14,016	82,668
Jeronimo Martins SGPS SA	5,814	75,654
Koninklijke Ahold NV	20,635	435,266
METRO AG	4,382	139,600
Seven & i Holdings Co. Ltd.	15,900	727,974

		2,890,016
Food Products — 0.5%
Ajinomoto Co., Inc.	7,000	165,730
Danone SA	13,355	902,449
Kikkoman Corp.	3,000	103,942
MEIJI Holdings Co. Ltd.	1,600	132,159
Nissin Foods Holdings Co. Ltd.	5,300	281,238
Unilever NV	37,334	1,627,178
Yakult Honsha Co. Ltd.	1,300	63,628
Yamazaki Baking Co. Ltd.	5,000	112,429

		3,388,753
Gas Utilities — 0.1%
Gas Natural SDG SA	4,294	87,565
Osaka Gas Co. Ltd.	30,000	108,358
Snam SpA	44,827	233,951
Toho Gas Co. Ltd.	37,000	238,955
Tokyo Gas Co. Ltd.	49,000	230,241

		899,070
Health Care Equipment & Supplies — 0.2%
Essilor International SA	4,746	591,525
Olympus Corp.	17,500	688,952
Sysmex Corp.	400	25,658
Terumo Corp.	5,200	161,166

		1,467,301
Health Care Providers & Services — 0.2%
Fresenius Medical Care AG & Co. KGaA	4,867	408,998

Common Stocks	Shares	Value
Health Care Providers & Services (continued)
Fresenius SE & Co. KGaA	8,916	$635,110
Medipal Holdings Corp.	5,700	97,151
Suzuken Co. Ltd.	3,000	114,007

		1,255,266
Hotels, Restaurants & Leisure — 0.1%
Accor SA	4,505	195,112
Compass Group PLC	245	4,245
Merlin Entertainments PLC	615	4,124
Oriental Land Co. Ltd.	3,700	223,837
Sodexo SA	2,071	202,332

		629,650
Household Durables — 0.2%
De’ Longhi SpA	26	777
Iida Group Holdings Co. Ltd.	1,400	25,948
Panasonic Corp.	64,900	657,925
Sekisui Chemical Co. Ltd.	3,300	43,086
Sekisui House Ltd.	3,100	52,123
Sony Corp.	30,800	756,965

		1,536,824
Household Products — 0.0%
Henkel AG & Co. KGaA	2,334	223,254
Reckitt Benckiser Group PLC	20	1,851
Unicharm Corp.	1,200	24,506

		249,611
Independent Power and Renewable Electricity Producers — 0.0%
Electric Power Development Co. Ltd.	1,400	49,863
Enel Green Power SpA	38,891	79,049

		128,912
Industrial Conglomerates — 0.4%
Koninklijke Philips NV	21,666	553,012
Siemens AG, Registered Shares (c)	18,747	1,813,705

		2,366,717
Insurance — 1.1%
Aegon NV	42,816	242,146
Ageas	4,389	203,712
Allianz SE, Registered Shares	10,334	1,821,667
Assicurazioni Generali SpA	26,410	482,426
AXA SA	43,504	1,188,691
CNP Assurances	3,863	52,110
Dai-ichi Life Insurance Co. Ltd.	20,500	341,073
Delta Lloyd NV	6,568	38,718
Hannover Rueck SE	1,327	151,530
Lancashire Holdings Ltd.	50	461
Mapfre SA	23,816	59,616
MS&AD Insurance Group Holdings, Inc.	18,500	542,506
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	3,713	739,771
NN Group NV	5,221	184,213
SCOR SE	3,423	128,082
Sompo Japan Nipponkoa Holdings, Inc.	19,400	636,993
Tokio Marine Holdings, Inc.	12,100	467,358
UnipolSai SpA	24,262	61,725
UNIQA Insurance Group AG	6,425	52,357

		7,395,155
Internet & Catalog Retail — 0.0%
Rakuten, Inc.	19,600	225,748
Internet Software & Services — 0.1%
Mixi, Inc.	2,300	86,028
United Internet AG, Registered Shares	2,650	145,695

BLACKROCK MANAGED VOLATILITY PORTFOLIO	DECEMBER 31, 2015	3

Schedule of Investments (continued)

Common Stocks	Shares	Value
Internet Software & Services (continued)
Yahoo! Japan Corp.	52,700	$214,220

		445,943
IT Services — 0.2%
Amadeus IT Holding SA, A Shares	9,678	426,557
Atos SE (c)	1,837	154,222
Cap Gemini SA	3,413	316,679
Fujitsu Ltd.	60,000	299,467
NTT Data Corp.	1,900	91,858

		1,288,783
Leisure Products — 0.2%
Bandai Namco Holdings, Inc.	800	16,902
Sega Sammy Holdings, Inc.	16,900	158,072
Shimano, Inc.	1,100	168,914
Yamaha Corp.	27,600	666,661

		1,010,549
Life Sciences Tools & Services — 0.0%
QIAGEN NV (c)	4,966	134,600
Machinery — 0.3%
ANDRITZ AG	979	47,646
CNH Industrial NV (c)	21,614	148,034
FANUC Corp.	4,800	826,991
GEA Group AG	4,175	168,674
Kubota Corp.	8,000	123,589
MAN SE	748	75,168
Melrose Industries PLC	955	4,091
Mitsubishi Heavy Industries Ltd.	34,000	148,665
NGK Insulators Ltd.	11,000	247,942
SMC Corp.	500	129,867
Spirax-Sarco Engineering PLC	65	3,144
Sumitomo Heavy Industries Ltd.	10,000	44,829
Zardoya Otis SA	4,011	46,905

		2,015,545
Marine — 0.1%
Mitsui OSK Lines Ltd.	73,000	184,126
Nippon Yusen KK	311,000	753,768

		937,894
Media — 0.5%
Altice NV, Class A (c)	10,182	146,289
Altice NV, Class B (c)	2,955	43,071
Axel Springer SE	987	54,888
Dentsu, Inc.	4,900	268,090
Eutelsat Communications SA	3,663	109,672
Hakuhodo DY Holdings, Inc.	1,900	20,557
Informa PLC	506	4,573
JCDecaux SA	1,581	60,608
Kabel Deutschland Holding AG (c)	501	61,906
Lagardere SCA	2,617	78,095
Mediaset Espana Comunicacion SA	69	751
Metropole Television SA	58	997
Numericable-SFR SAS (c)	2,356	85,589
ProSiebenSat.1 Media SE	4,903	247,364
Publicis Groupe SA	4,130	274,627
RELX NV	23,435	394,701
RELX PLC	311	5,485
RTL Group SA	855	71,201
SES SA	7,091	196,491
Sky PLC	141	2,311
Telenet Group Holding NV (c)	1,195	64,583
Toho Co. Ltd.	1,800	49,810
UBM PLC	54	418
Vivendi SA	25,769	553,445

Common Stocks	Shares	Value
Media (continued)
Wolters Kluwer NV	6,835	$229,545
WPP PLC	234	5,382

		3,030,449
Metals & Mining — 0.2%
ArcelorMittal	26,463	111,653
Kobe Steel Ltd.	323,000	350,945
Mitsubishi Materials Corp.	34,000	107,088
Nippon Steel & Sumitomo Metal Corp.	17,100	338,278
Sumitomo Metal Mining Co. Ltd.	3,000	36,417
ThyssenKrupp AG	8,997	178,352
voestalpine AG	2,065	63,165

		1,185,898
Multiline Retail — 0.1%
Isetan Mitsukoshi Holdings Ltd.	16,500	215,177
J Front Retailing Co. Ltd.	9,800	142,469
Marui Group Co. Ltd.	10,000	162,726
Takashimaya Co. Ltd.	35,000	315,192

		835,564
Multi-Utilities — 0.2%
E.ON SE	46,195	443,567
Engie SA	32,655	578,428
National Grid PLC	118	1,627
RWE AG	10,292	129,756
Suez Environnement Co.	6,504	121,647
Veolia Environnement SA	10,203	242,075

		1,517,100
Oil, Gas & Consumable Fuels — 0.7%
BP PLC	181	941
Eni SpA	60,169	894,008
Galp Energia SGPS SA	7,412	86,489
Inpex Corp.	19,000	185,229
JX Holdings, Inc.	77,000	323,175
Koninklijke Vopak NV	1,663	71,617
Longview Energy Co. (Acquired 8/13/04, cost $48,000) (c)(d)	3,200	5,440
Matador Resources Co. (c)	939	18,564
OMV AG	3,615	102,613
Repsol SA	25,593	281,762
TOTAL SA	51,488	2,308,291

		4,278,129
Paper & Forest Products — 0.0%
Norbord, Inc.	6,130	120,516
Oji Holdings Corp.	18,000	72,342

		192,858
Personal Products — 0.3%
Beiersdorf AG	2,298	208,869
Kao Corp.	9,000	462,499
Kose Corp.	2,800	258,891
L’Oreal SA	5,810	977,275
Shiseido Co. Ltd.	12,700	263,508

		2,171,042
Pharmaceuticals — 1.5%
Astellas Pharma, Inc.	43,800	623,527
Bayer AG, Registered Shares	19,802	2,473,093
Chugai Pharmaceutical Co. Ltd.	4,100	142,912
Daiichi Sankyo Co. Ltd.	11,000	227,037
Eisai Co. Ltd.	5,300	350,599
Kyowa Hakko Kirin Co. Ltd.	6,000	94,408
Merck KGaA	3,015	291,916

4	BLACKROCK MANAGED VOLATILITY PORTFOLIO	DECEMBER 31, 2015

Schedule of Investments (continued)

Common Stocks	Shares	Value
Pharmaceuticals (continued)
Mitsubishi Tanabe Pharma Corp.	9,000	$155,058
Ono Pharmaceutical Co. Ltd.	3,400	606,260
Otsuka Holdings Co. Ltd.	6,500	230,938
Sanofi	27,629	2,354,605
Shionogi & Co. Ltd.	4,000	180,921
Sumitomo Dainippon Pharma Co. Ltd.	12,500	147,268
Taisho Pharmaceutical Holdings Co. Ltd.	4,100	289,565
Takeda Pharmaceutical Co. Ltd.	20,800	1,037,077
UCB SA	2,814	254,002

		9,459,186
Professional Services — 0.1%
Bureau Veritas SA	5,926	118,114
Experian PLC	179	3,164
Michael Page International PLC	263	1,879
Randstad Holding NV	2,870	178,720
Temp Holdings Co. Ltd.	6,400	99,204
WS Atkins PLC	136	3,250

		404,331
Real Estate Investment Trusts (REITs) — 0.3%
Equinix, Inc.	4	1,210
Fonciere Des Regions	638	57,064
Gecina SA	736	89,477
ICADE	726	48,729
Japan Real Estate Investment Corp.	40	194,109
Japan Retail Fund Investment Corp.	57	109,661
Klepierre	4,888	217,272
Nippon Building Fund, Inc.	48	229,370
Nippon Prologis REIT, Inc.	6	10,854
Unibail-Rodamco SE	2,243	569,571
United Urban Investment Corp.	53	71,950

		1,599,267
Real Estate Management & Development — 0.5%
Daito Trust Construction Co. Ltd.	600	69,306
Daiwa House Industry Co. Ltd.	8,100	232,845
Deutsche Wohnen AG	7,688	212,588
Mitsubishi Estate Co. Ltd.	40,000	831,733
Mitsui Fudosan Co. Ltd.	28,000	702,741
NTT Urban Development Corp.	12,500	120,104
Sumitomo Realty & Development Co. Ltd.	8,000	228,341
Tokyo Tatemono Co. Ltd.	24,800	269,918
Vonovia SE (c)	10,661	329,353

		2,996,929
Road & Rail — 0.3%
Central Japan Railway Co.	2,700	479,342
East Japan Railway Co.	5,900	555,579
Keikyu Corp.	36,000	297,477
Keio Corp.	11,000	94,993
Keisei Electric Railway Co. Ltd.	28,000	357,231
Nagoya Railroad Co. Ltd.	7,000	29,135
Nippon Express Co. Ltd.	51,000	239,660
Tokyu Corp.	10,000	79,024

		2,132,441
Semiconductors & Semiconductor Equipment — 0.3%
ASML Holding NV	8,016	712,237
Infineon Technologies AG	25,184	367,152
STMicroelectronics NV	14,635	97,978
Tokyo Electron Ltd.	6,900	418,035

		1,595,402
Software — 0.4%
COLOPL, Inc.	2,500	49,295

Common Stocks	Shares	Value
Software (continued)
Dassault Systemes	2,786	$222,689
Gemalto NV	1,849	110,944
GungHo Online Entertainment, Inc. (c)	12,000	32,600
Nexon Co. Ltd.	12,700	206,600
Nintendo Co. Ltd.	2,500	343,775
Sage Group PLC	587	5,216
SAP SE	22,271	1,767,284
Trend Micro, Inc. (c)	3,000	121,731

		2,860,134
Specialty Retail — 0.2%
Fast Retailing Co. Ltd.	1,800	629,661
Industria de Diseno Textil SA	24,618	845,734
Kingfisher PLC	340	1,647
Shimamura Co. Ltd.	500	58,555

		1,535,597
Technology Hardware, Storage & Peripherals — 0.3%
Canon, Inc.	19,900	601,976
FUJIFILM Holdings Corp.	7,200	300,474
Hewlett Packard Enterprise Co.	3,877	58,930
Hewlett-Packard Co. (c)	3,877	45,904
NEC Corp.	232,000	735,097

		1,742,381
Textiles, Apparel & Luxury Goods — 0.4%
adidas AG	4,673	453,559
Christian Dior SE	1,233	209,441
Hermes International	586	198,084
HUGO BOSS AG	1,525	125,827
Kering	1,690	288,949
Luxottica Group SpA	3,769	245,609
LVMH Moet Hennessy Louis Vuitton SE	6,459	1,014,522

		2,535,991
Tobacco — 0.2%
Imperial Tobacco Group PLC	57	3,011
Japan Tobacco, Inc.	28,200	1,035,328

		1,038,339
Trading Companies & Distributors — 0.4%
Brenntag AG	3,557	185,348
Bunzl PLC	54	1,498
ITOCHU Corp.	44,000	520,452
Mitsubishi Corp.	55,500	923,138
Mitsui & Co. Ltd.	36,900	438,447
Rexel SA	6,657	88,644
Sumitomo Corp.	47,800	487,337
Wolseley PLC	18	978

		2,645,842
Transportation Infrastructure — 0.2%
Abertis Infraestructuras SA	9,743	152,375
Aena SA (c)	1,488	170,391
Aeroports de Paris	644	74,942
Atlantia SpA	9,329	246,832
Fraport AG Frankfurt Airport Services Worldwide	893	56,949
Groupe Eurotunnel SA, Registered Shares	10,510	130,756
Mitsubishi Logistics Corp.	4,000	52,705
Societa Iniziative Autostradali e Servizi SpA	34,748	369,247

		1,254,197
Wireless Telecommunication Services — 0.5%
KDDI Corp.	37,000	960,897
NTT DOCOMO, Inc.	30,800	631,757
Orange SA	46,305	774,489

BLACKROCK MANAGED VOLATILITY PORTFOLIO	DECEMBER 31, 2015	5

Schedule of Investments (continued)

Common Stocks		Shares	Value
Wireless Telecommunication Services (continued)
SoftBank Group Corp.		19,900	$1,004,361
Vodafone Group PLC		686	2,225

			3,373,729
Total Common Stocks — 22.6%			146,760,708

Foreign Government Obligations		Par (000)
Australia — 15.6%
Commonwealth of Australia, 2.75%, 4/21/24	AUD	139,410	101,500,423
United Kingdom — 6.1%
United Kingdom Gilt, 2.00%, 9/07/25	GBP	26,594	39,413,318
Total Foreign Government Obligations — 21.7%			140,913,741

Other Interests (e)		Beneficial Interest (000)
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust VII (c)(f)		110	11
Lehman Brothers Holdings, Inc. (c)(f)		190	19
Total Other Interests — 0.0%			30

Preferred Securities
Preferred Stocks	Shares	Value
Automobiles — 0.1%
Volkswagen AG, Preference Shares, 0.00%	4	$522,079
Household Products — 0.1%
Henkel AG & Co. KGaA, Preference Shares, 0.00%	4	450,986
Total Preferred Stocks — 0.2%		973,065

Rights — 0.0%
Unione di Banche Italiane SCpA (Expires 12/01/16, Strike Price EUR 2.50)	11,120	—
Total Long-Term Investments (Cost — $291,080,484) — 44.5%		288,647,545

Short-Term Securities
Money Market Fund — 53.0%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.23% (g)(h)	343,248,392	343,248,392
Total Investments (Cost — $634,328,876*) — 97.5%		631,895,937
Other Assets Less Liabilities — 2.5%		16,193,124

Net Assets — 100.0%		$648,089,061

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$635,280,434

Gross unrealized appreciation	$5,348,442
Gross unrealized depreciation	(8,732,939)

Net unrealized depreciation	$(3,384,497)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	Non-income producing security.

(d)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $5,440 and an original cost of $48,000 which was 0.0% of its net assets.

(e)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(f)	Issuer filed for bankruptcy and/or is in default of interest payments.

(g)	During the period ended December 31, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2015	Net Activity	Shares Held at December 31, 2015	Income		Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	420,264,224	(77,015,832)	343,248,392	$110,919		$8,451
BlackRock Liquidity Series, LLC, Money Market Series	$ 795,967	(795,967)	—	$7,168	[1]	—

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(h)	Current yield as of period end.

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

6	BLACKROCK MANAGED VOLATILITY PORTFOLIO	DECEMBER 31, 2015

Schedule of Investments (continued)

Derivative Financial Instruments Outstanding as of Period End

      Financial Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(1,407)	AUD Currency Futures	March 2016	USD	102,232,620	$(1,060,344)
46	Australian Government Bonds (10 Year)	March 2016	USD	32,299,139	(1,509)
(6)	CAD Currency Futures	March 2016	USD	433,980	(4,336)
(127)	Canadian Government Bonds (10 Year)	March 2016	USD	12,940,471	(110,221)
629	E-Mini S&P 500 Index	March 2016	USD	64,013,330	(1,143,247)
(581)	Euro Currency Futures	March 2016	USD	79,059,575	210,212
(351)	Euro STOXX 50 Index	March 2016	USD	12,519,230	84,561
49	Euro-Bund	March 2016	USD	8,409,403	(58,090)
(442)	GBP Currency Futures	March 2016	USD	40,702,675	932,049
(672)	JPY Currency Futures	March 2016	USD	69,993,000	(1,527,674)
83	Long Gilt British	March 2016	USD	14,287,901	(9,498)
(207)	Nikkei 225 Yen Index	March 2016	USD	32,739,049	96,610
(347)	U.S. Treasury Notes (10 Year)	March 2016	USD	43,689,469	88,794
Total					$(2,502,693)

      Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	820,000	USD	215,026	JPMorgan Chase Bank N.A.	1/05/16	$ (8,138)
USD	58,614	BRL	230,000	BNP Paribas S.A.	1/05/16	585
USD	48,754	BRL	190,000	HSBC Bank PLC	1/05/16	817
USD	89,309	BRL	340,000	JPMorgan Chase Bank N.A.	1/05/16	3,527
USD	15,810	BRL	60,000	Morgan Stanley & Co. International PLC	1/05/16	672
AUD	789	USD	568	Citibank N.A.	1/06/16	7
AUD	3,919,211	USD	2,822,611	Citibank N.A.	1/06/16	32,443
CAD	110,113	USD	80,382	Goldman Sachs International	1/06/16	(802)
CAD	7,093,323	USD	5,178,081	Goldman Sachs International	1/06/16	(51,669)
CHF	49,594	USD	50,447	Goldman Sachs International	1/06/16	(919)
CHF	380,406	USD	386,950	Goldman Sachs International	1/06/16	(7,052)
DKK	4,400,000	USD	648,682	Goldman Sachs International	1/06/16	(7,840)
EUR	2,890,000	USD	3,179,723	Citibank N.A.	1/06/16	(38,526)
EUR	54,000,000	USD	59,413,503	Citibank N.A.	1/06/16	(719,854)
GBP	12,605,000	USD	19,182,415	Citibank N.A.	1/06/16	(599,742)
ILS	397,381	USD	103,318	Goldman Sachs International	1/06/16	(1,180)
ILS	1,602,619	USD	416,678	Goldman Sachs International	1/06/16	(4,760)
JPY	4,152,600,000	USD	34,332,372	Goldman Sachs International	1/06/16	220,945
MXN	113,576	USD	6,545	Bank of America N.A.	1/06/16	42
MXN	12,786,424	USD	736,851	Bank of America N.A.	1/06/16	4,726
NOK	5,350,000	USD	614,617	Bank of America N.A.	1/06/16	(10,247)
NZD	350,000	USD	234,803	Citibank N.A.	1/06/16	4,478
SGD	520,000	USD	368,509	Bank of America N.A.	1/06/16	(1,849)
THB	19,200,000	USD	535,565	Barclays Bank PLC	1/06/16	(2,097)
TRY	600,000	USD	200,911	Bank of America N.A.	1/06/16	4,455
USD	2,835,191	AUD	3,920,000	Westpac Banking Corp.	1/06/16	(20,438)
USD	5,409,163	CAD	7,203,436	State Street Bank and Trust Co.	1/06/16	203,172
USD	419,434	CHF	430,000	State Street Bank and Trust Co.	1/06/16	(9,991)

BLACKROCK MANAGED VOLATILITY PORTFOLIO	DECEMBER 31, 2015	7

Schedule of Investments (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	623,879	DKK	4,400,000	State Street Bank and Trust Co.	1/06/16	$ (16,964)
USD	14,961,362	EUR	14,150,000	Barclays Bank PLC	1/06/16	(418,548)
USD	14,961,815	EUR	14,150,000	Citibank N.A.	1/06/16	(418,095)
USD	317,215	EUR	300,000	Standard Chartered Bank	1/06/16	(8,861)
USD	14,961,503	EUR	14,150,000	State Street Bank and Trust Co.	1/06/16	(418,407)
USD	14,950,577	EUR	14,140,000	UBS AG	1/06/16	(418,464)
USD	4,742,672	GBP	3,150,000	Barclays Bank PLC	1/06/16	98,846
USD	4,742,561	GBP	3,150,000	Citibank N.A.	1/06/16	98,736
USD	4,742,451	GBP	3,150,000	State Street Bank and Trust Co.	1/06/16	98,626
USD	4,750,070	GBP	3,155,000	UBS AG	1/06/16	98,874
USD	517,130	ILS	2,000,000	Deutsche Bank AG	1/06/16	3,074
USD	8,432,065	JPY	1,038,150,000	Barclays Bank PLC	1/06/16	(206,264)
USD	8,432,394	JPY	1,038,150,000	Citibank N.A.	1/06/16	(205,935)
USD	8,431,881	JPY	1,038,150,000	State Street Bank and Trust Co.	1/06/16	(206,449)
USD	8,432,086	JPY	1,038,150,000	UBS AG	1/06/16	(206,243)
USD	775,101	MXN	12,900,000	State Street Bank and Trust Co.	1/06/16	26,937
USD	615,948	NOK	5,350,000	State Street Bank and Trust Co.	1/06/16	11,579
USD	230,080	NZD	350,000	Westpac Banking Corp.	1/06/16	(9,202)
USD	368,617	SGD	520,000	HSBC Bank PLC	1/06/16	1,957
USD	535,401	THB	19,200,000	HSBC Bank PLC	1/06/16	1,932
USD	204,305	TRY	600,000	Deutsche Bank AG	1/06/16	(1,061)
USD	206,702	ZAR	3,000,000	HSBC Bank PLC	1/06/16	12,934
ZAR	3,000,000	USD	189,078	Bank of America N.A.	1/06/16	4,690
CZK	4,700,000	USD	191,634	Goldman Sachs International	1/07/16	(2,579)
SEK	8,200,000	USD	966,499	Bank of America N.A.	1/07/16	5,107
USD	183,851	CZK	4,700,000	State Street Bank and Trust Co.	1/07/16	(5,204)
USD	941,587	SEK	8,200,000	State Street Bank and Trust Co.	1/07/16	(30,019)
AUD	15,000	USD	10,937	HSBC Bank PLC	3/10/16	(45)
AUD	30,000	USD	21,875	HSBC Bank PLC	3/10/16	(91)
AUD	35,000	USD	25,520	HSBC Bank PLC	3/10/16	(106)
AUD	360,000	USD	261,294	Standard Chartered Bank	3/10/16	113
AUD	820,000	USD	595,170	Standard Chartered Bank	3/10/16	258
AUD	15,000	USD	10,940	Westpac Banking Corp.	3/10/16	(48)
AUD	30,000	USD	21,860	Westpac Banking Corp.	3/10/16	(76)
AUD	30,000	USD	21,880	Westpac Banking Corp.	3/10/16	(96)
AUD	35,000	USD	25,527	Westpac Banking Corp.	3/10/16	(112)
AUD	60,000	USD	43,720	Westpac Banking Corp.	3/10/16	(152)
CAD	270,000	USD	201,651	Citibank N.A.	3/10/16	(6,485)
CAD	120,000	USD	89,588	Standard Chartered Bank	3/10/16	(2,847)
CAD	552,000	USD	412,104	Standard Chartered Bank	3/10/16	(13,098)
CAD	630,000	USD	470,336	Standard Chartered Bank	3/10/16	(14,949)
CAD	970,000	USD	724,169	Standard Chartered Bank	3/10/16	(23,016)
CAD	413,000	USD	308,290	UBS AG	3/10/16	(9,758)
CAD	415,000	USD	309,921	Westpac Banking Corp.	3/10/16	(9,944)
CLP	131,000,000	USD	184,196	BNP Paribas S.A.	3/10/16	(811)
CLP	394,000,000	USD	553,993	BNP Paribas S.A.	3/10/16	(2,438)
CLP	185,000,000	USD	261,078	JPMorgan Chase Bank N.A.	3/10/16	(2,099)
CLP	15,000,000	USD	21,115	Standard Chartered Bank	3/10/16	(117)
CLP	60,000,000	USD	84,459	Standard Chartered Bank	3/10/16	(466)

8	BLACKROCK MANAGED VOLATILITY PORTFOLIO	DECEMBER 31, 2015

Schedule of Investments (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
COP	190,000,000	USD	59,994	Citibank N.A.	3/10/16	$ (613)
COP	270,000,000	USD	85,174	JPMorgan Chase Bank N.A.	3/10/16	(790)
COP	400,000,000	USD	126,183	JPMorgan Chase Bank N.A.	3/10/16	(1,171)
COP	670,000,000	USD	211,356	JPMorgan Chase Bank N.A.	3/10/16	(1,961)
EUR	830,294	HUF	260,000,000	Standard Chartered Bank	3/10/16	9,052
EUR	899,777	PLN	3,860,000	Morgan Stanley & Co. International PLC	3/10/16	(3,054)
EUR	590,000	USD	626,329	Barclays Bank PLC	3/10/16	16,014
EUR	1,525,000	USD	1,618,902	Barclays Bank PLC	3/10/16	41,392
EUR	880,000	USD	937,839	Morgan Stanley & Co. International PLC	3/10/16	20,233
EUR	90,000	USD	97,904	Standard Chartered Bank	3/10/16	81
EUR	345,000	USD	375,299	Standard Chartered Bank	3/10/16	309
EUR	585,595	USD	621,955	UBS AG	3/10/16	15,593
EUR	1,525,000	USD	1,619,687	UBS AG	3/10/16	40,607
GBP	500,000	USD	760,842	Citibank N.A.	3/10/16	(23,655)
GBP	80,000	USD	120,149	HSBC Bank PLC	3/10/16	(2,199)
GBP	100,000	USD	150,009	HSBC Bank PLC	3/10/16	(2,572)
GBP	110,000	USD	164,311	Morgan Stanley & Co. International PLC	3/10/16	(2,130)
GBP	30,000	USD	45,116	Standard Chartered Bank	3/10/16	(885)
GBP	720,000	USD	1,082,781	Standard Chartered Bank	3/10/16	(21,231)
HUF	21,000,000	EUR	67,289	Credit Suisse International	3/10/16	(978)
HUF	239,000,000	EUR	766,669	Morgan Stanley & Co. International PLC	3/10/16	(12,065)
HUF	5,985,076	USD	20,351	Credit Suisse International	3/10/16	249
HUF	17,955,228	USD	61,054	Credit Suisse International	3/10/16	747
HUF	19,665,249	USD	66,868	Credit Suisse International	3/10/16	818
HUF	1,014,924	USD	3,451	Deutsche Bank AG	3/10/16	43
HUF	3,044,772	USD	10,352	Deutsche Bank AG	3/10/16	128
HUF	3,334,751	USD	11,338	Deutsche Bank AG	3/10/16	140
HUF	3,000,000	USD	10,209	JPMorgan Chase Bank N.A.	3/10/16	117
HUF	38,000,000	USD	129,315	JPMorgan Chase Bank N.A.	3/10/16	1,478
HUF	70,900,000	USD	241,275	JPMorgan Chase Bank N.A.	3/10/16	2,758
IDR	160,000,000	USD	11,358	HSBC Bank PLC	3/10/16	46
IDR	320,000,000	USD	22,695	HSBC Bank PLC	3/10/16	113
IDR	4,120,000,000	USD	292,199	HSBC Bank PLC	3/10/16	1,458
IDR	470,000,000	USD	33,286	UBS AG	3/10/16	214
ILS	902,353	USD	233,151	Citibank N.A.	3/10/16	(905)
ILS	2,566,749	USD	663,200	Citibank N.A.	3/10/16	(2,573)
ILS	50,000	USD	13,005	Standard Chartered Bank	3/10/16	(136)
INR	997,448	USD	14,751	Barclays Bank PLC	3/10/16	151
INR	6,075,363	USD	89,846	Barclays Bank PLC	3/10/16	921
INR	5,400,000	USD	79,870	HSBC Bank PLC	3/10/16	807
INR	34,700,000	USD	513,238	HSBC Bank PLC	3/10/16	5,185
INR	37,900,000	USD	560,568	HSBC Bank PLC	3/10/16	5,664
INR	64,500,000	USD	950,907	HSBC Bank PLC	3/10/16	12,733
INR	1,202,552	USD	17,783	UBS AG	3/10/16	183
INR	7,324,637	USD	108,318	UBS AG	3/10/16	1,114
JPY	13,000,000	USD	105,773	Goldman Sachs International	3/10/16	2,566
JPY	19,000,000	USD	154,449	UBS AG	3/10/16	3,893
KRW	70,000,000	USD	59,957	Citibank N.A.	3/10/16	(353)
KRW	25,000,000	USD	21,389	HSBC Bank PLC	3/10/16	(102)

BLACKROCK MANAGED VOLATILITY PORTFOLIO	DECEMBER 31, 2015	9

Schedule of Investments (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KRW	60,000,000	USD	51,335	HSBC Bank PLC	3/10/16	$ (246)
KRW	150,600,000	USD	128,850	HSBC Bank PLC	3/10/16	(616)
KRW	650,000,000	USD	556,126	HSBC Bank PLC	3/10/16	(2,660)
KRW	30,000,000	USD	25,738	Morgan Stanley & Co. International PLC	3/10/16	(193)
KRW	80,000,000	USD	68,634	Morgan Stanley & Co. International PLC	3/10/16	(515)
MXN	1,300,000	USD	78,177	Credit Suisse International	3/10/16	(3,132)
MXN	4,000,000	USD	240,500	Deutsche Bank AG	3/10/16	(9,590)
MXN	6,300,000	USD	378,788	Deutsche Bank AG	3/10/16	(15,105)
MXN	900,000	USD	53,586	Standard Chartered Bank	3/10/16	(1,632)
MXN	7,200,000	USD	428,691	Standard Chartered Bank	3/10/16	(13,053)
MYR	2,200,000	USD	521,204	Barclays Bank PLC	3/10/16	(11,386)
MYR	1,170,000	USD	275,943	HSBC Bank PLC	3/10/16	(4,813)
MYR	2,600,000	USD	613,208	HSBC Bank PLC	3/10/16	(10,696)
MYR	150,000	USD	35,411	UBS AG	3/10/16	(650)
MYR	300,000	USD	70,872	Westpac Banking Corp.	3/10/16	(1,351)
MYR	1,900,000	USD	448,854	Westpac Banking Corp.	3/10/16	(8,557)
NOK	300,000	USD	34,713	Citibank N.A.	3/10/16	(844)
NOK	300,000	USD	34,718	Citibank N.A.	3/10/16	(849)
NOK	350,000	USD	40,498	Citibank N.A.	3/10/16	(985)
NOK	350,000	USD	40,504	Citibank N.A.	3/10/16	(991)
NOK	550,000	USD	63,640	Citibank N.A.	3/10/16	(1,548)
NOK	550,000	USD	63,649	Citibank N.A.	3/10/16	(1,557)
NOK	3,600,000	USD	416,517	JPMorgan Chase Bank N.A.	3/10/16	(10,093)
NOK	200,000	USD	23,446	Standard Chartered Bank	3/10/16	(867)
NOK	800,000	USD	93,784	Standard Chartered Bank	3/10/16	(3,467)
NOK	5,400,000	USD	633,041	Standard Chartered Bank	3/10/16	(23,405)
NZD	20,000	USD	13,147	Standard Chartered Bank	3/10/16	473
NZD	160,000	USD	105,176	Standard Chartered Bank	3/10/16	3,782
NZD	350,000	USD	231,473	UBS AG	3/10/16	6,872
NZD	710,000	USD	469,559	UBS AG	3/10/16	13,941
PHP	9,800,000	USD	206,196	Deutsche Bank AG	3/10/16	1,233
PHP	2,400,000	USD	50,548	HSBC Bank PLC	3/10/16	251
PHP	2,700,000	USD	56,866	HSBC Bank PLC	3/10/16	283
PLN	350,000	EUR	81,526	Barclays Bank PLC	3/10/16	342
PLN	3,510,000	EUR	810,102	Standard Chartered Bank	3/10/16	11,585
PLN	150,000	USD	37,660	Standard Chartered Bank	3/10/16	526
PLN	850,000	USD	213,409	Standard Chartered Bank	3/10/16	2,979
PLN	1,550,000	USD	389,158	Standard Chartered Bank	3/10/16	5,433
RON	450,000	USD	106,986	Barclays Bank PLC	3/10/16	1,245
RUB	800,000	USD	11,591	JPMorgan Chase Bank N.A.	3/10/16	(836)
RUB	11,600,000	USD	165,809	JPMorgan Chase Bank N.A.	3/10/16	(9,867)
SEK	1,500,000	USD	173,125	Goldman Sachs International	3/10/16	4,935
SEK	2,000,000	USD	235,388	Standard Chartered Bank	3/10/16	2,025
SEK	2,300,001	USD	270,696	Standard Chartered Bank	3/10/16	2,329
SEK	4,500,000	USD	529,623	Standard Chartered Bank	3/10/16	4,556
SGD	6,194	USD	4,379	Deutsche Bank AG	3/10/16	(21)
SGD	11,149	USD	7,882	Deutsche Bank AG	3/10/16	(38)
SGD	24,775	USD	17,517	Deutsche Bank AG	3/10/16	(84)
SGD	730,000	USD	519,064	Standard Chartered Bank	3/10/16	(5,418)

10	BLACKROCK MANAGED VOLATILITY PORTFOLIO	DECEMBER 31, 2015

Schedule of Investments (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SGD	43,806	USD	30,975	UBS AG	3/10/16	$ (152)
SGD	78,851	USD	55,754	UBS AG	3/10/16	(273)
SGD	120,000	USD	84,779	UBS AG	3/10/16	(344)
SGD	175,225	USD	123,899	UBS AG	3/10/16	(606)
SGD	190,000	USD	134,234	UBS AG	3/10/16	(545)
THB	1,600,000	USD	44,506	Deutsche Bank AG	3/10/16	(121)
THB	2,000,000	USD	55,528	Standard Chartered Bank	3/10/16	(47)
THB	3,100,000	USD	86,069	Standard Chartered Bank	3/10/16	(73)
TRY	30,000	USD	10,087	Standard Chartered Bank	3/10/16	(4)
TWD	3,700,000	USD	112,977	Goldman Sachs International	3/10/16	(244)
TWD	600,000	USD	18,282	HSBC Bank PLC	3/10/16	(1)
TWD	6,450,000	USD	196,527	HSBC Bank PLC	3/10/16	(6)
TWD	33,520,000	USD	1,021,328	HSBC Bank PLC	3/10/16	(31)
USD	21,775	AUD	30,000	Standard Chartered Bank	3/10/16	(9)
USD	65,324	AUD	90,000	Standard Chartered Bank	3/10/16	(28)
USD	313,324	AUD	430,000	Westpac Banking Corp.	3/10/16	1,088
USD	641,222	AUD	880,000	Westpac Banking Corp.	3/10/16	2,226
USD	22,406	CAD	30,000	Citibank N.A.	3/10/16	721
USD	618,156	CAD	828,000	Standard Chartered Bank	3/10/16	19,647
USD	33,591	CAD	45,000	UBS AG	3/10/16	1,063
USD	206,770	CAD	277,000	UBS AG	3/10/16	6,544
USD	235,136	CAD	315,000	UBS AG	3/10/16	7,442
USD	462,807	CAD	620,000	UBS AG	3/10/16	14,648
USD	33,606	CAD	45,000	Westpac Banking Corp.	3/10/16	1,078
USD	205,369	CAD	275,000	Westpac Banking Corp.	3/10/16	6,589
USD	235,241	CAD	315,000	Westpac Banking Corp.	3/10/16	7,548
USD	463,015	CAD	620,000	Westpac Banking Corp.	3/10/16	14,856
USD	260,124	CLP	185,000,000	BNP Paribas S.A.	3/10/16	1,145
USD	206,040	CLP	146,000,000	JPMorgan Chase Bank N.A.	3/10/16	1,657
USD	640,700	CLP	454,000,000	JPMorgan Chase Bank N.A.	3/10/16	5,151
USD	15,788	COP	50,000,000	Citibank N.A.	3/10/16	161
USD	84,653	COP	270,000,000	JPMorgan Chase Bank N.A.	3/10/16	269
USD	109,735	COP	350,000,000	JPMorgan Chase Bank N.A.	3/10/16	349
USD	269,635	COP	860,000,000	JPMorgan Chase Bank N.A.	3/10/16	858
USD	47,771	EUR	45,000	Barclays Bank PLC	3/10/16	(1,221)
USD	652,869	EUR	615,000	Barclays Bank PLC	3/10/16	(16,693)
USD	3,365,991	EUR	3,054,485	Citibank N.A.	3/10/16	40,520
USD	4,943,432	EUR	4,510,017	Citibank N.A.	3/10/16	33,298
USD	1,278,838	EUR	1,175,595	Standard Chartered Bank	3/10/16	(1,053)
USD	47,794	EUR	45,000	UBS AG	3/10/16	(1,198)
USD	647,875	EUR	610,000	UBS AG	3/10/16	(16,243)
USD	60,075	GBP	40,000	HSBC Bank PLC	3/10/16	1,100
USD	150,009	GBP	100,000	HSBC Bank PLC	3/10/16	2,572
USD	750,045	GBP	500,000	HSBC Bank PLC	3/10/16	12,858
USD	1,200,072	GBP	800,000	HSBC Bank PLC	3/10/16	20,572
USD	150,386	GBP	100,000	Standard Chartered Bank	3/10/16	2,949
USD	34,739	HUF	10,000,000	Standard Chartered Bank	3/10/16	320
USD	211,911	HUF	61,000,000	Standard Chartered Bank	3/10/16	1,953
USD	319,256	HUF	91,900,000	Standard Chartered Bank	3/10/16	2,942

BLACKROCK MANAGED VOLATILITY PORTFOLIO	DECEMBER 31, 2015	11

Schedule of Investments (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	33,333	IDR	470,000,000	HSBC Bank PLC	3/10/16	$ (166)
USD	56,080	IDR	790,000,000	HSBC Bank PLC	3/10/16	(228)
USD	33,994	IDR	480,000,000	UBS AG	3/10/16	(218)
USD	235,836	IDR	3,330,000,000	UBS AG	3/10/16	(1,513)
USD	12,919	ILS	50,000	Citibank N.A.	3/10/16	50
USD	77,494	ILS	300,000	Credit Suisse International	3/10/16	280
USD	156,677	ILS	602,353	Standard Chartered Bank	3/10/16	1,644
USD	667,633	ILS	2,566,749	Standard Chartered Bank	3/10/16	7,007
USD	16,092	INR	1,088,125	Barclays Bank PLC	3/10/16	(165)
USD	44,228	INR	3,000,000	HSBC Bank PLC	3/10/16	(592)
USD	558,750	INR	37,900,000	HSBC Bank PLC	3/10/16	(7,482)
USD	709,126	INR	48,100,000	HSBC Bank PLC	3/10/16	(9,495)
USD	986,540	INR	66,700,000	HSBC Bank PLC	3/10/16	(9,967)
USD	19,400	INR	1,311,875	UBS AG	3/10/16	(199)
USD	260,352	JPY	32,000,000	Standard Chartered Bank	3/10/16	(6,329)
USD	51,416	KRW	60,000,000	JPMorgan Chase Bank N.A.	3/10/16	327
USD	89,978	KRW	105,000,000	JPMorgan Chase Bank N.A.	3/10/16	572
USD	154,762	KRW	180,600,000	JPMorgan Chase Bank N.A.	3/10/16	984
USD	616,993	KRW	720,000,000	JPMorgan Chase Bank N.A.	3/10/16	3,923
USD	36,082	MXN	600,000	Credit Suisse International	3/10/16	1,445
USD	144,327	MXN	2,400,000	Credit Suisse International	3/10/16	5,781
USD	132,275	MXN	2,200,000	Deutsche Bank AG	3/10/16	5,275
USD	396,825	MXN	6,600,000	Deutsche Bank AG	3/10/16	15,824
USD	95,265	MXN	1,600,000	Standard Chartered Bank	3/10/16	2,901
USD	375,105	MXN	6,300,000	Standard Chartered Bank	3/10/16	11,422
USD	23,585	MYR	100,000	HSBC Bank PLC	3/10/16	411
USD	117,980	MYR	500,000	HSBC Bank PLC	3/10/16	2,113
USD	330,189	MYR	1,400,000	HSBC Bank PLC	3/10/16	5,759
USD	47,214	MYR	200,000	UBS AG	3/10/16	867
USD	311,836	MYR	1,320,000	Westpac Banking Corp.	3/10/16	5,945
USD	519,726	MYR	2,200,000	Westpac Banking Corp.	3/10/16	9,908
USD	614,222	MYR	2,600,000	Westpac Banking Corp.	3/10/16	11,710
USD	150,409	NOK	1,300,000	JPMorgan Chase Bank N.A.	3/10/16	3,645
USD	161,979	NOK	1,400,000	JPMorgan Chase Bank N.A.	3/10/16	3,925
USD	624,776	NOK	5,400,000	JPMorgan Chase Bank N.A.	3/10/16	15,140
USD	504,088	NOK	4,300,000	Standard Chartered Bank	3/10/16	18,637
USD	46,304	NZD	70,000	Credit Suisse International	3/10/16	(1,365)
USD	230,072	NZD	350,000	Standard Chartered Bank	3/10/16	(8,273)
USD	308,954	NZD	470,000	Standard Chartered Bank	3/10/16	(11,109)
USD	13,227	NZD	20,000	UBS AG	3/10/16	(393)
USD	52,908	NZD	80,000	UBS AG	3/10/16	(1,571)
USD	52,869	NZD	80,000	Westpac Banking Corp.	3/10/16	(1,610)
USD	112,347	NZD	170,000	Westpac Banking Corp.	3/10/16	(3,420)
USD	50,497	PHP	2,400,000	Deutsche Bank AG	3/10/16	(302)
USD	56,809	PHP	2,700,000	Deutsche Bank AG	3/10/16	(340)
USD	67,397	PHP	3,200,000	HSBC Bank PLC	3/10/16	(335)
USD	138,755	PHP	6,600,000	HSBC Bank PLC	3/10/16	(943)
USD	24,763	PLN	100,000	Barclays Bank PLC	3/10/16	(695)
USD	49,526	PLN	200,000	Barclays Bank PLC	3/10/16	(1,389)

12	BLACKROCK MANAGED VOLATILITY PORTFOLIO	DECEMBER 31, 2015

Schedule of Investments (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	12,362	PLN	50,000	JPMorgan Chase Bank N.A.	3/10/16	$ (366)
USD	210,159	PLN	850,000	JPMorgan Chase Bank N.A.	3/10/16	(6,229)
USD	333,783	PLN	1,350,000	JPMorgan Chase Bank N.A.	3/10/16	(9,893)
USD	47,380	RON	200,000	BNP Paribas S.A.	3/10/16	(723)
USD	47,517	RON	200,000	BNP Paribas S.A.	3/10/16	(586)
USD	12,146	RON	50,000	Standard Chartered Bank	3/10/16	121
USD	11,435	RUB	800,000	JPMorgan Chase Bank N.A.	3/10/16	681
USD	131,846	RUB	9,100,000	JPMorgan Chase Bank N.A.	3/10/16	9,512
USD	36,417	RUB	2,500,000	UBS AG	3/10/16	2,808
USD	34,604	SEK	300,000	Citibank N.A.	3/10/16	(1,008)
USD	34,604	SEK	300,000	Citibank N.A.	3/10/16	(1,008)
USD	51,906	SEK	450,000	Citibank N.A.	3/10/16	(1,512)
USD	51,906	SEK	450,000	Citibank N.A.	3/10/16	(1,512)
USD	80,743	SEK	700,000	Citibank N.A.	3/10/16	(2,352)
USD	80,743	SEK	700,000	Citibank N.A.	3/10/16	(2,352)
USD	46,138	SEK	400,000	Credit Suisse International	3/10/16	(1,344)
USD	161,584	SEK	1,400,001	Goldman Sachs International	3/10/16	(4,606)
USD	230,834	SEK	2,000,000	Goldman Sachs International	3/10/16	(6,579)
USD	311,625	SEK	2,700,000	Goldman Sachs International	3/10/16	(8,882)
USD	105,925	SEK	900,000	Standard Chartered Bank	3/10/16	(911)
USD	120,878	SGD	170,000	Standard Chartered Bank	3/10/16	1,262
USD	199,093	SGD	280,000	Standard Chartered Bank	3/10/16	2,078
USD	657,040	SGD	930,000	UBS AG	3/10/16	2,669
USD	86,231	THB	3,100,000	Deutsche Bank AG	3/10/16	235
USD	55,641	THB	2,000,000	Goldman Sachs International	3/10/16	159
USD	44,423	THB	1,600,000	Standard Chartered Bank	3/10/16	38
USD	10,123	TRY	30,000	Deutsche Bank AG	3/10/16	40
USD	18,257	TWD	600,000	Citibank N.A.	3/10/16	(24)
USD	138,445	TWD	4,550,000	Citibank N.A.	3/10/16	(186)
USD	1,132,512	TWD	37,220,000	Citibank N.A.	3/10/16	(1,518)
USD	58,015	TWD	1,900,000	Goldman Sachs International	3/10/16	126
Total						$(2,970,696)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

BLACKROCK MANAGED VOLATILITY PORTFOLIO	DECEMBER 31, 2015	13

Schedule of Investments (concluded)

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$1	—	$1
Common Stocks	$3,054,375	143,700,893	$5,440	146,760,708
Foreign Government Obligations	—	140,913,741	—	140,913,741
Other Interests	—	—	30	30
Preferred Securities	—	973,065	—	973,065
Rights	—	—	—	—
Short-Term Securities	343,248,392	—	—	343,248,392

Total	$346,302,767	$285,587,700	$5,470	$631,895,937

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Equity contracts	$1,412,226	—	—	$1,412,226
Foreign currency exchange contracts		$1,554,477	—	1,554,477
Liabilities:
Equity contracts	(3,914,919)	—	—	(3,914,919)
Foreign currency exchange contracts		(4,525,173)	—	(4,525,173)

Total	$(2,502,693)	$(2,970,696)	—	$(5,473,389)

[1]    Derivative financial instruments are financial futures contracts and forward foreign currency exchange contracts. Financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash pledged for financial futures contracts.	$13,785,100	—	—	$13,785,100
Foreign currency at value	7,066,169	—	—	7,066,169
Liabilities:
Bank overdraft	—	$(389,926)	—	(389,926)

Total	$20,851,269	$(389,926)	—	$20,461,343

During the period ended December 31, 2015, there were no transfers between levels.

14	BLACKROCK MANAGED VOLATILITY PORTFOLIO	DECEMBER 31, 2015

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date:	February 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date:	February 23, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date:	February 23, 2016